UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-05084
--------------------------------------------------------------------------------

                    Mutual of America Investment Corporation
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John R. Greed
                          Executive Vice President and
                                    Treasurer
                    Mutual of America Life Insurance Company
                                320 Park Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (212) 224-1600
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                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2003
--------------------------------------------------------------------------------

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The Semi-Annual Report to Shareholders which was filed via EDGAR on August 29, 2003 follows:

                             SEMI-ANNUAL REPORTS OF
                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                                  JUNE 30, 2003

      This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of Mutual of America Investment Corporation
   President's Message......................................................  1
   Portfolio Management Discussions.........................................  3
   Portfolio of Investments in Securities:
     Money Market Fund...................................................... 12
     All America Fund....................................................... 13
     Equity Index Fund...................................................... 21
     Mid-Cap Equity Index Fund.............................................. 26
     Bond Fund.............................................................. 31
     Short-Term Bond Fund................................................... 35
     Mid-Term Bond Fund..................................................... 38
     Composite Fund......................................................... 40
     Aggressive Equity Fund ................................................ 45
     Conservative Allocation Fund........................................... 47
     Moderate Allocation Fund............................................... 48
     Aggressive Allocation Fund............................................. 49
   Statement of Assets and Liabilities...................................... 50
   Statement of Operations.................................................. 52
   Statements of Changes in Net Assets...................................... 54
   Financial Highlights..................................................... 56
   Notes to Financial Statements............................................ 65

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      The 12 months ending June 30, 2003 continued to be challenging and difficult for the capital markets in general. Through the first nine months of this period, slow growth in the U.S. economy, concern over war in Iraq, corporate and accounting scandals, as well as unprecedented default rates on corporate bonds, weighed heavily on investors' confidence. Since mid-March 2003, however, the equity markets have generally regained the losses suffered in the previous three quarters concurrent with establishing military control in Iraq and indications that the economy is rebounding. The Standard & Poor's 500(R) Stock Index, representing large-cap stocks, was up 0.3% for the 12-month period ending June 30, 2003, while it was up 11.8% for the six months ending June 30, 2003.

      The corporate bond default rate peaked in 2002, forcing a flight to quality by investors. This default rate then fell substantially in the first half of 2003. This same period also saw Treasury bond yields fall to historical lows. On June 30, 2003, the yield on 10-year Treasury bonds was 3.5%, compared to 4.8% a year ago. Bond investors looking for relatively higher yields accepted lower-quality bonds, reversing the prior years' trend.

      The economy has been and continues to be buoyed by consumer spending, which in turn has been supported by mortgage refinancings and a strong housing market. The recent period of low interest rates that allowed consumers to refinance their mortgages has provided them with the liquidity to fund continued spending. While unemployment rates have risen and consumer confidence has slipped somewhat, consumer spending remains strong and should be further supported by recent cuts in federal income tax rates. There are some indications that corporate spending may begin to stabilize and improve, which should nudge the U.S. economy to improve.

      Many economists expect the economy to grow at a faster rate in the second half of 2003 than it did over the previous year, when average real Gross Domestic Product stood at 2.3%. One threat to such growth could be a sharp rise in interest rates, due partially to the projected federal deficit of $400 billion in 2003, although interest rates continue to be low on a historical basis.

      We are pleased to announce the addition of three new investment alternatives to the array of choices available. Three Allocation Funds have been introduced and have been designed for participants seeking diversified portfolios consistent with their risk tolerances.

      The total return performance for each of the Mutual of America Investment Corporation Funds (excluding the Allocation Funds) is reflected below.

                 Total Returns -- Six Months Ended June 30, 2003

      Money Market Fund............................................ + 0.5%
      All America Fund............................................. +11.9%
      Equity Index Fund............................................ +11.6%
      Mid-Cap Equity Index Fund.................................... +12.4%
      Bond Fund.................................................... + 6.4%
      Short-Term Bond Fund......................................... + 0.6%
      Mid-Term Bond Fund........................................... + 3.4%
      Composite Fund............................................... + 6.2%
      Aggressive Equity Fund....................................... +10.6%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. The performance of all Funds presented throughout this report are historical, assumes reinvestment of all dividends and capital gain and is not indicative of future results. Investments return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages that immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund and the Allocation Funds) illustrating each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;
      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages that then follow.

      Thank you for your continued investment in our Funds.

                                        Sincerely,

                                        /s/ Dolores J. Morrissey
                                        ------------------------
                                        Dolores J. Morrissey
                                        Chairman of the Board and President,
                                        Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper, the Fund returned 1.2% for the 12 months ended June 30, 2003. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds rate from 1.75% to 1.00% in an attempt to stimulate the economy. The seven-day effective yield as of August 19, 2003 is 0.8%. This yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

                                ALL AMERICA FUND

      The equity markets as represented by the Standard & Poor's 500(R) Stock Index remained within a trading range from July 1, 2002 through mid-March 2003. Only then did prices begin a sustained, broad-based rally that has encompassed most sectors. This can be attributed to investor sentiment that the economy and geopolitical climate are improving. Large-cap stocks outperformed small-cap stocks for the 12 months ending June 30, 2003. Large-cap value stocks were the strongest performers for those 12 months, followed by small-cap growth, large-cap value and small-cap value. For the six months ending June 30, 2003, small-cap growth stocks led the way, followed by small-cap value, large-cap value and large-cap growth.

      The investment objective of the All America Fund is to outperform the S&P 500(R). The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500(R) with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the Fund is approximately equally distributed in large-cap growth, small-cap growth, large-cap value and small-cap value. Mutual of America Capital Management Corporation manages the value assets and the small-cap growth assets. A sub-advisor manages the large-cap growth assets.

      The Fund's return for the 12 months ending June 30, 2003 was -3.2% versus the benchmark return of 0.3%.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

  Dates                       All America Fund*                   S&P 500 Index
  -----                       -----------------                   -------------
6/30/1993                          $10,000                           $10,000
6/30/1994                          $10,040                           $10,139
6/30/1995                          $12,818                           $12,782
6/30/1996                          $15,989                           $16,106
6/30/1997                          $20,477                           $21,694
6/30/1998                          $25,394                           $28,237
6/30/1999                          $30,228                           $34,661
6/30/2000                          $35,561                           $37,171
6/30/2001                          $28,917                           $31,658
6/30/2002                          $23,846                           $25,963
6/30/2003                          $23,080                           $26,030
--------------------------------------------------------------------------------

----------------------------------------------------
                    All America Fund
                    ----------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
 ---------------------------------------------------
 1 Year               $9,679        -3.2%    -3.2%
 5 Years              $9,089        -9.1%    -1.9%
 Since 5/2/94*       $22,469       124.7%     9.2%
 10 Years            $23,080       130.8%     8.7%
----------------------------------------------------

----------------------------------------------------
                    S & P 500 INDEX
                    ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
 ---------------------------------------------------
 1 Year              $10,026         0.3%     0.3%
 5 Years              $9,217        -7.8%    -1.6%
 Since 5/2/94        $25,329       153.3%    10.7%
 10 Years            $26,030       160.3%    10.0%
----------------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Fund.

      The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Standard & Poor's 500(R) Stock Index consists of 500 domestic stocks chosen for market size, liquidity and industry group representation. The S&P 500(R) is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and over the counter on NASDAQ, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

      The S&P 500(R) remained within a trading range from July 1, 2002 through mid-March 2003. Only then did prices begin a sustained, broad-based rally that has encompassed most sectors. This can be attributed to investor sentiment that the economy and geopolitical climate are improving.

      The investment objective of the Equity Index Fund is to replicate the performance of its benchmark, the S&P 500(R). The Equity Index Fund's performance for the 12 months ending June 30, 2003 was 0.1%, net of expenses. The benchmark return, which does not include expenses, was 0.3%.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

    Dates                      Equity Index Fund                   S&P 500 Index
    -----                      -----------------                   -------------
  6/30/1993                         $10,000                           $10,000
  6/30/1994                         $10,149                           $10,139
  6/30/1995                         $12,767                           $12,782
  6/30/1996                         $15,998                           $16,106
  6/30/1997                         $21,539                           $21,694
  6/30/1998                         $27,952                           $28,237
  6/30/1999                         $34,326                           $34,661
  6/30/2000                         $36,749                           $37,171
  6/30/2001                         $31,258                           $31,658
  6/30/2002                         $25,586                           $25,963
  6/30/2003                         $25,610                           $26,030
--------------------------------------------------------------------------------

----------------------------------------------------
                     Equity Index Fund
                     -----------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,010         0.1%     0.1%
 5 Years              $9,162        -8.4%    -1.7%
 10 Years            $25,610       156.1%     9.9%
----------------------------------------------------

----------------------------------------------------
                     S & P 500 Index
                     ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,026         0.3%     0.3%
 5 Years              $9,217        -7.8%    -1.6%
10 Years             $26,030       160.3%    10.0%
----------------------------------------------------

      The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the Standard & Poor's 400 MidCap Index. The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      For the 12-month period ending June 30, 2003, mid-cap stocks (as represented by the S&P 400) trailed large-cap stocks (as represented by the S&P 500(R)), while outperforming small-caps (represented by the Russell 2000(R) Index). For the six months ending June 30, 2003 mid-cap stocks outperformed large-caps, but trailed small-caps.

      The investment objective of the Mid-Cap Equity Index Fund is to replicate the performance of its benchmark, the S&P 400. The Mid-Cap Equity Index Fund's performance for the 12-month period ending June 30, 2003 was -1.2%, whereas the Index was -0.7% for the same period. Significant cash flows in and out of the Fund during the second half of 2002 resulted in the Fund's active use of mid-cap futures contracts. These contracts did not trade as precisely as the underlying securities of the S&P MidCap 400 Index resulting in a negative performance variance.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

  Dates                  Mid Cap Eq. Index Fund             S&P MidCap 400 Index
  -----                  ----------------------             --------------------
5/3/1999                        $10,000                            $10,000
6/30/1999                       $10,409                            $10,581
6/30/2000                       $12,079                            $12,377
6/30/2001                       $13,143                            $13,475
6/30/2002                       $12,439                            $12,839
6/30/2003                       $12,284                            $12,747
--------------------------------------------------------------------------------

----------------------------------------------------
                Mid-Cap Equity Index Fund
                -------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,876        -1.2%    -1.2%
 Since 5/3/99
  (Inception)        $12,284        22.8%     5.1%
----------------------------------------------------

----------------------------------------------------
                 S & P MidCap 400 Index
                 ----------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,929        -0.7%    -0.7%
 Since 5/3/99
  (Inception)        $12,747        27.5%     6.0%
----------------------------------------------------

      The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                    BOND FUND

      The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment-grade, publicly traded debt securities. A secondary objective is preservation of capital. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities that normally yield more than U.S. Treasury issues.

      For the 12 months ended June 30, 2003, the Fund returned 10.8%; its benchmark, the Lehman Brothers Aggregate Bond Index, returned 10.4% for the same period. Relative to the benchmark, the Fund has, over this period, maintained a near-market weighting in mortgage-backed securities, while slightly underweighting government issues. The Fund continued to emphasize higher yielding, but more volatile, corporate issues. In 2002, this volatility rose to unprecedented levels due to a weakening domestic economy and well-publicized accounting and corporate governance issues. Since the beginning of 2003, corporate bond prices have been more stable and yield relationships have begun to revert to historical levels. This may enable the Fund to outperform the more stable issues that dominate the Lehman Brothers Aggregate Bond Index in the future as long as the current trend continues.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

  Dates                            Bond Fund                         Lehman AGBI
  -----                            ---------                         -----------
6/30/1993                           $10,000                            $10,000
6/30/1994                           $ 9,973                            $ 9,868
6/30/1995                           $11,281                            $11,106
6/30/1996                           $11,880                            $11,663
6/30/1997                           $12,790                            $12,615
6/30/1998                           $14,272                            $13,944
6/30/1999                           $14,455                            $14,381
6/30/2000                           $14,953                            $15,036
6/30/2001                           $16,613                            $16,725
6/30/2002                           $17,515                            $18,168
6/30/2003                           $19,408                            $20,058
--------------------------------------------------------------------------------

----------------------------------------------------
                    Bond Fund
                    ---------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $11,081        10.8%    10.8%
 5 Years             $13,599        36.0%     6.3%
 10 Years            $19,408        94.1%     6.9%
----------------------------------------------------

----------------------------------------------------
        Lehman Bros. Aggregate Bond Index
        ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $11,040        10.4%    10.4%
 5 Years             $14,383        43.8%     7.5%
 10 Years            $20,059       100.6%     7.2%
----------------------------------------------------

      The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The average maturity of the Fund's securities holdings will be between one and three years. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focuses on tightly structured U.S. Government agency mortgage securities, which are normally less volatile than other securities of similar maturity. Over the 12-month period, the yield on three-year Treasury issues declined from 3.41% to 1.59%. The positive influence of price returns on the Index overwhelmed the higher current yield by the Fund's mortgage-backed securities. The Fund returned 2.9% for the 12 months ended June 2003, compared to the Salomon Brothers 1-3 Year Bond Index, which returned 5.9% for the same period.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

  Dates                        Short Term Bond                       Sal Br.1-3
  -----                        ---------------                       ----------
6/30/1993                          $10,000                            $10,000
6/30/1994                          $10,194                            $10,169
6/30/1995                          $10,806                            $10,951
6/30/1996                          $11,352                            $11,555
6/30/1997                          $12,034                            $12,319
6/30/1998                          $12,750                            $13,162
6/30/1999                          $13,384                            $13,844
6/30/2000                          $14,118                            $14,529
6/30/2001                          $15,321                            $15,928
6/30/2002                          $16,253                            $17,011
6/30/2003                          $16,727                            $18,013
--------------------------------------------------------------------------------

----------------------------------------------------
                Short-Term Bond Fund
                --------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,292         2.9%     2.9%
 5 Years             $13,120        31.2%     5.6%
 10 Years            $16,727        67.3%     5.3%
----------------------------------------------------

----------------------------------------------------
         Salomon Bros. 1-3 Year Bond Index
         ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,589         5.9%     5.9%
 5 Years             $13,685        36.8%     6.5%
 10 Years            $18,013        80.1%     6.1%
----------------------------------------------------

      The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The average maturity of the Fund's securities holdings will be between three and seven years. The Fund primarily invests in investment-grade, publicly traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities and zero coupon securities.

      The spreads against Treasury securities widened considerably during 2002, but began recovering early this year. For the 12 months ended June 30, 2003, the Fund returned 9.6% compared to the Salomon Bros. 3-7 Year Bond Index, which returned 12.7%.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

  Dates                          Mid Term Bond                       Sal Br.3-7
  -----                          -------------                       ----------
6/30/1993                           $10,000                            $10,000
6/30/1994                           $ 9,852                            $9,942
6/30/1995                           $10,968                            $11,053
6/30/1996                           $11,425                            $11,590
6/30/1997                           $12,302                            $12,453
6/30/1998                           $13,245                            $13,589
6/30/1999                           $13,689                            $14,169
6/30/2000                           $14,071                            $14,734
6/30/2001                           $15,337                            $16,480
6/30/2002                           $16,586                            $17,898
6/30/2003                           $18,173                            $20,165
--------------------------------------------------------------------------------

----------------------------------------------------
               Mid-Term Bond Fund
               ------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,957         9.6%     9.6%
 5 Years             $13,721        37.2%     6.5%
 10 Years            $18,173        81.7%     6.2%
----------------------------------------------------

----------------------------------------------------
         Salomon Bros. 3-7 Year Bond Index
         ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $11,267        12.7%    12.7%
 5 Years             $14,839        48.4%     8.2%
 10 Years            $20,165       101.7%     7.4%
----------------------------------------------------

      The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                 COMPOSITE FUND

      The Composite Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of publicly traded common stocks, debt securities and money market instruments. The equity portion of the Fund invests in 75-100 stocks within the Standard & Poor's 500(R) Stock Index. Approximately 25 of the largest stocks by market capitalization will have representation in the Fund.

      For the 12 months ending June 30, 2003, the Lehman Brothers Aggregate Bond Index returned 10.4% and the S&P 500(R) returned 0.3%. During this same period, the Composite Fund returned 1.1%, reflecting its heavier weighting in certain holdings.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

                              Lehman Bros. Aggregate                  Salomon Bros. 3 - Mo.
  Dates      Composite Fund         Bond Index        S&P 500 Index   Treasury Bill Index
  -----      --------------         ----------        -------------   -------------------
6/30/1993        $10,000              $10,000           $10,000            $10,000
6/30/1994        $ 9,859              $ 9,868           $10,139            $10,334
6/30/1995        $11,235              $11,106           $12,782            $10,890
6/30/1996        $12,781              $11,663           $16,106            $11,482
6/30/1997        $14,665              $12,615           $21,694            $12,086
6/30/1998        $17,673              $13,944           $28,237            $12,718
6/30/1999        $19,451              $14,381           $34,661            $13,318
6/30/2000        $21,254              $15,036           $37,171            $14,024
6/30/2001        $20,225              $16,725           $31,658            $14,815
6/30/2002        $18,255              $18,168           $25,963            $15,180
6/30/2003        $18,454              $20,058           $26,030            $15,394
--------------------------------------------------------------------------------

----------------------------------------------------
                  Composite Fund
                  --------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,109         1.1%     1.1%
 5 Years             $10,442         4.4%     0.9%
 10 Years            $18,454        84.5%     6.3%
----------------------------------------------------

----------------------------------------------------
                 S & P 500 Index
                 ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,026         0.3%     0.3%
 5 Years             $ 9,217        -7.8%    -1.6%
 10 Years            $26,029       160.3%    10.0%
----------------------------------------------------

----------------------------------------------------
        Lehman Bros. Aggregate Bond Index
        ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $11,040        10.4%    10.4%
 5 Years             $14,383        43.8%     7.5%
 10 Years            $20,059       100.6%     7.2%
----------------------------------------------------

----------------------------------------------------
       Salomon Bros. 3 - Month T-Bill Index
       ------------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year              $10,141         1.4%     1.4%
 5 Years             $12,103        21.0%     3.9%
10 Years             $15,394        53.9%     4.4%
----------------------------------------------------

      The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

                             AGGRESSIVE EQUITY FUND

      For the 12 months ending June 30, 2003, the performance of small-cap stocks (as represented by the Russell 2000(R) Index) trailed both large- and mid-cap stocks (as measured by the Standard & Poor's 500(R) Stock Index and S&P 400 MidCap Index, respectively). In the latter part of this period, small-cap stocks moved up sharply as the Russell 2000(R) Index had its strongest rally in more than a decade, outperforming large-cap stocks.

      The Aggressive Equity Fund's performance trailed the benchmark, due in part to the type of stocks that were rallying within the Index, including companies of very small capitalizations and companies with no earnings that do not meet the Fund's investment criteria.

      The objective of the Aggressive Equity Fund is capital appreciation through investing in both growth and value stocks, generally of companies with small-market capitalizations. The respective weightings of growth and value stocks are determined by market conditions. For the 12 months ending June 30, 2003, the Fund returned -12.7% versus -1.6% for the Russell 2000(R) Index.

[The following information was depicted as a line chart in the printed material]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT

  Dates                       Aggressive Equity                      S & P 500
  -----                       -----------------                      ---------
 5/2/1994                          $10,000                            $10,000
6/30/1994                          $ 9,781                            $ 9,479
6/30/1995                          $12,541                            $11,474
6/30/1996                          $16,930                            $13,832
6/30/1997                          $21,068                            $16,091
6/30/1998                          $22,859                            $18,746
6/30/1999                          $22,864                            $19,027
6/30/2000                          $31,812                            $21,754
6/30/2001                          $28,384                            $21,898
6/30/2002                          $27,301                            $20,014
6/30/2003                          $23,833                            $19,686
--------------------------------------------------------------------------------

----------------------------------------------------
              Aggressive Equity Fund
              ----------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $8,730       -12.7%   -12.7%
 5 Years             $10,426         4.3%     0.8%
 Since 5/2/94
  (Inception)        $23,833       138.3%     9.9%
----------------------------------------------------

----------------------------------------------------
                Russell 2000 Index
                ------------------
                                    Total Return
 Period              Growth         ------------
 Ended                 of          Cumu-     Average
 6/30/03             $10,000      lative     Annual
----------------------------------------------------
 1 Year               $9,836        -1.6%    -1.6%
 5 Years             $10,500         5.0%     1.0%
 Since 5/2/94
  (Inception)        $19,686        96.9%     7.7%
----------------------------------------------------

      The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                          CONSERVATIVE ALLOCATION FUND

      The Conservative Allocation Fund invests primarily in the fixed income Funds of the Investment Company and also invests in an equity Fund of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed income Funds and approximately 25% of net assets in equity
Funds. The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund, approximately 30% in the Mid-Term Bond Fund, approximately 15% in the Short-Term Bond Fund and approximately 25% in the Equity Index Fund.

      The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. Performance for the Fund is compared to the S&P 500 Index and the Lehman Aggregate Bond Index. The Fund began its operations May 20, 2003.

                            MODERATE ALLOCATION FUND

      The Moderate Allocation Fund invests in the equity and fixed income Funds of the Investment Company. The Fund's target allocation is approximately 50% of net assets in equity Funds and approximately 50% of net assets in fixed income Funds. The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% in the Mid-Cap Equity Index Fund, approximately 30% in the Bond Fund and approximately 20% in the Mid-Term Bond Fund.

      The objective of the Moderate Allocation Fund is capital appreciation and current income. Performance for the Fund is compared to the S&P 500 Index and the Lehman Aggregate Bond Index. The Fund began its operations May 20, 2003.

                           AGGRESSIVE ALLOCATION FUND

      The Aggressive Allocation Fund invests in the equity and fixed income Funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in equity Funds and approximately 25% of net assets in a fixed income Fund. The Fund seeks to maintain approximately 45% of its net assets in the Equity Index Fund, approximately 20% in the Mid-Cap Equity Index Fund, approximately 10% in the Aggressive Equity Fund and approximately 25% in the Bond Fund.

      The objective of the Aggressive Allocation Fund is capital appreciation and to a lesser extent current income. Performance for the Fund is compared to the S&P 500 Index and the Lehman Aggregate Bond Index. The Fund began its operations May 20, 2003.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                    Face
                                                                  Rating*     Rate    Maturity      Amount       Value($)
                                                                 --------   --------  ---------   ----------   ------------
SHORT-TERM DEBT SECURITIES:
AGENCIES (50.6%)
   Federal Home Loan Mortgage Corp. ...........................       AAA        0.93% 07/30/03  $ 1,134,000    $ 1,133,150
   Federal Home Loan Mortgage Corp. ...........................       AAA        0.91  08/07/03    6,864,000      6,857,578
   Federal Home Loan Mortgage Corp. ...........................       AAA        0.91  08/11/03    3,500,000      3,496,372
   Federal Home Loan Mortgage Corp. ...........................       AAA        0.91  08/14/03   12,604,000     12,589,896
   Federal Home Loan Mortgage Corp. ...........................       AAA        0.91  08/19/03    1,488,000      1,486,157
   Federal Home Loan Mortgage Corp. ...........................       AAA        0.91  08/28/03    1,015,000      1,013,511
   Federal Home Loan Mortgage Corp. ...........................       AAA        0.91  08/29/03    1,460,000      1,457,822
   Federal National Mortgage Assn. ............................       AAA        0.90  07/31/03    6,856,000      6,850,857
   Federal National Mortgage Assn. ............................       AAA        0.89  08/13/03    5,420,000      5,414,237
   Federal National Mortgage Assn. ............................       AAA        0.91  08/27/03    2,546,000      2,542,331
                                                                                                                -----------
                                                                                                                 42,841,911
                                                                                                                -----------
COMMERCIAL PAPER (47.6%)
   7-Eleven, Inc. .............................................    A1+/P1        1.26  07/31/03    2,600,000      2,597,265
   Alabama Power Company.......................................     A1/P1        1.20  07/08/03    2,900,000      2,899,323
   American Express Credit Corp. ..............................     A1/P1        0.94  07/25/03    2,000,000      1,998,746
   American Express Credit Corp. ..............................     A1/P1        1.02  08/26/03      500,000        499,207
   Archer Daniels Midland......................................     A1/P1        1.20  07/01/03      400,000        400,000
   Archer Daniels Midland......................................     A1/P1        1.23  07/16/03    2,600,000      2,598,665
   Bemis Company...............................................     A1/P1        1.08  07/11/03    3,000,000      2,999,099
   Coca-Cola Co. ..............................................     A1/P1        0.99  07/11/03    1,500,000      1,499,587
   Coca-Cola Enterprises.......................................     A1/P1        1.22  07/18/03    2,500,000      2,498,557
   Donnelley (R.R.) & Sons.....................................     A1/P1        1.23  07/11/03    2,700,000      2,699,077
   Du Pont (E.I.) de Nemours & Co. ............................    A1+/P1        1.01  07/18/03    2,100,000      2,098,998
   Du Pont (E.I.) de Nemours & Co. ............................    A1+/P1        0.93  08/21/03      800,000        798,946
   Gannett Co. ................................................     A1/P1        1.02  07/18/03    2,500,000      2,498,796
   General Electric Capital Corp. .............................    A1+/P1        1.24  07/25/03    2,600,000      2,597,847
   Grainger, (WW) Inc. ........................................    A1+/P1        0.91  07/25/03    2,500,000      2,498,483
   Intl. Business Machines Corp. ..............................     A1/P1        0.98  08/25/03      968,000        966,550
   Kimberly-Clark Worldwide....................................    A1+/P1        1.00  08/11/03    2,426,000      2,423,237
   Nestle Capital Corp. .......................................    A1+/P1        1.18  07/02/03    2,500,000      2,499,919
   Unilever Capital Corp. .....................................     A1/P1        1.07  07/17/03      760,000        759,638
   Washington Post Co. ........................................     A1/P1        0.94  07/18/03    2,500,000      2,498,890
                                                                                                                -----------
                                                                                                                 40,330,830
                                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $83,172,741) 98.2%................................................................................     83,172,741
                                                                                                                -----------
TEMPORARY CASH INVESTMENT
   (Cost: $1,500,000) 1.8% **...............................................................................      1,500,000
                                                                                                                -----------
TOTAL INVESTMENTS
   (Cost: $84,672,741) 100.0%...............................................................................    $84,672,741
                                                                                                                ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                       Shares             Value
                                      --------        ------------
INDEXED ASSETS:
COMMON STOCKS
  eBay, Inc.*.......................    8,581       $    893,969
  3M Company........................   10,521          1,356,999
  ADC Telecommunications, Inc.*.....   21,674             50,457
  AES Corp.*........................   16,558            105,143
  AOL Time Warner, Inc.*............  121,543          1,955,627
  AT&T Corp. .......................   21,250            409,063
  AT&T Wireless Services*...........   73,294            601,744
  Abbott Laboratories...............   42,188          1,846,147
  Ace, Ltd.*........................    7,154            245,311
  Adobe Systems, Inc. ..............    6,211            199,187
  Advanced Micro Devices, Inc.*.....    9,346             59,908
  Aetna, Inc. ......................    4,033            242,787
  Aflac, Inc. ......................   13,890            427,118
  Agilent Technologies, Inc.*.......   12,738            249,028
  Air Products & Chemicals, Inc. ...    6,091            253,386
  Alberto-Culver Co. ...............    1,543             78,847
  Albertson's, Inc. ................    9,913            190,330
  Alcoa, Inc. ......................   22,844            582,522
  Allegheny Energy, Inc.*...........    3,349             28,299
  Allegheny Technologies, Inc. .....    2,149             14,183
  Allergan, Inc. ...................    3,516            271,084
  Allied Waste Industries, Inc.*....    5,603             56,310
  Allstate Corp. ...................   19,025            678,241
  Alltel Corp. .....................    8,332            401,769
  Altera Corp.*.....................   10,334            169,478
  Altria Group, Inc. ...............   54,725          2,486,704
  AmSouth Bancorporation............    9,489            207,240
  Ambac Financial Group, Inc. ......    2,826            187,223
  Amerada Hess Corp. ...............    2,375            116,803
  Ameren Corp. .....................    4,277            188,616
  American Electric Power, Inc. ....   10,675            318,435
  American Express Co. .............   35,053          1,465,566
  American Greetings Corp. Cl A*....    1,699             33,368
  American Int'l. Group, Inc. ......   70,497          3,890,024
  American Power Conversion.........    5,238             81,660
  American Standard Cos., Inc.*.....    1,918            141,798
  Amerisource Bergen Corp. .........    2,963            205,484
  Amgen, Inc.*......................   34,041          2,280,066
  Anadarko Petroleum Corp. .........    6,669            296,570
  Analog Devices, Inc.*.............    9,777            340,337
  Andrew Corp.*.....................    2,628             24,178
  Anheuser-Busch Cos., Inc. ........   22,550          1,151,178
  Anthem, Inc.*.....................    3,717            286,767
  Aon Corp. ........................    8,437            203,163
  Apache Corp. .....................    4,277            278,262
  Apartment Investment & Mgmt. Co. .    2,528             87,469
  Apollo Group, Inc. Cl A*..........    4,736            292,495
  Apple Computer, Inc.*.............    9,881            188,925
  Applera Corp.-Applied Biosys......    5,708            108,623
  Applied Materials, Inc.*..........   44,794            710,433
  Applied Micro Circuits, Corp.*....    8,121             49,132
  Archer-Daniels-Midland Co. .......   17,353            223,333
  Ashland, Inc. ....................    1,860             57,065
  AutoZone, Inc.*...................    2,418            183,695
  Autodesk, Inc. ...................    3,078             49,740
  Automatic Data Processing, Inc. ..   16,101            545,180
  Autonation, Inc.*.................    7,696            120,981
  Avaya, Inc.*......................   10,306             66,577
  Avery Dennison Corp. .............    2,945            147,839
  Avon Products, Inc. ..............    6,335            394,037
  BB & T Corp. .....................   12,659            434,204
  BJ Services Co.*..................    4,187            156,426
  BMC Software, Inc.*...............    6,333            103,418
  Baker Hughes, Inc. ...............    9,098            305,420
  Ball Corp. .......................    1,458             66,354

                                       Shares             Value
                                      --------        ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Bank One Corp. ...................   30,874       $  1,147,895
  Bank of America Corp. ............   40,487          3,199,688
  Bank of New York Co., Inc. .......   20,839            599,121
  Bard (C.R.), Inc. ................    1,364             97,267
  Bausch & Lomb, Inc. ..............    1,437             53,888
  Baxter International, Inc. .......   16,149            419,874
  Bear Stearns Cos., Inc. ..........    2,582            186,988
  Becton Dickinson & Co. ...........    6,943            269,736
  Bed Bath & Beyond, Inc.*..........    7,903            306,715
  BellSouth Corp. ..................   49,968          1,330,648
  Bemis Co. ........................    1,414             66,175
  Best Buy Co., Inc.*...............    8,623            378,722
  Big Lots, Inc.*...................    3,056             45,962
  Biogen, Inc.*.....................    3,959            150,442
  Biomet, Inc. .....................    6,960            199,474
  Black & Decker Corp. .............    2,140             92,983
  Block (H. & R.), Inc. ............    4,802            207,687
  Boeing Co. .......................   22,724            779,888
  Boise Cascade Corp. ..............    1,554             37,141
  Boston Scientific Corp.*..........   11,086            677,355
  Bristol-Myers Squibb Co. .........   52,387          1,422,307
  Broadcom Corp. Cl A*..............    7,570            188,569
  Brown-Forman Corp. Cl B...........    1,623            127,600
  Brunswick Corp. ..................    2,440             61,049
  Burlington Northern Santa Fe......   10,076            286,561
  Burlington Resources, Inc. .......    5,383            291,059
  CIGNA Corp. ......................    3,780            177,433
  CINergy Corp. ....................    4,759            175,084
  CMS Energy Corp.*.................    3,859             31,258
  CSX Corp. ........................    5,736            172,596
  CVS Corp. ........................   10,565            296,137
  Calpine Corp.*....................   10,302             67,993
  Campbell Soup Co. ................   11,095            271,828
  Capital One Financial Corp. ......    6,120            300,982
  Cardinal Health, Inc. ............   12,153            781,438
  Carnival Corp. ...................   16,989            552,312
  Caterpillar, Inc. ................    9,309            518,139
  Cendant Corp.*....................   27,527            504,295
  Centerpoint Energy, Inc. .........    8,256             67,286
  Centex Corp. .....................    1,639            127,498
  CenturyTel, Inc. .................    3,776            131,594
  Charles Schwab Corp. .............   36,497            368,255
  Charter One Financial, Inc. ......    6,171            192,412
  ChevronTexaco Corp. ..............   28,874          2,084,703
  Chiron Corp.*.....................    5,083            222,229
  Chubb Corp. ......................    4,988            299,280
  Ciena Corp.*......................   12,732             66,079
  Cincinnati Financial Corp. .......    4,330            160,600
  Cintas Corp. .....................    4,550            161,252
  Circuit City Group, Inc. .........    5,587             49,166
  Cisco Systems, Inc.*..............  189,694          3,147,023
  Citigroup, Inc. ..................  139,135          5,954,978
  Citizens Communications Co.*......    7,661             98,750
  Citrix Systems, Inc.*.............    4,468             90,968
  Clear Channel Communications*.....   16,598            703,589
  Clorox Co. .......................    5,915            252,275
  Coca-Cola Co. ....................   66,618          3,091,741
  Coca-Cola Enterprises, Inc. ......   12,219            221,775
  Colgate-Palmolive Co. ............   14,473            838,710
  Comcast Corp. Cl A*...............   60,780          1,834,340
  Comerica, Inc. ...................    4,786            222,549
  Computer Associates Intl., Inc. ..   15,624            348,103
  Computer Sciences Corp.*..........    4,980            189,838
  Compuware Corp.*..................   10,161             58,629
  Comverse Technology, Inc.*........    5,086             76,443

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                       Shares             Value
                                      --------        ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  ConAgra Foods, Inc. ..............   14,514       $    342,530
  Concord EFS, Inc.*................   13,151            193,583
  ConocoPhillips....................   18,344          1,005,251
  Consolidated Edison, Inc. ........    6,034            261,152
  Constellation Energy Group........    4,385            150,406
  Convergys Corp.*..................    3,999             63,984
  Cooper Industries, Ltd.*..........    2,513            103,787
  Cooper Tire & Rubber Co. .........    1,941             34,142
  Coors (Adolph) Co. Cl B...........      969             47,462
  Corning, Inc.*....................   34,212            252,827
  Costco Wholesale Corp.*...........   12,253            448,460
  Countrywide Financial Corp. ......    3,530            245,582
  Crane Co. ........................    1,600             36,208
  Cummins, Inc. ....................    1,106             39,694
  DTE Energy Co. ...................    4,493            173,610
  Dana Corp. .......................    3,983             46,043
  Danaher Corp. ....................    4,098            278,869
  Darden Restaurants, Inc. .........    4,598             87,270
  Deere & Co. ......................    6,470            295,679
  Dell Computer Corp.*..............   69,326          2,215,659
  Delphi Corporation................   15,143            130,684
  Delta Air Lines, Inc. ............    3,304             48,503
  Deluxe Corp. .....................    1,560             69,888
  Devon Energy Corp. ...............    6,139            327,823
  Dillard's, Inc. Cl A..............    2,239             30,159
  Disney (Walt) Co. ................   55,222          1,090,635
  Dollar General Corp. .............    9,015            164,614
  Dominion Resources, Inc. .........    8,400            539,868
  Donnelley (R.R.) & Sons Co. ......    3,024             79,047
  Dover Corp. ......................    5,433            162,827
  Dow Chemical Co. .................   24,744            766,074
  Dow Jones & Co., Inc. ............    2,269             97,635
  Du Pont (E.I.) de Nemours & Co. ..   26,918          1,120,866
  Duke Energy Corp. ................   24,355            485,882
  Dynergy, Inc.*....................   10,072             42,302
  EMC Corp.*........................   59,142            619,217
  EOG Resources, Inc. ..............    3,094            129,453
  Eastman Chemical Co. .............    2,067             65,462
  Eastman Kodak Co. ................    7,827            214,068
  Eaton Corp. ......................    1,951            153,368
  Ecolab, Inc. .....................    7,102            181,811
  Edison International*.............    8,733            143,483
  El Paso Corp. ....................   16,105            130,128
  Electronic Arts, Inc.*............    3,935            291,151
  Electronic Data Systems Corp. ....   12,904            276,791
  Emerson Electric Co. .............   11,377            581,365
  Engelhard Corp. ..................    3,486             86,348
  Entergy Corp. ....................    6,018            317,630
  Equifax, Inc. ....................    3,892            101,192
  Equity Office Properties..........   10,884            293,977
  Equity Residential................    7,371            191,277
  Exelon Corp. .....................    8,763            524,115
  Exxon Mobil Corp. ................  180,523          6,482,581
  FPL Group, Inc. ..................    4,886            326,629
  Family Dollar Stores, Inc. .......    4,619            176,215
  Fannie Mae........................   26,482          1,785,946
  FedEx Corp. ......................    7,996            495,992
  Federated Investors, Inc. ........    3,000             82,260
  Federated Department Stores.......    5,112            188,377
  Fifth Third Bancorp...............   15,583            893,529
  First Data Corp. .................   20,223            838,041
  First Tennessee Natl. Corp. ......    3,401            149,338
  FirstEnergy Corp. ................    7,975            306,639
  Fiserv, Inc.*.....................    5,221            185,920
  FleetBoston Financial Corp. ......   28,419            844,328

                                       Shares             Value
                                      --------        ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Fluor Corp. ......................    2,146       $     72,191
  Ford Motor Co. ...................   49,468            543,653
  Forest Laboratories, Inc.*........    9,757            534,196
  Fortune Brands, Inc. .............    3,977            207,599
  Franklin Resources, Inc. .........    6,850            267,630
  Freddie Mac.......................   18,630            945,845
  Freeport-McMoran Copper Cl B......    3,855             94,448
  Gannett Co., Inc. ................    7,260            557,641
  Gap, Inc. ........................   24,070            451,553
  Gateway, Inc.*....................    8,682             31,689
  General Dynamics Corp. ...........    5,412            392,370
  General Electric Co. .............  270,116          7,746,927
  General Mills, Inc. ..............    9,892            468,980
  General Motors Corp. .............   15,152            545,472
  Genuine Parts Co. ................    4,656            149,039
  Genzyme Corp. (Genl. Div)*........    5,832            243,778
  Georgia-Pacific (Timber Group)....    6,723            127,401
  Gillette Co. .....................   27,599            879,304
  Golden West Financial Corp. ......    4,127            330,201
  Goldman Sachs Group, Inc. ........   12,686          1,062,453
  Goodrich Corporation..............    3,177             66,717
  Goodyear Tire & Rubber Co.*.......    4,695             24,649
  Grainger (W.W.), Inc. ............    2,515            117,601
  Great Lakes Chemical Corp. .......    1,344             27,418
  Guidant Corp. ....................    8,359            371,056
  HCA, Inc. ........................   13,799            442,120
  Halliburton Co. ..................   11,815            271,745
  Harley-Davidson, Inc. ............    8,114            323,424
  Harrah's Entertainment, Inc.*.....    3,003            120,841
  Hartford Financial
    Svc. Gp., Inc. .................    7,510            378,204
  Hasbro, Inc. .....................    4,628             80,944
  Health Management Associates......    6,490            119,741
  Heinz (H.J.) Co. .................    9,497            313,211
  Hercules, Inc.*...................    2,903             28,740
  Hershey Food Corp. ...............    3,630            252,866
  Hewlett-Packard Co. ..............   82,499          1,757,229
  Hilton Hotels Corp. ..............   10,090            129,051
  Home Depot, Inc. .................   62,097          2,056,653
  Honeywell International, Inc. ....   23,186            622,544
  Humana, Inc.*.....................    4,363             65,881
  Huntington Bancshares, Inc. ......    6,179            120,614
  IMS Health, Inc. .................    6,646            119,562
  ITT Industries, Inc. .............    2,460            161,032
  Illinois Tool Works, Inc. ........    8,263            544,119
  Ingersoll Rand Co.*...............    4,495            212,703
  Intel Corp. ......................  176,593          3,670,309
  International Game Technology.....    2,283            233,619
  International Paper Co. ..........   12,925            461,810
  Interpublic Group of Cos., Inc. ..   10,531            140,905
  Intl. Business Machines Corp. ....   46,702          3,852,915
  Intl. Flavors & Fragrances........    2,544             81,230
  Intuit, Inc.*.....................    5,517            245,672
  J.P. Morgan Chase & Co. ..........   54,898          1,876,414
  JDS Uniphase Corp.*...............   38,653            135,672
  Jabil Circuit, Inc.*..............    5,280            116,688
  Janus Capital Group...............    6,396            104,894
  Jefferson-Pilot Corp. ............    3,859            159,994
  John Hancock Financial Services...    7,796            239,571
  Johnson & Johnson.................   80,238          4,148,305
  Johnson Controls, Inc. ...........    2,344            200,646
  Jones Apparel Group, Inc.*........    3,451            100,976
  KB Home...........................    1,355             83,983
  KLA Tencor Corp.*.................    5,112            237,657
  Kellogg Co. ......................   11,010            378,414
  Kerr-McGee Corp. .................    2,685            120,288

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                       Shares             Value
                                      --------        ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  KeyCorp. .........................   11,451       $    289,367
  Keyspan Corporation...............    4,195            148,713
  Kimberly Clark Corp. .............   13,749            716,873
  Kinder Morgan, Inc. ..............    3,322            181,547
  King Pharmaceuticals, Inc.*.......    6,473             95,541
  Knight-Ridder, Inc. ..............    2,263            155,989
  Kohl's Corp.*.....................    9,157            470,487
  Kroger Co.*.......................   20,392            340,139
  LSI Logic Corp.*..................   10,141             71,798
  Leggett & Platt...................    5,274            108,117
  Lehman Brothers Holdings, Inc. ...    6,519            433,383
  Lexmark Int'l, Inc.*..............    3,386            239,627
  Lilly (Eli) & Co. ................   30,365          2,094,274
  Limited Brands, Inc. .............   14,109            218,690
  Lincoln National Corp. ...........    4,760            169,599
  Linear Technology Corp. ..........    8,388            270,177
  Liz Claiborne, Inc. ..............    2,813             99,158
  Lockheed Martin Corp. ............   12,204            580,544
  Loews Corp. ......................    4,996            236,261
  Louisiana-Pacific Corp.*..........    2,800             30,212
  Lowe's Companies, Inc. ...........   20,982            901,177
  Lucent Technologies*..............  111,811            226,976
  MBIA, Inc. .......................    3,888            189,540
  MBNA Corp. .......................   34,531            719,626
  MGIC Investment Corp. ............    2,763            128,866
  Manor Care, Inc.*.................    2,464             61,625
  Marathon Oil Corp. ...............    8,394            221,182
  Marriott International, Inc. .....    6,284            241,431
  Marsh & McLennan Cos., Inc. ......   14,371            733,927
  Marshall & Ilsley Corp. ..........    6,126            187,333
  Masco Corp. ......................   12,881            307,212
  Mattel, Inc. .....................   11,884            224,845
  Maxim Integrated Products, Inc. ..    8,775            300,017
  May Department Stores Co. ........    7,796            173,539
  Maytag Corp. .....................    2,051             50,085
  McCormick & Co., Inc. ............    3,757            102,190
  McDermott International, Inc.*....    1,768             11,103
  McDonald's Corp. .................   34,387            758,577
  McGraw-Hill Cos., Inc. ...........    5,183            321,346
  McKesson Corp. ...................    7,827            279,737
  MeadWestvaco Corp. ...............    5,416            133,775
  Medimmune, Inc.*..................    6,725            244,588
  Medtronic, Inc. ..................   32,960          1,581,091
  Mellon Financial Corp. ...........   11,587            321,539
  Merck & Co., Inc. ................   60,603          3,669,512
  Mercury Interactive Corp.*........    2,209             85,289
  Meredith Corp. ...................    1,322             58,168
  Merrill Lynch & Co., Inc. ........   25,144          1,173,722
  MetLife, Inc. ....................   20,551            582,004
  Micron Technology, Inc.*..........   16,450            191,314
  Microsoft Corp. ..................  290,167          7,431,163
  Millipore Corp.*..................    1,276             56,616
  Mirant Corp.*.....................   10,832             31,413
  Molex, Inc., Cl A.................    5,216            140,780
  Monsanto Co. .....................    7,065            152,887
  Monster Worldwide, Inc.*..........    2,959             58,381
  Moody's Corp. ....................    4,063            214,161
  Morgan Stanley....................   29,386          1,256,252
  Motorola, Inc. ...................   62,586            590,186
  NCR Corp.*........................    2,599             66,586
  NIKE, Inc. Cl B...................    7,194            384,807
  NVIDIA Corporation*...............    4,237             97,493
  Nabors Industries, Ltd.*..........    3,860            152,663
  National City Corp. ..............   16,532            540,762
  National Semiconductor Corp.*.....    4,850             95,642

                                       Shares             Value
                                      --------        ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Navistar International Corp.*.....    1,809       $     59,028
  Network Appliance, Inc.*..........    9,171            148,662
  New York Times Co. Cl A...........    4,038            183,729
  Newell Rubbermaid, Inc. ..........    7,411            207,508
  Newmont Mining Corp Holding Co. ..   10,772            349,659
  Nextel Communications, Inc.*......   27,785            502,353
  NiSource, Inc. ...................    7,059            134,121
  Nicor, Inc. ......................    1,189             44,124
  Noble Corporation*................    3,530            121,079
  Nordstrom, Inc. ..................    3,599             70,252
  Norfolk Southern Corp. ...........   10,450            200,640
  North Fork Bancorp, Inc. .........    4,234            144,210
  Northern Trust Corp. .............    5,958            248,985
  Northrop Grumman Corp. ...........    4,893            422,217
  Novell, Inc.*.....................    9,898             30,486
  Novellus Systems, Inc.*...........    3,996            146,338
  Nucor Corp. ......................    2,085            101,852
  Occidental Petroleum Corp. .......   10,250            343,888
  Office Depot, Inc.*...............    8,346            121,100
  Omnicom Group, Inc. ..............    5,095            365,312
  Oracle Corp.*.....................  141,627          1,702,357
  PACCAR, Inc. .....................    3,080            207,654
  PG & E Corp.*.....................   11,059            233,898
  PMC Sierra, Inc.*.................    4,566             53,559
  PNC Financial Services Group......    7,610            371,444
  PPG Industries, Inc. .............    4,523            229,497
  PPL Corporation...................    4,556            195,908
  Pactiv Corp.*.....................    4,275             84,260
  Pall Corp. .......................    3,270             73,575
  Parametric Technology Corp.*......    7,147             21,798
  Parker Hannifin Corp. ............    3,137            131,723
  Paychex, Inc. ....................   10,174            298,200
  Penney (J.C.) Co., Inc. ..........    7,270            122,500
  Peoples Energy Corp. .............      949             40,703
  Peoplesoft, Inc.*.................    8,556            150,500
  Pepsi Bottling Group, Inc. .......    7,410            148,348
  PepsiCo, Inc. ....................   46,435          2,066,358
  PerkinElmer, Inc. ................    3,397             46,913
  Pfizer, Inc. .....................  213,376          7,286,790
  Phelps Dodge Corp.*...............    2,390             91,633
  Pinnacle West Capital Corp. ......    2,432             91,078
  Pitney Bowes, Inc. ...............    6,360            244,288
  Plum Creek Timber Co. ............    4,885            126,766
  Power One, Inc.*..................    2,237             15,995
  Praxair, Inc. ....................    4,303            258,610
  Principal Financial Group, Inc. ..    8,846            285,284
  Proctor & Gamble Co. .............   34,992          3,120,587
  Progress Energy, Inc. ............    6,508            285,701
  Progressive Corp. of Ohio.........    5,900            431,290
  Providian Financial Corp.*........    7,737             71,645
  Prudential Financial, Inc. .......   14,857            499,938
  Public Svc. Enterprise Group......    6,105            257,936
  Pulte Homes, Inc. ................    1,614             99,519
  QLogic Corp.*.....................    2,489            120,293
  Qualcomm, Inc. ...................   21,335            762,726
  Quest Diagnostics, Inc.*..........    2,852            181,958
  Quintiles Transnational Corp.*....    3,213             45,592
  Qwest Communications Intl.*.......   45,820            219,020
  RJ Reynolds Tobacco Holdings......    2,375             88,374
  RadioShack Corp. .................    4,529            119,158
  Raytheon Co. .....................   11,096            364,393
  Reebok International Ltd.*........    1,573             52,900
  Regions Financial Corp. ..........    5,935            200,484
  Robert Half Intl., Inc.*..........    4,598             87,086
  Rockwell Automation, Inc. ........    4,936            117,674

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                       Shares             Value
                                      --------        ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Rockwell Collins..................    4,824       $    118,815
  Rohm & Haas Co. ..................    5,903            183,170
  Rowan Cos., Inc.*.................    2,513             56,291
  Ryder System, Inc. ...............    1,617             41,428
  SBC Communications, Inc. .........   89,794          2,294,237
  SLM Corporation...................   12,222            478,736
  Sabre Group Holdings, Inc. .......    3,827             94,336
  Safeco Corp. .....................    3,673            129,583
  Safeway, Inc.*....................   11,930            244,088
  Sanmina Corp.*....................   13,690             86,384
  Sara Lee Corp. ...................   20,961            394,276
  Schering-Plough Corp. ............   39,700            738,420
  Schlumberger, Ltd. ...............   15,737            748,609
  Scientific-Atlanta, Inc. .........    4,027             96,004
  Sealed Air Corp.*.................    2,242            106,854
  Sears Roebuck & Co. ..............    8,301            279,246
  Sempra Energy.....................    5,564            158,741
  Sherwin-Williams Co. .............    4,041            108,622
  Siebel Systems, Inc.*.............   13,231            126,224
  Sigma-Aldrich Corp. ..............    1,972            106,843
  Simon Property Group..............    5,108            199,365
  Snap-On, Inc. ....................    1,550             44,997
  Solectron Corp.*..................   22,427             83,877
  SouthTrust Corp. .................    9,289            252,661
  Southern Co. .....................   19,506            607,807
  Southwest Airlines Co. ...........   21,051            362,077
  Sprint Corp. (FON Gp.)............   24,299            349,906
  Sprint Corp. (PCS Gp.)*...........   27,660            159,045
  St. Jude Medical, Inc.*...........    4,774            274,505
  St. Paul Companies, Inc. .........    6,072            221,689
  Stanley Works.....................    2,374             65,522
  Staples, Inc.*....................   13,160            241,486
  Starbucks Corp.*..................   10,555            258,809
  Starwood Hotels & Resorts.........    5,422            155,015
  State Street Corp. ...............    8,928            351,763
  Stryker Corp. ....................    5,366            372,239
  Sun Microsystems, Inc.*...........   87,287            401,520
  Sungard Data Sys., Inc.*..........    7,686            199,144
  Sunoco, Inc. .....................    2,024             76,386
  Suntrust Banks, Inc. .............    7,653            454,129
  Supervalu, Inc. ..................    3,544             75,558
  Symantec Corp.*...................    3,968            174,036
  Symbol Technologies, Inc. ........    6,231             81,065
  Synovus Financial Corp. ..........    8,187            176,021
  Sysco Corp. ......................   17,557            527,412
  T. Rowe Price Group, Inc. ........    3,307            124,839
  TJX Companies, Inc. ..............   13,797            259,935
  TXU Corp. ........................    8,661            194,439
  Target Corp. .....................   24,615            931,432
  Teco Energy, Inc. ................    4,722             56,617
  Tektronix, Inc.*..................    2,339             50,522
  Tellabs, Inc.*....................   11,142             73,203
  Temple-Inland, Inc. ..............    1,429             61,318
  Tenet Healthcare Corp.*...........   12,611            146,918
  Teradyne, Inc.*...................    4,998             86,515
  Texas Instruments, Inc. ..........   46,737            822,571
  Textron, Inc. ....................    3,698            144,296


                                       Shares             Value
                                      --------        ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Thermo Electron Corp.*............    4,372       $     91,899
  Thomas & Betts Corp.*.............    1,558             22,513
  Tiffany & Co. ....................    3,882            126,864
  Torchmark Corp. ..................    3,201            119,237
  Toys R Us, Inc.*..................    5,713             69,242
  Transocean, Inc.*.................    8,642            189,865
  Travelers Property Casualty Co. ..   27,201            428,960
  Tribune Co. ......................    8,351            403,353
  Tupperware Corp. .................    1,557             22,359
  Tyco International Ltd. ..........   53,969          1,024,332
  UNUM Provident Corp. .............    7,707            103,351
  US Bancorp........................   51,884          1,271,158
  UST, Inc. ........................    4,511            158,020
  Union Pacific Corp. ..............    6,867            398,423
  Union Planters Corp. .............    5,327            165,297
  Unisys Corp.*.....................    8,767            107,659
  United Parcel Service Cl B........   30,413          1,937,308
  United States Steel Group.........    2,731             44,706
  United Technologies Corp. ........   12,673            897,629
  UnitedHealth Group, Inc. .........   16,016            804,804
  Univision Communications, Inc. ...    6,143            186,747
  Unocal Corp. .....................    6,894            197,789
  V F Corp. ........................    2,982            101,537
  Veritas Software Corp.*...........   11,210            321,391
  Verizon Communications............   74,331          2,932,358
  Viacom, Inc. Cl B*................   47,386          2,068,873
  Visteon Corp. ....................    3,496             24,018
  Vulcan Materials Co. .............    2,716            100,682
  Wachovia Corp. ...................   36,356          1,452,786
  Wal-Mart Stores, Inc. ............  118,348          6,351,737
  Walgreen Co. .....................   27,700            833,770
  Washington Mutual, Inc. ..........   25,148          1,038,612
  Waste Management, Inc. ...........   15,992            385,247
  Waters Corp.*.....................    3,358             97,819
  Watson Pharmaceuticals, Inc.*.....    2,852            115,135
  Wellpoint Health Networks, Inc. ..    4,000            337,200
  Wells Fargo & Company.............   45,273          2,281,759
  Wendy's International, Inc. ......    3,070             88,938
  Weyerhaeuser Co. .................    5,909            319,086
  Whirlpool Corp. ..................    1,784            113,641
  Williams Cos., Inc. ..............   13,992            110,537
  Winn-Dixie Stores, Inc. ..........    3,766             46,359
  Worthington Industries, Inc. .....    2,288             30,659
  Wrigley (Wm.) Jr. Co. ............    6,036            339,404
  Wyeth.............................   35,891          1,634,835
  XL Capital Limited*...............    3,643            302,369
  Xcel Energy, Inc. ................   10,679            160,612
  Xerox Corp.*......................   21,110            223,555
  Xilinx, Inc.*.....................    9,119            230,802
  Yahoo!, Inc.*.....................   16,303            534,086
  Yum! Brands, Inc.*................    7,947            234,913
  Zimmer Holdings, Inc.*............    5,310            239,216
  Zions Bancorporation..............    2,462            124,602
                                                    ------------
TOTAL INDEXED ASSETS -- COMMON STOCKS+
  (Cost: $203,042,847) 55.3%........                $242,593,391
                                                    ============

----------
*     Non-income producing security.
+     See "(b)" on page 17 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                                              Rate   Maturity      Amount          Value
                                                                             ------  --------    ----------    ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
   U.S. Treasury Bill(a)...............................................       1.10%  07/03/03    $  500,000    $    499,969
   U.S. Treasury Bill(a)...............................................       1.00   07/24/03       500,000         499,677
                                                                                                               ------------
                                                                                                                    999,646
AGENCIES (1.0%)
   FMNA................................................................       0.70   07/01/03     4,302,000       4,302,000
                                                                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $5,301,646) 1.2%.................................................................................       5,301,646
                                                                                                               ------------
TOTAL INDEXED ASSETS
   (Cost: $208,344,493) 56.5%..............................................................................    $247,895,037
                                                                                                               ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2003:

                                                                                Expiration    Underlying Face   Unrealized
                                                                                   Date       Amount at Value   Gain/(Loss)
                                                                                ----------    ---------------   -----------
PURCHASED
   22 S&P 500 Stock Index Futures Contracts...............................    September 2003     $5,353,150      $(187,850)
                                                                                                 ==========      =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.2%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Indexed Assets of the All America Fund's Portfolio of Investments in Securities at June 30, 2003 are those which comprise the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of June 30, 2003 the sector weightings of the common stocks component of the Indexed Assets of the fund was as follows:

      Basic Materials ..........  2.7%            Healthcare...........  14.8%
      Consumer Cyclical......... 11.1%            Industrials..........  10.4%
      Consumer Non-Cyclical..... 11.6%            Technology...........  16.2%
      Energy....................  5.8%            Telecommunications...   3.9%
      Financials................ 20.5%            Utilities............   3.0%

      "Standard and Poor's does not sponsor, endorse, sell or promote the All America Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the All America Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                       Shares              Value
                                      --------        -------------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.5%)
  Alcoa, Inc. ......................   16,400         $    418,200
  Freeport-McMoran Copper Cl B......    8,900              218,050
  Nova Chemicals Corp. .............   12,210              232,478
  OM Group, Inc.*...................   35,460              522,326
  Olin Corp. .......................   10,830              185,193
  Praxair, Inc. ....................   10,700              643,070
                                                      ------------
                                                         2,219,317
                                                      ------------
CONSUMER, CYCLICAL (6.1%)
  AOL Time Warner, Inc.*............   27,000              434,430
  Aeropostale, Inc.*................   51,417            1,104,437
  American Axle & Mfg. Holdings*....   21,220              507,158
  Applebees Intl., Inc. ............   22,500              707,175
  aQuantive, Inc.*..................  100,883            1,059,272
  Best Buy Co., Inc.*...............    9,000              395,280
  Borg-Warner, Inc. ................    9,260              596,344
  Boyd Gaming Corp.*................   73,347            1,265,969
  CBRL Group, Inc. .................   16,940              658,288
  Carlisle Companies, Inc. .........   18,000              758,880
  Central Garden & Pet Co.*.........   16,550              397,862
  Christopher & Banks Corp.*........   44,660            1,651,973
  Claire's Stores, Inc. ............   15,170              384,711
  Clear Channel Communications*.....   10,400              440,856
  Comcast Corp. Cl A*...............   26,000              784,680
  Courier Corp. ....................   11,132              573,298
  Disney (Walt) Co. ................   43,200              853,200
  Emmis Communications Cl A*........   33,078              759,140
  Ford Motor Co. ...................   76,000              835,240
  Gap, Inc. ........................   54,000            1,013,040
  Guitar Center, Inc.*..............    1,389               40,392
  Home Depot, Inc. .................   20,250              670,680
  Outback Steakhouse, Inc. .........   13,400              522,600
  P.F. Changs China Bistro, Inc.*...   32,497            1,599,177
  Sinclair Broadcast Group*.........   82,932              963,670
  Sonic Automotive, Inc.*...........   60,868            1,333,618
  Steve Madden, Ltd.*...............   44,734              965,807
  United Auto Group, Inc.*..........   31,267              680,995
  United Online, Inc.*..............   35,712              904,942
  Viacom, Inc. Cl B*................    4,800              209,568
  West Marine, Inc.*................   63,670            1,114,862
  Wet Seal, Inc. Cl A*..............   55,160              589,109
  XM Satelite Radio Holdings*.......   68,259              750,166
  Young Broadcasting, Inc.*.........   53,519            1,128,181
                                                      ------------
                                                        26,655,000
                                                      ------------
CONSUMER, NON-CYCLICAL (0.8%)
  Bunge Limited*....................   30,600              875,160
  Ecolab, Inc. .....................   51,600            1,320,960
  Sensient Technologies Corp. ......   41,601              948,919
  Service Corp. International*......  141,208              546,475
                                                      ------------
                                                         3,691,514
                                                      ------------
ENERGY (2.3%)
  Apache Corp. .....................   17,127            1,114,283
  Equitable Resources, Inc. ........    8,080              329,179
  Exxon Mobil Corp. ................   33,280            1,195,085
  Lyondell Chemical Co. ............   12,810              173,319
  Occidental Petroleum Corp. .......   61,500            2,063,325
  Oil States International, Inc. ...   50,947              616,459
  Patina Oil & Gas Corp. ...........   24,620              791,533
  Pogo Producing Co. ...............   27,280            1,166,220
  Quicksilver Resources*............   13,861              331,971
  Superior Energy Services, Inc.*...   46,297              438,896
  Universal Compression Holdings....   24,045              501,579

                                       Shares              Value
                                      --------        -------------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
ENERGY (CONTINUED)
  Western Gas Resources.............   16,530         $    654,588
  Williams Cos., Inc. ..............   78,800              622,520
                                                      ------------
                                                         9,998,957
                                                      ------------
FINANCIAL (5.8%)
  Alabama National Bancorp..........   30,752            1,490,857
  American Int'l. Group, Inc. ......   33,800            1,865,084
  BB & T Corp. .....................    6,300              216,090
  Bank of America Corp. ............   26,700            2,110,101
  Bank of Hawaii Corp. .............   26,000              861,900
  Bank of the Ozarks................    2,680              102,966
  Brown & Brown, Inc. ..............   12,300              399,750
  Citigroup, Inc. ..................   47,200            2,020,160
  Comerica, Inc. ...................   27,000            1,255,500
  Cullen/Frost Bankers, Inc. .......    7,618              244,538
  East West Bancorp, Inc. ..........   19,883              718,572
  Health Care Ppty. Invs., Inc. ....      740               31,339
  Huntington Bancshares, Inc. ......   29,000              566,080
  Lincoln National Corp. ...........   23,400              833,742
  MBNA Corp. .......................  135,000            2,813,400
  Morgan Stanley....................   75,000            3,206,250
  PNC Financial Services Group......    8,800              429,528
  PrivateBancorp, Inc. .............   54,173            1,478,381
  SouthTrust Corp. .................   30,100              818,720
  Synovus Financial Corp. ..........    9,800              210,700
  Texas Regional Bancshares.........   39,978            1,362,050
  Wachovia Corp. ...................   20,000              799,200
  Willow Grove Bancorp..............  104,861            1,782,637
                                                      ------------
                                                        25,617,545
                                                      ------------
HEALTHCARE (4.4%)
  Alaris Medical*...................   53,191              688,823
  Alexion Pharmaceuticals, Inc.*....   35,778              610,015
  Bristol-Myers Squibb Co. .........   32,800              890,520
  Cardinal Health, Inc. ............   33,900            2,179,770
  Closure Medical Corporation*......   10,103              187,815
  Cubist Pharmaceuticals, Inc.*.....   50,713              540,601
  Dendreon Corp.*...................  105,067              624,098
  Edwards Lifesciences Corp.*.......   21,478              690,303
  IDEXX Laboratories, Inc.*.........   14,975              499,117
  Impac Medical Systems*............   41,604              881,589
  Medtronic, Inc. ..................   55,000            2,638,350
  Neurocrine Biosciences, Inc.*.....   11,445              571,563
  Pfizer, Inc. .....................   65,000            2,219,750
  Pharmaceutical Resources, Inc.*...   12,854              625,476
  Select Medical Corp.*.............   34,250              850,428
  Shire Pharmaceuticals Group Plc...   27,570              544,508
  Staar Surgical Co.*...............   41,642              481,798
  Steris Corp.*.....................   30,760              710,248
  Telik, Inc.*......................   39,182              627,696
  Vicuron Pharmaceuticals, Inc.*....   24,175              343,285
  VistaCare, Inc. Cl A*.............   31,270              765,177
  Vital Images, Inc.*...............   48,417              894,746
  WellChoice, Inc.*.................       70                2,050
                                                      ------------
                                                        19,067,726
                                                      ------------
INDUSTRIAL (5.0%)
  3M Company........................    4,600              593,308
  AGCO Corp.*.......................   31,520              538,362
  Airgas, Inc. .....................   73,449            1,230,271
  Benchmark Electronics*............   11,382              350,110
  Boeing Co. .......................   12,800              439,296
  Carbo Ceramics, Inc. .............   11,828              440,002
  Chicago Bridge & Iron (NY Shs) ...   43,820              993,838

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                       Shares              Value
                                      --------        -------------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIAL (CONTINUED)
  Clarcor, Inc. ....................   16,629         $    641,048
  Cooper Industries, Ltd.*..........   12,600              520,380
  Covenant Transport, Inc. Cl A*....   25,505              437,666
  Documentum, Inc.*.................   56,051            1,102,523
  EMCOR Group, Inc.*................   13,672              674,850
  Fair Isaac Corp. .................   22,380            1,151,451
  Graco, Inc. ......................   16,530              528,960
  Harman Intl. Industries, Inc. ....   17,373            1,374,899
  Heartland Express, Inc.*..........   49,890            1,129,011
  Jacobs Engineering Group, Inc. ...   20,956              883,295
  Kirby Corp.*......................   50,403            1,421,365
  Landstar System, Inc.*............   29,609            1,852,339
  MTS Systems Corp. ................   33,350              491,579
  Macromedia, Inc.*.................   42,041              884,543
  Magma Design Automation*..........   76,681            1,315,079
  NN, Inc. .........................   39,840              504,374
  PMC Sierra, Inc.*.................   67,230              788,608
  Robert Half Intl., Inc.*..........   47,400              897,756
  Waste Connections Inc.*...........   15,460              541,873
                                                      ------------
                                                        21,726,786
                                                      ------------
TECHNOLOGY (14.3%)
  Agere Systems, Inc. Cl A*.........  335,561              781,857
  Amdocs Ltd.*......................   83,669            2,008,056
  Applied Materials, Inc.*..........  210,400            3,336,944
  Avocent Corp.*....................   36,780            1,100,825
  Brocade Communication Sys.*.......  125,000              736,250
  Cisco Systems, Inc.*..............  235,000            3,898,650
  Concord Communications, Inc.*.....   40,203              553,997
  Cray, Inc.*.......................   72,412              572,055
  Cypress Semiconductor Corp.*......   72,309              867,708
  Dell Computer Corp.*..............   68,000            2,173,280
  EMC Corp.*........................  370,000            3,873,900
  Emulex Corp.*.....................   59,330            1,350,944
  Fairchild Semiconductor Intl.*....   31,471              402,514
  Hewlett-Packard Co. ..............   25,400              541,020
  Hyperion Solutions, Corp.*........   45,881            1,547,566
  Integrated Circuit Systems, Inc. .   14,717              462,555
  Intel Corp. ......................   46,950              975,809
  Intergraph Corp.*.................   68,555            1,473,933
  International Rectifier*..........   59,247            1,589,005


                                       Shares              Value
                                      --------        -------------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
  Intersil Corp. Cl A*..............   40,000          $ 1,064,400
  Juniper Networks, Inc.*...........  175,000            2,164,750
  Legato Systems, Inc.*.............  125,550            1,053,365
  Linear Technology Corp. ..........   98,850            3,183,959
  Marvell Technology Group*.........   50,790            1,745,652
  Maxim Integrated Products, Inc. ..   86,500            2,957,435
  Mercury Interactive Corp.*........   46,693            1,802,817
  Micromuse, Inc.*..................   84,097              671,935
  Microsoft Corp. ..................   90,000            2,304,892
  Oracle Corp.*.....................   32,000              384,640
  Quest Software, Inc.*.............   55,346              658,617
  RealNetworks, Inc.*...............   52,619              355,704
  Rockwell Automation, Inc. ........   51,000            1,215,840
  Sonus Networks, Inc.*.............  248,857            1,204,468
  Sandisk Corp.*....................   55,248            2,229,257
  Sanmina Corp.*....................  102,000              643,620
  Silicon Image, Inc.*..............  170,843              939,637
  Texas Instruments, Inc. ..........   59,100            1,040,160
  Tivo, Inc.*.......................   84,693            1,023,938
  Veritas Software Corp.*...........  127,000            3,641,090
  Western Digital Corp.*............   88,759              914,218
  Xilinx, Inc.*.....................  108,000            2,733,480
  Zebra Technologies Cl A*..........    7,970              599,743
                                                      ------------
                                                        62,780,485
                                                      ------------
TELECOMMUNICATIONS (0.8%)
  AT&T Wireless Services*...........  101,100              830,031
  Alltel Corp. .....................    6,730              324,521
  Nextel Communications, Inc.*......   66,000            1,193,280
  SBC Communications, Inc. .........   18,000              459,900
  Verizon Communications............    6,650              262,343
  Vodafone Group Plc................   20,000              393,000
                                                      ------------
                                                         3,463,075
                                                      ------------
UTILITIES (0.4%)
  CINergy Corp. ....................   16,950              623,591
  Entergy Corp. ....................   11,500              606,970
  FPL Group, Inc. ..................    7,000              467,951
                                                      ------------
                                                         1,698,512
                                                      ------------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
  (Cost: $166,187,502) 40.4%........                  $176,918,917
                                                      ============

----------
*     Non-income producing security.


   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                                              Rate   Maturity      Amount         Value
                                                                             ------  --------   -----------    ------------
SHORT-TERM DEBT SECURITIES:
AGENCIES (3.0%)
   FNMA................................................................       0.70%  07/01/03   $13,291,000    $ 13,291,000
                                                                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $13,291,000) 3.0%................................................................................      13,291,000
                                                                                                               ------------
TOTAL ACTIVE ASSETS
   (Cost: $179,478,502) 43.4%..............................................................................     190,209,917
                                                                                                               ------------
TEMPORARY CASH INVESTMENT
   (Cost: $250,800) 0.1% **................................................................................         250,800
                                                                                                               ------------
TOTAL INVESTMENTS
   (Cost: $388,073,795) 100.0%.............................................................................    $438,355,754
                                                                                                               ============

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                      Shares                Value
                                     --------            -----------
INDEXED ASSETS:
COMMON STOCKS:
  eBay, Inc.*.......................   17,292           $  1,801,481
  3M Company........................   21,214              2,736,182
  ADC Telecommunications, Inc.*.....   43,585                101,466
  AES Corp.*........................   33,367                211,880
  AOL Time Warner, Inc.*............  244,926              3,940,859
  AT&T Corp. .......................   42,822                824,324
  AT&T Wireless Services*...........  147,697              1,212,592
  Abbott Laboratories...............   84,989              3,719,119
  Ace, Ltd.*........................   14,417                494,359
  Adobe Systems, Inc. ..............   12,564                402,927
  Advanced Micro Devices, Inc.*.....   18,834                120,726
  Aetna, Inc. ......................    8,187                492,857
  Aflac, Inc. ......................   28,056                862,722
  Agilent Technologies, Inc.*.......   25,669                501,829
  Air Products & Chemicals, Inc. ...   12,353                513,885
  Alberto-Culver Co. ...............    3,176                162,294
  Albertson's, Inc. ................   19,977                383,558
  Alcoa, Inc. ......................   46,035              1,173,893
  Allegheny Energy, Inc.*...........    6,832                 57,730
  Allegheny Technologies, Inc. .....    4,385                 28,941
  Allergan, Inc. ...................    7,038                542,630
  Allied Waste Industries, Inc.*....   11,365                114,218
  Allstate Corp. ...................   38,339              1,366,785
  Alltel Corp. .....................   16,909                815,352
  Altera Corp.*.....................   20,797                341,071
  Altria Group, Inc. ...............  110,279              5,011,078
  AmSouth Bancorporation............   19,121                417,603
  Ambac Financial Group, Inc. ......    5,761                381,666
  Amerada Hess Corp. ...............    4,850                238,523
  Ameren Corp. .....................    8,780                387,198
  American Electric Power, Inc. ....   21,513                641,733
  American Express Co. .............   70,636              2,953,291
  American Greetings Corp. Cl A*....    3,581                 70,331
  American Int'l. Group, Inc. ......  142,061              7,838,926
  American Power Conversion.........   10,662                166,221
  American Standard Cos., Inc.*.....    3,939                291,210
  Amerisource Bergen Corp. .........    5,993                415,615
  Amgen, Inc.*......................   68,597              4,594,627
  Anadarko Petroleum Corp. .........   13,518                601,145
  Analog Devices, Inc.*.............   19,802                689,308
  Andrew Corp.*.....................    5,345                 49,174
  Anheuser-Busch Cos., Inc. ........   45,441              2,319,763
  Anthem, Inc.*.....................    7,530                580,940
  Aon Corp. ........................   17,002                409,408
  Apache Corp. .....................    8,802                572,658
  Apartment Investment & Mgmt. Co. .    5,100                176,460
  Apollo Group, Inc. Cl A*..........    9,478                585,361
  Apple Computer, Inc.*.............   19,912                380,717
  Applera Corp.-Applied Biosys......   11,385                216,657
  Applied Materials, Inc.*..........   90,266              1,431,619
  Applied Micro Circuits, Corp.*....   16,509                 99,879
  Archer-Daniels-Midland Co. .......   35,097                451,698
  Ashland, Inc. ....................    3,711                113,853
  AutoZone, Inc.*...................    4,874                370,278
  Autodesk, Inc. ...................    6,162                 99,578
  Automatic Data Processing, Inc. ..   32,594              1,103,633
  Autonation, Inc.*.................   15,322                240,862
  Avaya, Inc.*......................   20,768                134,161
  Avery Dennison Corp. .............    5,971                299,744
  Avon Products, Inc. ..............   12,793                795,725
  BB & T Corp. .....................   25,603                878,183
  BJ Services Co.*..................    8,580                320,549
  BMC Software, Inc.*...............   12,683                207,113
  Baker Hughes, Inc. ...............   18,315                614,835
  Ball Corp. .......................    3,090                140,626

                                      Shares                Value
                                     --------            -----------

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Bank One Corp. ...................   62,216           $  2,313,191
  Bank of America Corp. ............   81,667              6,454,143
  Bank of New York Co., Inc. .......   41,993              1,207,299
  Bard (C.R.), Inc. ................    2,808                200,238
  Bausch & Lomb, Inc. ..............    2,900                108,750
  Baxter International, Inc. .......   32,542                846,092
  Bear Stearns Cos., Inc. ..........    5,395                390,706
  Becton Dickinson & Co. ...........   13,846                537,917
  Bed Bath & Beyond, Inc.*..........   15,986                620,417
  BellSouth Corp. ..................  100,584              2,678,552
  Bemis Co. ........................    2,880                134,784
  Best Buy Co., Inc.*...............   17,491                768,205
  Big Lots, Inc.*...................    6,315                 94,978
  Biogen, Inc.*.....................    8,103                307,914
  Biomet, Inc. .....................   14,077                403,447
  Black & Decker Corp. .............    4,271                185,575
  Block (H. & R.), Inc. ............    9,714                420,131
  Boeing Co. .......................   45,792              1,571,581
  Boise Cascade Corp. ..............    3,168                 75,715
  Boston Scientific Corp.*..........   22,339              1,364,913
  Bristol-Myers Squibb Co. .........  105,567              2,866,144
  Broadcom Corp. Cl A*..............   15,254                379,977
  Brown-Forman Corp. Cl B...........    3,281                257,952
  Brunswick Corp. ..................    4,901                122,623
  Burlington Northern Santa Fe......   20,377                579,522
  Burlington Resources, Inc. .......   10,944                591,742
  CIGNA Corp. ......................    7,590                356,275
  CINergy Corp. ....................    9,591                352,853
  CMS Energy Corp.*.................    7,834                 63,455
  CSX Corp. ........................   11,670                351,150
  CVS Corp. ........................   21,364                598,833
  Calpine Corp.*....................   20,759                137,009
  Campbell Soup Co. ................   22,310                546,595
  Capital One Financial Corp. ......   12,333                606,537
  Cardinal Health, Inc. ............   24,315              1,563,455
  Carnival Corp. ...................   34,199              1,111,809
  Caterpillar, Inc. ................   18,711              1,041,454
  Cendant Corp.*....................   55,471              1,016,229
  Centerpoint Energy, Inc. .........   16,548                134,866
  Centex Corp. .....................    3,357                261,141
  CenturyTel, Inc. .................    7,753                270,192
  Charles Schwab Corp. .............   73,548                742,099
  Charter One Financial, Inc. ......   12,284                383,015
  ChevronTexaco Corp. ..............   58,184              4,200,885
  Chiron Corp.*.....................   10,165                444,414
  Chubb Corp. ......................   10,081                604,860
  Ciena Corp.*......................   25,656                133,155
  Cincinnati Financial Corp. .......    8,778                325,576
  Cintas Corp. .....................    9,258                328,104
  Circuit City Group, Inc. .........   11,285                 99,308
  Cisco Systems, Inc.*..............  382,260              6,341,693
  Citigroup, Inc. ..................  280,377             12,000,136
  Citizens Communications Co.*......   15,345                197,797
  Citrix Systems, Inc.*.............    9,004                183,321
  Clear Channel Communications*.....   33,448              1,417,861
  Clorox Co. .......................   11,804                503,441
  Coca-Cola Co. ....................  134,156              6,226,180
  Coca-Cola Enterprises, Inc. ......   24,624                446,926
  Colgate-Palmolive Co. ............   29,261              1,695,675
  Comcast Corp. Cl A*...............  122,480              3,696,446
  Comerica, Inc. ...................    9,499                441,704
  Computer Associates Intl., Inc. ..   31,484                701,464
  Computer Sciences Corp.*..........   10,178                387,985
  Compuware Corp.*..................   20,553                118,591
  Comverse Technology, Inc.*........   10,207                153,411

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                      Shares                Value
                                     --------            -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  ConAgra Foods, Inc. ..............   29,191           $    688,908
  Concord EFS, Inc.*................   26,501                390,095
  ConocoPhillips....................   36,966              2,025,737
  Consolidated Edison, Inc. ........   12,160                526,285
  Constellation Energy Group........    8,957                307,225
  Convergys Corp.*..................    8,058                128,928
  Cooper Industries, Ltd.*..........    5,069                209,350
  Cooper Tire & Rubber Co. .........    3,998                 70,325
  Coors (Adolph) Co. Cl B...........    1,974                 96,687
  Corning, Inc.*....................   68,941                509,474
  Costco Wholesale Corp.*...........   24,781                906,985
  Countrywide Financial Corp. ......    7,114                494,921
  Crane Co. ........................    3,237                 73,253
  Cummins, Inc. ....................    2,256                 80,968
  DTE Energy Co. ...................    9,104                351,779
  Dana Corp. .......................    8,079                 93,393
  Danaher Corp. ....................    8,286                563,862
  Darden Restaurants, Inc. .........    9,167                173,990
  Deere & Co. ......................   13,008                594,466
  Dell Computer Corp.*..............  139,876              4,470,437
  Delphi Corporation................   30,417                262,499
  Delta Air Lines, Inc. ............    6,706                 98,444
  Deluxe Corp. .....................    3,011                134,893
  Devon Energy Corp. ...............   12,518                668,461
  Dillard's, Inc. Cl A..............    4,603                 62,002
  Disney (Walt) Co. ................  111,279              2,197,760
  Dollar General Corp. .............   18,119                330,853
  Dominion Resources, Inc. .........   16,927              1,087,898
  Donnelley (R.R.) & Sons Co. ......    6,160                161,022
  Dover Corp. ......................   10,999                329,640
  Dow Chemical Co. .................   49,863              1,543,758
  Dow Jones & Co., Inc. ............    4,452                191,570
  Du Pont (E.I.) de Nemours & Co. ..   54,244              2,258,720
  Duke Energy Corp. ................   49,079                979,126
  Dynergy, Inc.*....................   20,296                 85,243
  EMC Corp.*........................  119,110              1,247,082
  EOG Resources, Inc. ..............    6,279                262,713
  Eastman Chemical Co. .............    4,203                133,109
  Eastman Kodak Co. ................   15,603                426,742
  Eaton Corp. ......................    4,038                317,427
  Ecolab, Inc. .....................   14,313                366,413
  Edison International*.............   17,712                291,008
  El Paso Corp. ....................   32,562                263,101
  Electronic Arts, Inc.*............    7,930                586,741
  Electronic Data Systems Corp. ....   26,053                558,837
  Emerson Electric Co. .............   22,883              1,169,321
  Engelhard Corp. ..................    6,944                172,003
  Entergy Corp. ....................   12,297                649,036
  Equifax, Inc. ....................    7,732                201,032
  Equity Office Properties..........   21,932                592,383
  Equity Residential................   14,843                385,176
  Exelon Corp. .....................   17,561              1,050,323
  Exxon Mobil Corp. ................  363,778             13,063,268
  FPL Group, Inc. ..................    9,923                663,353
  Family Dollar Stores, Inc. .......    9,349                356,664
  Fannie Mae........................   53,364              3,598,868
  FedEx Corp. ......................   16,224              1,006,375
  Federated Investors, Inc. ........    5,938                162,820
  Federated Department Stores.......   10,202                375,944
  Fifth Third Bancorp...............   31,276              1,793,366
  First Data Corp. .................   40,735              1,688,058
  First Tennessee Natl. Corp. ......    6,828                299,817
  FirstEnergy Corp. ................   16,180                622,121
  Fiserv, Inc.*.....................   10,522                374,688
  FleetBoston Financial Corp. ......   57,269              1,701,462

                                      Shares                Value
                                     --------            -----------

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Fluor Corp. ......................    4,371           $    147,040
  Ford Motor Co. ...................   99,756              1,096,318
  Forest Laboratories, Inc.*........   19,735              1,080,491
  Fortune Brands, Inc. .............    7,915                413,163
  Franklin Resources, Inc. .........   13,804                539,322
  Freddie Mac.......................   37,436              1,900,626
  Freeport-McMoran Copper Cl B......    7,878                193,011
  Gannett Co., Inc. ................   14,532              1,116,203
  Gap, Inc. ........................   48,505                909,954
  Gateway, Inc.*....................   17,617                 64,302
  General Dynamics Corp. ...........   10,749                779,303
  General Electric Co. .............  544,320             15,611,098
  General Mills, Inc. ..............   20,049                950,523
  General Motors Corp. .............   30,468              1,096,848
  Genuine Parts Co. ................    9,494                303,903
  Genzyme Corp. (Genl. Div)*........   11,666                487,639
  Georgia-Pacific (Timber Group)....   13,594                257,606
  Gillette Co. .....................   55,615              1,771,894
  Golden West Financial Corp. ......    8,341                667,363
  Goldman Sachs Group, Inc. ........   25,654              2,148,523
  Goodrich Corporation..............    6,387                134,127
  Goodyear Tire & Rubber Co.*.......    9,530                 50,033
  Grainger (W.W.), Inc. ............    4,971                232,444
  Great Lakes Chemical Corp. .......    2,730                 55,692
  Guidant Corp. ....................   16,845                747,750
  HCA, Inc. ........................   27,896                893,788
  Halliburton Co. ..................   23,726                545,698
  Harley-Davidson, Inc. ............   16,453                655,817
  Harrah's Entertainment, Inc.*.....    6,073                244,378
  Hartford Financial Svc Gp, Inc. ..   15,198                765,371
  Hasbro, Inc. .....................    9,415                164,668
  Health Management Associates......   12,976                239,407
  Heinz (H.J.) Co. .................   19,103                630,017
  Hercules, Inc.*...................    5,937                 58,776
  Hershey Food Corp. ...............    7,144                497,651
  Hewlett-Packard Co. ..............  166,246              3,541,040
  Hilton Hotels Corp. ..............   20,459                261,671
  Home Depot, Inc. .................  125,134              4,144,438
  Honeywell International, Inc. ....   46,724              1,254,539
  Humana, Inc.*.....................    8,820                133,182
  Huntington Bancshares, Inc. ......   12,451                243,044
  IMS Health, Inc. .................   13,282                238,943
  ITT Industries, Inc. .............    4,992                326,776
  Illinois Tool Works, Inc. ........   16,713              1,100,551
  Ingersoll Rand Co.*...............    9,203                435,486
  Intel Corp. ......................  355,859              7,396,173
  International Game Technology.....    4,619                472,662
  International Paper Co. ..........   26,029                930,016
  Interpublic Group of Cos., Inc. ..   21,221                283,937
  Intl. Business Machines Corp. ....   94,112              7,764,240
  Intl. Flavors & Fragrances........    5,127                163,705
  Intuit, Inc.*.....................   11,183                497,979
  J.P. Morgan Chase & Co. ..........  110,627              3,781,231
  JDS Uniphase Corp.*...............   77,891                273,397
  Jabil Circuit, Inc.*..............   10,775                238,128
  Janus Capital Group...............   13,040                213,856
  Jefferson-Pilot Corp. ............    7,799                323,347
  John Hancock Financial Services...   15,665                481,385
  Johnson & Johnson.................  161,691              8,359,425
  Johnson Controls, Inc. ...........    4,838                414,133
  Jones Apparel Group, Inc.*........    7,004                204,937
  KB Home...........................    2,603                161,334
  KLA Tencor Corp.*.................   10,340                480,707
  Kellogg Co. ......................   22,192                762,739
  Kerr-McGee Corp. .................    5,457                244,474

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                      Shares                Value
                                     --------            -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  KeyCorp. .........................   23,096           $    583,636
  Keyspan Corporation...............    8,507                301,573
  Kimberly Clark Corp. .............   27,707              1,444,643
  Kinder Morgan, Inc. ..............    6,629                362,275
  King Pharmaceuticals, Inc.*.......   13,088                193,179
  Knight-Ridder, Inc. ..............    4,437                305,842
  Kohl's Corp.*.....................   18,453                948,115
  Kroger Co.*.......................   41,092                685,415
  LSI Logic Corp.*..................   20,436                144,687
  Leggett & Platt...................   10,577                216,829
  Lehman Brothers Holdings, Inc. ...   13,184                876,472
  Lexmark Int'l, Inc.*..............    6,849                484,704
  Lilly (Eli) & Co. ................   61,190              4,220,274
  Limited Brands, Inc. .............   28,438                440,789
  Lincoln National Corp. ...........    9,626                342,974
  Linear Technology Corp. ..........   17,008                547,828
  Liz Claiborne, Inc. ..............    5,809                204,767
  Lockheed Martin Corp. ............   24,514              1,166,131
  Loews Corp. ......................   10,080                476,683
  Louisiana-Pacific Corp.*..........    5,685                 61,341
  Lowe's Companies, Inc. ...........   42,453              1,823,356
  Lucent Technologies*..............  225,314                457,387
  MBIA, Inc. .......................    7,887                384,491
  MBNA Corp. .......................   69,586              1,450,172
  MGIC Investment Corp. ............    5,459                254,608
  Manor Care, Inc.*.................    4,884                122,149
  Marathon Oil Corp. ...............   16,966                447,054
  Marriott International, Inc. .....   12,708                488,241
  Marsh & McLennan Cos., Inc. ......   29,194              1,490,938
  Marshall & Ilsley Corp. ..........   12,345                377,510
  Masco Corp. ......................   25,957                619,074
  Mattel, Inc. .....................   23,948                453,096
  Maxim Integrated Products, Inc. ..   17,683                604,582
  May Department Stores Co. ........   15,671                348,836
  Maytag Corp. .....................    4,243                103,614
  McCormick & Co., Inc. ............    7,615                207,128
  McDermott International, Inc.*....    3,469                 21,785
  McDonald's Corp. .................   69,294              1,528,626
  McGraw-Hill Cos., Inc. ...........   10,386                643,932
  McKesson Corp. ...................   15,815                565,228
  MeadWestvaco Corp. ...............   10,881                268,761
  Medimmune, Inc.*..................   13,674                497,323
  Medtronic, Inc. ..................   66,419              3,186,119
  Mellon Financial Corp. ...........   23,429                650,155
  Merck & Co., Inc. ................  122,073              7,391,520
  Mercury Interactive Corp.*........    4,593                177,336
  Meredith Corp. ...................    2,705                119,020
  Merrill Lynch & Co., Inc. ........   50,668              2,365,182
  MetLife, Inc. ....................   41,368              1,171,542
  Micron Technology, Inc.*..........   33,148                385,511
  Microsoft Corp. ..................  584,726             14,974,822
  Millipore Corp.*..................    2,631                116,737
  Mirant Corp.*.....................   21,958                 63,678
  Molex, Inc., Cl A.................   10,425                281,371
  Monsanto Co. .....................   14,211                307,526
  Monster Worldwide, Inc.*..........    6,046                119,288
  Moody's Corp. ....................    8,077                425,739
  Morgan Stanley....................   59,216              2,531,484
  Motorola, Inc. ...................  126,121              1,189,321
  NCR Corp.*........................    5,195                133,096
  NIKE, Inc. Cl B...................   14,376                768,972
  NVIDIA Corporation*...............    8,573                197,265
  Nabors Industries, Ltd.*..........    7,870                311,259
  National City Corp. ..............   33,243              1,087,379
  National Semiconductor Corp.*.....    9,877                194,774

                                      Shares                Value
                                     --------            -----------

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Navistar International Corp.*.....    3,710           $    121,057
  Network Appliance, Inc.*..........   18,447                299,026
  New York Times Co. Cl A...........    8,227                374,329
  Newell Rubbermaid, Inc. ..........   14,934                418,152
  Newmont Mining Corp Holding Co. ..   21,839                708,894
  Nextel Communications, Inc.*......   55,992              1,012,335
  NiSource, Inc. ...................   14,271                271,149
  Nicor, Inc. ......................    2,393                 88,804
  Noble Corporation*................    7,277                249,601
  Nordstrom, Inc. ..................    7,363                143,726
  Norfolk Southern Corp. ...........   21,152                406,118
  North Fork Bancorp, Inc. .........    8,532                290,600
  Northern Trust Corp. .............   12,009                501,856
  Northrop Grumman Corp. ...........    9,924                856,342
  Novell, Inc.*.....................   20,020                 61,662
  Novellus Systems, Inc.*...........    8,132                297,802
  Nucor Corp. ......................    4,249                207,564
  Occidental Petroleum Corp. .......   20,656                693,009
  Office Depot, Inc.*...............   16,776                243,420
  Omnicom Group, Inc. ..............   10,224                733,061
  Oracle Corp.*.....................  285,548              3,432,287
  PACCAR, Inc. .....................    6,301                424,813
  PG & E Corp.*.....................   22,285                471,328
  PMC Sierra, Inc.*.................    9,105                106,802
  PNC Financial Services Group......   15,438                753,529
  PPG Industries, Inc. .............    9,216                467,620
  PPL Corporation...................    9,180                394,740
  Pactiv Corp.*.....................    8,617                169,841
  Pall Corp. .......................    6,685                150,413
  Parametric Technology Corp.*......   14,402                 43,926
  Parker Hannifin Corp. ............    6,422                269,660
  Paychex, Inc. ....................   20,457                599,595
  Penney (J.C.) Co., Inc. ..........   14,587                245,791
  Peoples Energy Corp. .............    1,940                 83,207
  Peoplesoft, Inc.*.................   17,242                303,287
  Pepsi Bottling Group, Inc. .......   14,932                298,939
  PepsiCo, Inc. ....................   93,572              4,163,954
  PerkinElmer, Inc. ................    6,868                 94,847
  Pfizer, Inc. .....................  429,981             14,683,851
  Phelps Dodge Corp.*...............    4,833                185,297
  Pinnacle West Capital Corp. ......    4,917                184,142
  Pitney Bowes, Inc. ...............   12,856                493,799
  Plum Creek Timber Co. ............   10,047                260,720
  Power One, Inc.*..................    4,508                 32,232
  Praxair, Inc. ....................    8,792                528,399
  Principal Financial Group, Inc. ..   17,826                574,889
  Proctor & Gamble Co. .............   70,514              6,288,439
  Progress Energy, Inc. ............   13,114                575,705
  Progressive Corp. of Ohio.........   11,838                865,358
  Providian Financial Corp.*........   15,715                145,521
  Prudential Financial, Inc. .......   29,938              1,007,414
  Public Svc. Enterprise Group......   12,303                519,802
  Pulte Homes, Inc. ................    3,327                205,143
  QLogic Corp.*.....................    5,101                246,531
  Qualcomm, Inc. ...................   42,993              1,537,000
  Quest Diagnostics, Inc.*..........    5,719                364,872
  Quintiles Transnational Corp.*....    6,415                 91,029
  Qwest Communications Intl.*.......   92,334                441,357
  RJ Reynolds Tobacco Holdings......    4,612                171,613
  RadioShack Corp. .................    9,157                240,921
  Raytheon Co. .....................   22,361                734,335
  Reebok International Ltd.*........    3,259                109,600
  Regions Financial Corp. ..........   12,025                406,205
  Robert Half Intl., Inc.*..........    9,267                175,517
  Rockwell Automation, Inc. ........   10,093                240,617

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                      Shares                Value
                                     --------            -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Rockwell Collins..................    9,757           $    240,315
  Rohm & Haas Co. ..................   12,021                373,012
  Rowan Cos., Inc.*.................    5,086                113,926
  Ryder System, Inc. ...............    3,399                 87,082
  SBC Communications, Inc. .........  180,947              4,623,196
  SLM Corporation...................   24,629                964,718
  Sabre Group Holdings, Inc. .......    7,758                191,235
  Safeco Corp. .....................    7,513                265,059
  Safeway, Inc.*....................   23,980                490,631
  Sanmina Corp.*....................   27,692                174,737
  Sara Lee Corp. ...................   42,326                796,152
  Schering-Plough Corp. ............   80,000              1,488,000
  Schlumberger, Ltd. ...............   31,651              1,505,638
  Scientific-Atlanta, Inc. .........    8,115                193,462
  Sealed Air Corp.*.................    4,564                217,520
  Sears Roebuck & Co. ..............   16,728                562,730
  Sempra Energy.....................   11,205                319,679
  Sherwin-Williams Co. .............    7,996                214,932
  Siebel Systems, Inc.*.............   26,662                254,355
  Sigma-Aldrich Corp. ..............    3,896                211,085
  Simon Property Group..............   10,293                401,736
  Snap-On, Inc. ....................    3,161                 91,764
  Solectron Corp.*..................   45,192                169,018
  SouthTrust Corp. .................   18,529                503,989
  Southern Co. .....................   39,308              1,224,837
  Southwest Airlines Co. ...........   42,420                729,624
  Sprint Corp. (FON Gp.)............   48,966                705,110
  Sprint Corp. (PCS Gp.)*...........   55,738                320,494
  St. Jude Medical, Inc.*...........    9,800                563,500
  St. Paul Companies, Inc. .........   12,314                449,584
  Stanley Works.....................    4,651                128,368
  Staples, Inc.*....................   26,520                486,642
  Starbucks Corp.*..................   21,270                521,540
  Starwood Hotels & Resorts.........   10,860                310,487
  State Street Corp. ...............   18,059                711,525
  Stryker Corp. ....................   10,763                746,629
  Sun Microsystems, Inc.*...........  175,895                809,117
  Sungard Data Sys., Inc.*..........   15,396                398,910
  Sunoco, Inc. .....................    4,149                156,583
  Suntrust Banks, Inc. .............   15,346                910,632
  Supervalu, Inc. ..................    7,268                154,954
  Symantec Corp.*...................    8,024                351,933
  Symbol Technologies, Inc. ........   12,535                163,080
  Synovus Financial Corp. ..........   16,556                355,954
  Sysco Corp. ......................   35,381              1,062,845
  T. Rowe Price Group, Inc. ........    6,648                250,962
  TJX Companies, Inc. ..............   27,804                523,827
  TXU Corp. ........................   17,512                393,144
  Target Corp. .....................   49,602              1,876,940
  Teco Energy, Inc. ................    9,550                114,505
  Tektronix, Inc.*..................    4,620                 99,792
  Tellabs, Inc.*....................   22,398                147,155
  Temple-Inland, Inc. ..............    2,921                125,340
  Tenet Healthcare Corp.*...........   25,414                296,073
  Teradyne, Inc.*...................   10,072                174,346
  Texas Instruments, Inc. ..........   94,102              1,656,195
  Textron, Inc. ....................    7,390                288,358


                                      Shares                Value
                                     --------            -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Thermo Electron Corp.*............    8,886           $    186,784
  Thomas & Betts Corp.*.............    3,169                 45,792
  Tiffany & Co. ....................    7,892                257,911
  Torchmark Corp. ..................    6,323                235,532
  Toys R Us, Inc.*..................   11,551                139,998
  Transocean, Inc.*.................   17,355                381,289
  Travelers Property Casualty Co. ..   54,813                864,401
  Tribune Co. ......................   16,829                812,841
  Tupperware Corp. .................    3,170                 45,521
  Tyco International Ltd. ..........  108,756              2,064,189
  UNUM Provident Corp. .............   15,605                209,263
  US Bancorp........................  104,554              2,561,573
  UST, Inc. ........................    9,121                319,509
  Union Pacific Corp. ..............   13,799                800,618
  Union Planters Corp. .............   10,772                334,255
  Unisys Corp.*.....................   17,852                219,223
  United Parcel Service Cl B........   61,286              3,903,918
  United States Steel Group.........    5,562                 91,050
  United Technologies Corp. ........   25,566              1,810,840
  UnitedHealth Group, Inc. .........   32,274              1,621,769
  Univision Communications, Inc. ...   12,455                378,632
  Unocal Corp. .....................   14,021                402,262
  V F Corp. ........................    5,905                201,065
  Veritas Software Corp.*...........   22,591                647,684
  Verizon Communications............  149,786              5,909,058
  Viacom, Inc. Cl B*................   95,731              4,179,615
  Visteon Corp. ....................    7,119                 48,908
  Vulcan Materials Co. .............    5,519                204,589
  Wachovia Corp. ...................   73,262              2,927,550
  Wal-Mart Stores, Inc. ............  238,488             12,799,651
  Walgreen Co. .....................   55,819              1,680,152
  Washington Mutual, Inc. ..........   50,677              2,092,960
  Waste Management, Inc. ...........   32,208                775,891
  Waters Corp.*.....................    6,767                197,123
  Watson Pharmaceuticals, Inc.*.....    5,814                234,711
  Wellpoint Health Networks, Inc. ..    7,924                667,993
  Wells Fargo & Company.............   91,231              4,598,042
  Wendy's International, Inc. ......    6,271                181,671
  Weyerhaeuser Co. .................   11,904                642,816
  Whirlpool Corp. ..................    3,708                236,200
  Williams Cos., Inc. ..............   28,196                222,748
  Winn-Dixie Stores, Inc. ..........    7,655                 94,233
  Worthington Industries, Inc. .....    4,670                 62,578
  Wrigley (Wm.) Jr. Co. ............   12,241                688,311
  Wyeth.............................   72,325              3,294,404
  XL Capital Limited*...............    7,386                613,038
  Xcel Energy, Inc. ................   21,676                326,007
  Xerox Corp.*......................   42,551                450,615
  Xilinx, Inc.*.....................   18,343                464,261
  Yahoo!, Inc.*.....................   32,854              1,076,297
  Yum! Brands, Inc.*................   15,930                470,891
  Zimmer Holdings, Inc.*............   10,605                477,755
  Zions Bancorporation..............    4,941                250,064
                                                        ------------
TOTAL COMMON STOCKS+
  (Cost: $517,451,260) 94.1%........                    $489,136,012
                                                        ============

----------
*     Non-income producing security.
+     See "(b)" on page 25 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                                              Rate   Maturity      Amount         Value
                                                                             ------  --------    ----------   -------------
Short-Term Debt Securities:
U.S. GOVERNMENT (0.2%)
   U.S. Treasury Bill(a)...............................................       1.01%  07/24/03    $  400,000    $    399,742
   U.S. Treasury Bill(a)...............................................       1.02   08/14/03       200,000         199,750
   U.S. Treasury Bill(a)...............................................       0.80   09/18/03       600,000         598,880
                                                                                                               ------------
                                                                                                                  1,198,372
                                                                                                               ------------
AGENCIES (5.7%)
   FNMA................................................................       0.70   07/01/03    29,613,000      29,613,000
                                                                                                               ------------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $30,811,432) 5.9%................................................................................      30,811,372
                                                                                                               ------------

TOTAL INVESTMENTS
   (Cost: $548,262,692) 100.0%.............................................................................    $519,947,384
                                                                                                               ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2003:

                                                                               Expiration      Underlying Face    Unrealized
                                                                                  Date         Amount at Value    Gain/(Loss)
                                                                               ----------      ---------------    ----------
PURCHASED
   65 S&P 500 Stock Index Futures Contracts...............................   September 2003     $15,816,125        $(391,575)
                                                                                                ===========        =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.0%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Equity Index Fund's Portfolio of Investments in Securities at June 30, 2003 are those which comprise the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of June 30, 2003 the sector weightings of the common stocks component of the fund was as follows:

      Basic Materials ........  2.7%            Healthcare...........  14.8%
      Consumer Cyclical....... 11.1%            Industrials..........  10.4%
      Consumer Non-Cyclical... 11.6%            Technology...........  16.2%
      Energy..................  5.8%            Telecommunications...   3.9%
      Financials.............. 20.5%            Utilities............   3.0%

      "Standard and Poor's does not sponsor, endorse, sell or promote the Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Equity Index Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                       Shares              Value
                                      --------         ------------
INDEXED ASSETS:
COMMON STOCKS:
  3Com Corp.*.......................   57,417          $    268,712
  99 Cent Only Stores*..............   11,145               382,496
  AGCO Corp.*.......................   11,933               203,816
  AGL Resources, Inc. ..............    9,911               252,136
  AK Steel Holding Corp.*...........   17,188                62,221
  AMB Property Corp. ...............   13,125               369,731
  Abercrombie & Fitch Co. Cl A*.....   15,460               439,219
  Activision, Inc.*.................   15,774               203,800
  Acxiom Corp.*.....................   14,167               213,780
  Adtran, Inc.*.....................    5,924               302,242
  Advance PCS*......................   14,298               546,899
  Advanced Fibre Communication*.....   13,373               217,579
  Advent Software, Inc.*............    5,187                87,712
  Affiliated Computer Svcs.*........   21,023               961,382
  Airborne Freight Corp. ...........    7,672               160,345
  Airgas, Inc. .....................   11,444               191,687
  Alaska Air Group, Inc.*...........    4,233                90,798
  Albemarle Corp. ..................    6,638               185,665
  Alexander & Baldwin, Inc. ........    6,532               173,294
  Allete, Inc. .....................   13,596               360,974
  Alliant Energy Corp. .............   14,590               277,648
  Allmerica Financial Corp.*........    8,437               151,782
  AmerUs Group Co. .................    6,205               174,919
  American Eagle Outfitters*........   11,314               205,010
  American Financial Group..........   10,951               249,683
  Americredit Corp.*................   24,599               210,321
  Ametek, Inc. .....................    5,230               191,679
  Apogent Technologies, Inc.*.......   15,783               315,660
  Applebees Intl., Inc. ............    8,825               277,370
  Apria Healthcare Group, Inc.*.....    8,691               216,232
  Aquila, Inc.*.....................   31,015                80,019
  Arch Coal, Inc. ..................    8,352               191,929
  Arrow Electronics, Inc.*..........   15,895               242,240
  Arvin Meritor, Inc. ..............   10,885               219,659
  Ascential Software Corp.*.........    9,576               157,421
  Associated Banc-Corp. ............   11,856               440,095
  Astoria Financial Corp. ..........   13,098               365,827
  Atmel Corp.*......................   74,134               187,559
  Avnet, Inc.*......................   19,012               241,072
  Avocent Corp.*....................    7,174               214,718
  BISYS Group, Inc.*................   19,029               349,563
  BJ's Wholesale Club, Inc.*........   11,033               166,157
  Bandag, Inc. .....................    3,041               113,338
  Bank of Hawaii Corp. .............    9,662               320,295
  Banknorth Group, Inc. ............   25,640               654,333
  Banta Corp. ......................    4,010               130,125
  Barnes & Noble, Inc.*.............   10,270               236,724
  Barr Laboratories, Inc.*..........   10,486               686,833
  Beckman Coulter, Inc. ............    9,742               395,915
  Belo Corporation..................   17,913               400,535
  Berkley (W.R.) Corp. .............    8,814               464,498
  Black Hills Corp. ................    4,731               145,242
  Blyth, Inc. ......................    7,353               200,002
  Bob Evans Farms, Inc. ............    5,570               153,899
  Borders Group, Inc.*..............   12,571               221,375
  Borg-Warner, Inc. ................    4,275               275,310
  Bowater, Inc. ....................    8,766               328,287
  Brinker International, Inc.*......   15,411               555,104
  Brown & Brown, Inc. ..............   10,996               357,370
  C.H. Robinson Worldwide, Inc. ....   13,428               477,500
  CBRL Group, Inc. .................    7,913               307,499
  CDW Corp.*........................   13,377               612,667
  CNF Transportation, Inc. .........    7,825               198,599
  CSG Systems Intl., Inc.*..........    8,186               115,668

                                       Shares              Value
                                      --------         ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Cabot Corp. ......................    9,763          $    280,198
  Cabot MicroElectronics Corp.*.....    3,856               194,612
  Cadence Design Systems, Inc.*.....   42,753               515,601
  Callaway Golf Co. ................   12,068               159,539
  CarMax, Inc.*.....................   16,366               493,435
  Career Education Corp.*...........    7,324               501,108
  Carlisle Companies, Inc. .........    4,829               203,591
  Carpenter Technology Corp. .......    3,540                55,224
  Catalina Marketing Corp.*.........    8,491               149,866
  Ceridian Corp.*...................   23,582               400,187
  Certegy, Inc.*....................   10,554               292,874
  Charles River Laboratories, Inc. .    7,140               229,765
  CheckFree Corp.*..................   12,516               348,445
  Cheesecake Factory, Inc.*.........    8,016               287,694
  Chico's FAS, Inc.*................   13,499               284,154
  ChoicePoint, Inc.*................   13,499               465,985
  Church & Dwight...................    6,321               206,886
  Cincinnati Bell, Inc.*............   34,765               232,926
  City National Corp. ..............    7,931               353,405
  Claire's Stores, Inc. ............    7,734               196,134
  Clayton Homes, Inc. ..............   21,620               271,331
  Coach, Inc.*......................   14,324               712,476
  Colonial BancGroup, Inc. .........   19,664               272,740
  CommScope, Inc.*..................    9,418                89,471
  Commerce Bancorp, Inc. NJ.........   10,697               396,859
  Community Health Systems, Inc.*...   15,651               304,099
  Compass Bancshares, Inc. .........   20,380               711,873
  Constellation Brands, Inc. Cl A...   14,383               451,626
  Cooper Cameron Corp.*.............    8,609               433,721
  Copart, Inc.*.....................   14,669               138,622
  Corinthian Colleges, Inc.*........    6,942               337,173
  Covance, Inc.*....................    9,528               172,457
  Coventry Health Care*.............    9,513               439,120
  Credence Systems Corp.*...........    9,696                82,125
  Cree, Inc.*.......................   11,642               189,532
  Crompton Corp. ...................   18,099               127,598
  Cypress Semiconductor Corp.*......   19,701               236,412
  Cytec Industries, Inc.*...........    6,171               208,580
  Cytyc Corp.*......................   18,404               193,610
  D.R. Horton, Inc. ................   23,302               654,786
  DPL, Inc. ........................   20,098               320,362
  DQE, Inc. ........................   11,822               178,158
  DST Systems, Inc.*................   19,012               722,456
  DeVry, Inc.*......................   11,137               259,381
  Dean Foods Co.*...................   21,761               685,472
  Dentsply International, Inc. .....   12,419               507,937
  Dial Corp. .......................   15,124               294,162
  Diebold, Inc. ....................   11,437               494,650
  Dollar Tree Stores*...............   18,137               575,487
  Donaldson Company, Inc. ..........    6,918               307,505
  Dun & Bradstreet*.................   11,820               485,802
  Dycom Industries, Inc.*...........    7,621               124,222
  E*Trade Group, Inc.*..............   57,460               488,410
  EGL, Inc.*........................    7,479               113,681
  ENSCO International, Inc. ........   23,691               637,288
  Eaton Vance Corp. ................   11,038               348,801
  Education Management Corp.*.......    5,613               298,499
  Edwards (A.G.), Inc. .............   12,697               434,237
  Edwards Lifesciences Corp.*.......    9,512               305,716
  Emmis Communications Cl A*........    8,467               194,318
  Energizer Holdings, Inc.*.........   13,883               435,926
  Energy East Corporation...........   23,025               477,999
  Entercom Communications*..........    7,931               388,698
  Equitable Resources, Inc. ........    9,795               399,048

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                       Shares              Value
                                      --------         ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Everest RE Group*.................    8,799          $    673,124
  Expeditors Int'l Wash., Inc. .....   16,520               572,253
  Express Scripts, Inc.*............   12,391               845,190
  Extended Stay America, Inc.*......   14,898               200,974
  FMC Corp.*........................    5,553               125,664
  FMC Technologies, Inc.*...........   10,369               218,267
  Fair, Isaac, Inc. ................    7,833               403,008
  Fairchild Semicon Intl.*..........   18,585               237,702
  Fastenal Co. .....................   12,055               409,147
  Federal Signal Corp. .............    7,560               132,829
  Ferro Corp. ......................    6,406               144,327
  Fidelity Natl Finl, Inc. .........   20,645               635,040
  First American Corp. .............   11,501               303,051
  First Health Group Corp.*.........   15,125               417,450
  First Virginia Banks, Inc. .......   11,419               492,387
  Firstmerit Corp. .................   13,444               307,330
  Flowserve Corporation*............    8,761               172,329
  Forest Oil Corp.*.................    7,463               187,471
  Furniture Brands Intl., Inc.*.....    8,937               233,256
  GATX Corp. .......................    7,765               126,958
  GTECH Holdings Corp. .............    8,985               338,285
  Gallagher (Arthur J.) & Co. ......   14,093               383,330
  Gartner, Inc.*....................   13,010                97,705
  Gentex Corp.*.....................   12,099               370,350
  Gilead Sciences, Inc.*............   31,302             1,739,765
  Glatfelter........................    6,939               102,350
  Granite Construction..............    6,558               125,651
  Grant Prideco, Inc.*..............   19,222               225,859
  Great Plains Energy, Inc. ........   10,997               317,593
  Greater Bay Bancorp...............    8,155               167,504
  Greenpoint Financial Corp. .......   15,494               789,264
  HCC Insurance Holdings, Inc. .....    9,885               292,299
  HON Industries, Inc. .............    9,347               285,084
  Hanover Compressor Co.*...........   10,581               119,565
  Harris Corp. .....................   10,550               317,028
  Harsco Corp. .....................    6,435               231,982
  Harte-Hanks, Inc. ................   14,460               274,740
  Hawaiian Electric Inds. ..........    5,826               267,122
  Health Net, Inc.*.................   18,422               607,005
  Helmerich & Payne, Inc. ..........    7,954               232,257
  Henry (Jack) & Associates.........   13,943               248,046
  Henry Schein, Inc.*...............    6,960               364,286
  Hibernia Corp. Cl A...............   25,050               454,908
  Hillenbrand Industries, Inc. .....    9,800               494,410
  Hispanic Broadcasting Corp.*......   17,304               440,387
  Horace Mann Educators Corp. ......    6,507               104,958
  Hormel Foods Corp. ...............   22,001               521,424
  Hospitality Properties Trust......    9,974               311,688
  Hubbell, Inc. Cl B................    9,406               311,339
  ICN Pharmaceuticals, Inc. ........   13,320               223,243
  IDEC Pharmaceuticals Corp.*.......   24,351               827,934
  IMC Global, Inc. .................   18,275               122,625
  IdaCorp, Inc. ....................    5,981               157,001
  Imation Corp. ....................    5,577               210,922
  Independence Community Bank Cp....    9,073               256,040
  Indymac Bancorp, Inc. ............    8,781               223,213
  Infocus Corp.*....................    6,222                29,368
  Integrated Circuit Systems, Inc. .   11,000               345,730
  Integrated Device Tech., Inc.*....   16,415               181,386
  International Rectifier*..........   10,188               273,242
  International Speedway Corp. .....    8,484               335,203
  Internet Security Systems, Inc. ..    7,873               112,269
  Intersil Corp. Cl A*..............   21,762               579,087
  Interstate Bakeries Corp. ........    7,114                90,348

                                       Shares              Value
                                      --------         ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Investment Technology Grp., Inc. .    7,643          $    142,160
  Investors Financial Services......   10,310               299,093
  Ivax Corp.*.......................   30,946               552,386
  J.B. Hunt Transport Svcs., Inc. ..    6,228               235,107
  J.M. Smucker Co. .................    7,874               314,094
  Jacobs Engineering Group, Inc. ...    8,719               367,506
  Keane, Inc.*......................   10,601               144,492
  Kelly Services, Inc. .............    5,637               132,188
  Kemet Corp.*......................   13,709               138,461
  Kennametal, Inc. .................    5,586               189,030
  Korn/Ferry International*.........    6,027                48,819
  Krispy Kreme Doughnuts, Inc.*.....    8,945               368,355
  L-3 Communications Hldgs., Inc. ..   15,031               653,698
  LTX Corp.*........................    7,805                67,435
  Labranche & Co. ..................    9,463               195,789
  Lam Research Corp.*...............   20,027               364,692
  Lancaster Colony Corp. ...........    5,747               222,179
  Lattice Semiconductor Corp.*......   17,863               147,012
  Lear Corp.*.......................   10,438               480,357
  Lee Enterprises...................    7,042               264,286
  Legato Systems, Inc.*.............   18,454               154,829
  Legg Mason, Inc. .................   10,306               669,375
  Lennar Corp. .....................   11,343               811,025
  Leucadia National.................    9,269               344,065
  Liberty Property Trust............   12,155               420,563
  Lifepoint Hospitals, Inc.*........    6,265               131,189
  Lincare Holdings, Inc.*...........   16,806               529,557
  Longs Drug Stores Corp. ..........    6,093               101,144
  Longview Fibre Co. ...............    8,148                66,814
  Lubrizol Corp. ...................    8,154               252,692
  Lyondell Chemical Co. ............   25,401               343,676
  M & T Bank Corp. .................   18,839             1,586,621
  MDU Resources Group...............   11,366               380,647
  MONY Group, Inc. .................    7,460               201,047
  MPS Group, Inc.*..................   16,292               112,089
  Mack-Cali Realty Corp. ...........    9,134               332,295
  Macromedia, Inc.*.................    9,883               207,938
  Macrovision Corp.*................    7,694               153,264
  Mandalay Resort Group.............    9,443               300,760
  Manpower, Inc. ...................   12,277               455,354
  Martin Marietta Materials, Inc. ..    7,740               260,141
  McData Corporation - Cl A*........   18,081               265,248
  Media General, Inc. Cl A..........    3,603               206,092
  Mentor Graphics Corp.*............   10,594               153,401
  Mercantile Bankshares Corp. ......   10,950               431,211
  Michaels Stores, Inc. ............   10,667               405,986
  Micrel, Inc.*.....................   14,581               151,497
  Microchip Technology, Inc. .......   32,303               791,424
  Millennium Pharmaceuticals, Inc. .   45,829               720,890
  Miller (Herman), Inc. ............   11,673               235,911
  Minerals Technologies, Inc. ......    3,244               157,853
  Modine Manufacturing Co. .........    5,325               103,145
  Mohawk Industries, Inc.*..........   10,549               585,786
  Murphy Oil Corp. .................   14,557               765,698
  Mylan Laboratories, Inc. .........   29,221             1,016,014
  NSTAR.............................    8,460               385,353
  National Fuel Gas Co. ............   12,809               333,674
  National Instruments Corp.*.......    8,113               306,509
  National-Oilwell, Inc.*...........   13,387               294,514
  Natl. Commerce Financial Corp. ...   32,639               724,259
  Neiman-Marcus Group, Inc.*........    7,605               278,343
  Networks Associates, Inc.*........   24,880               315,478
  Neuberger Berman..................   11,102               443,081
  New Plan Excel Realty Trust.......   15,389               328,555

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                       Shares              Value
                                      --------         ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  New York Community Bancorp, Inc. .   22,707          $    660,547
  Newport Corp.*....................    6,118                90,546
  Noble Energy, Inc. ...............    9,101               344,018
  Nordson Corp. ....................    5,295               126,286
  Northeast Utilities...............   21,575               361,165
  OGE Energy Corp. .................   12,439               265,821
  Ohio Casualty Corp.*..............    9,655               127,253
  Old Republic Intl. Corp. .........   19,174               657,093
  Olin Corp. .......................    9,187               157,098
  Omnicare, Inc. ...................   15,863               536,011
  Oneok, Inc. ......................   11,487               225,490
  Outback Steakhouse, Inc. .........   12,052               470,028
  Overseas Shipholding Group........    5,466               120,307
  Overture Services, Inc.*..........    9,580               173,685
  Oxford Health Plans, Inc.*........   13,328               560,176
  PMI Group, Inc. ..................   14,310               384,080
  PNM Resources, Inc. ..............    6,241               166,947
  Pacificare Health Systems, Inc. ..    5,653               278,862
  Packaging Corp of America*........   16,580               305,569
  Park Place Entertainment*.........   47,805               434,547
  Patterson Dental Co.*.............   10,847               492,454
  Patterson UTI Energy, Inc.*.......   12,730               412,452
  Payless Shoesource, Inc.*.........   10,812               135,150
  Peabody Energy Corp. .............    8,292               278,528
  Pentair, Inc. ....................    7,826               305,684
  Pepco Holdings, Inc. .............   26,067               499,444
  PepsiAmericas, Inc. ..............   23,864               299,732
  Perrigo Co. ......................   11,032               172,540
  PetSmart, Inc.*...................   22,132               368,940
  Pharmaceutical Resources, Inc.*...    5,247               255,319
  Philadelphia Suburban Corp. ......   10,779               262,792
  Pier 1 Imports, Inc. .............   14,707               300,023
  Pioneer Natural Resources Co.*....   18,613               485,799
  Plantronics, Inc.*................    7,052               152,817
  Plexus Corp.*.....................    6,681                77,032
  Pogo Producing Co. ...............    9,754               416,984
  Polycom, Inc.*....................   15,848               219,653
  Potlatch Corp. ...................    4,513               116,210
  Powerwave Technologies, Inc.*.....   10,452                65,534
  Precision Castparts Corp. ........    8,384               260,742
  Price Communications Corp.*.......    8,676               112,007
  Pride International, Inc.*........   21,381               402,390
  Protective Life Corp. ............   10,938               292,592
  Protein Design*...................   14,191               198,390
  Provident Financial Group.........    7,739               198,351
  Puget Energy, Inc. ...............   14,715               351,247
  Quanta Services, Inc.*............   18,614               132,159
  Quantum Corp.*....................   27,449               111,168
  Questar Corp. ....................   12,996               434,976
  RF Micro Devices*.................   29,012               174,652
  RPM International, Inc. ..........   18,373               252,629
  RSA Security, Inc.*...............    9,054                97,331
  Radian Group, Inc. ...............   14,865               544,802
  Rayonier, Inc. ...................    6,606               217,998
  Reader's Digest Assn. ............   15,565               209,816
  Republic Services, Inc.*..........   26,037               590,259
  Retek, Inc.*......................    8,462                54,157
  Reynolds & Reynolds Co. ..........   10,716               306,049
  Rollins, Inc. ....................    7,117               134,155
  Roslyn Bancorp, Inc. .............   12,506               268,754
  Ross Stores, Inc. ................   12,365               528,480
  Ruby Tuesday, Inc. ...............   10,208               252,444
  Ruddick Corp. ....................    7,400               116,328
  SCANA Corp. ......................   17,613               603,774

                                       Shares              Value
                                      --------         ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  SEI Investments...................   16,859          $    539,488
  SICOR, Inc.*......................   18,623               378,792
  SPX, Inc.*........................   12,792               563,616
  Saks Incorporated*................   22,644               219,647
  Sandisk Corp.*....................   10,968               442,559
  Scholastic Corp.*.................    6,209               184,904
  Semtech Corp.*....................   11,619               165,455
  Sensient Technologies Corp. ......    7,542               172,033
  Sepracor, Inc.*...................   13,388               241,386
  Sequa Corp. Cl A*.................    1,656                56,801
  Sierra Pacific Resources*.........   18,656               110,817
  Silicon Laboratories, Inc.*.......    8,100               215,622
  Silicon Valley Bancshares*........    6,184               147,241
  Six Flags, Inc.*..................   14,690                99,598
  Smith International, Inc.*........   16,101               591,551
  Smithfield Foods, Inc.*...........   17,379               398,327
  Sonoco Products Co. ..............   15,315               367,866
  Sotheby's Holdings*...............    9,781                72,771
  Sovereign Bancorp, Inc. ..........   41,542               650,132
  StanCorp Financial Group, Inc. ...    4,710               245,956
  Stericycle, Inc.*.................    6,463               248,696
  Steris Corp.*.....................   11,039               254,891
  Storage Technology Corp.*.........   17,108               440,360
  Superior Industries Intl. ........    4,396               183,313
  Swift Transportation Co., Inc. ...   13,299               247,627
  Sybase, Inc.*.....................   15,045               209,276
  Sylvan Learning Systems, Inc.*....    6,411               146,427
  Synopsys, Inc.*...................   11,795               729,521
  TCF Financial.....................   11,684               465,491
  Tech Data Corp.*..................    8,965               239,455
  Tecumseh Products Co. Cl A........    2,948               112,938
  Teleflex, Inc. ...................    6,260               266,363
  Telephone & Data Systems, Inc. ...    9,336               463,999
  The Brink's Company...............    8,659               126,162
  Tidewater, Inc. ..................    9,660               283,714
  Timberland Company Cl A*..........    5,854               309,442
  Titan Corp.*......................   12,390               127,493
  Toll Brothers, Inc.*..............   11,200               317,072
  Tootsie Roll Inds., Inc. .........    8,448               257,580
  Transaction Systems Architects....    5,634                50,481
  Triad Hospitals, Inc.*............   11,884               294,961
  Trinity Industries................    7,292               134,975
  Triquint Semiconductor, Inc.*.....   21,075                87,672
  Tyson Foods, Inc. ................   55,884               593,488
  Unifi, Inc.*......................    8,587                53,239
  United Dominion Realty Tr, Inc. ..   17,060               293,773
  United Rentals*...................   12,170               169,041
  Unitrin, Inc. ....................   10,773               292,164
  Universal Corp. ..................    4,003               169,327
  Universal Health Services Cl B....    9,616               380,986
  VISX, Inc.*.......................    8,200               142,270
  Valassis Communication, Inc.*.....    8,359               214,993
  Valero Energy Corp. ..............   17,965               652,668
  Valspar Corp. ....................    7,970               336,493
  Varco International, Inc.*........   15,368               301,213
  Varian Medical Systems, Inc.*.....   10,790               621,180
  Varian, Inc.*.....................    5,356               185,693
  Vectren Corporation...............   10,801               270,565
  Vertex Pharmaceutical*............   12,148               177,361
  Viad Corp. .......................   14,013               313,751
  Vishay Intertechnology, Inc.*.....   25,404               335,333
  WGL Holdings, Inc. ...............    7,748               206,872
  WPS Resources.....................    5,073               203,935
  Waddell & Reed Financial, Inc. ...   12,774               327,909

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                       Shares              Value
                                      --------         ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Washington Post Co. Cl B..........    1,514          $  1,109,611
  Wausau-Mosinee Paper Corp. .......    8,217                92,030
  Weatherford International Ltd. ...   20,615               863,769
  Webster Financial Corp. ..........    7,311               276,356
  Werner Enterprises, Inc. .........   10,134               214,841
  Westamerica Bancorp...............    5,316               229,013
  Westar Energy, Inc. ..............   11,396               184,957
  Western Gas Resources.............    5,210               206,316
  Westwood One, Inc.*...............   16,735               567,818
  Whole Foods Market, Inc.*.........    9,309               442,456


                                       Shares              Value
                                      --------         ------------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
  Williams-Sonoma, Inc.*............   18,439          $    538,418
  Wilmington Trust Corp. ...........   10,421               305,855
  Wind River Systems*...............   12,544                47,792
  Wisconsin Energy Corp. ...........   18,460               535,340
  XTO Energy, Inc. .................   28,855               580,273
  York International Corp. .........    6,260               146,482
                                                       ------------
TOTAL INDEXED ASSETS+
  (Cost: $135,405,135) 88.9%........                   $126,844,240
                                                       ============

----------
*     Non-income producing security.
+     See "(b)" on page 30 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                        Face
                                                                              Rate     Maturity         Amount         Value
                                                                             ------    --------      -----------   ------------

Short-Term Debt Securities:
U.S. GOVERNMENT (0.6%)
   U.S. Treasury Bill(a)...............................................       0.08%    07/03/03     $   200,000    $    199,988
   U.S. Treasury Bill(a)...............................................       1.01     07/24/03         500,000         499,677
                                                                                                                   ------------
                                                                                                                        699,665
                                                                                                                   ------------
AGENCIES (10.5%)
   FNMA................................................................       0.70     07/01/03      15,110,000      15,110,000
                                                                                                                   ------------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $15,809,665) 11.1%...................................................................................      15,809,665
                                                                                                                   ------------
TOTAL INVESTMENTS
   (Cost: $151,214,800) 100.0%.................................................................................    $142,653,905
                                                                                                                   ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2003:

                                                                                Expiration       Underlying Face    Inrealized
                                                                                   Date          Amount at Value    Gain/(Loss)
                                                                               ------------      ---------------    -----------
PURCHASED
   45 S&P MidCap 400 Stock Index Futures Contracts........................    September 2003       $10,804,500       $(232,000)
                                                                                                   ===========       =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 7.6%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Mid-Cap Equity Index Fund's Portfolio of Investments in Securities at June 30, 2003 are those which comprise the 400 stocks included in the Standard & Poor's MidCap 400 Index(R) ("S&P MidCap 400 Index"). The fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of June 30, 2003 the sector weightings of the common stocks of the Mid-Cap Equity Index Fund was as follows:

      Basic Materials ........   4.2%        Healthcare...........  14.1%
      Consumer Cyclical.......  16.2%        Industrials..........  11.3%
      Consumer Non-Cyclical...   5.0%        Technology...........  14.9%
      Energy..................   6.9%        Telecommunications...   0.6%
      Financials..............  19.9%        Utilities............   6.9%

      "Standard and Poor's does not sponsor, endorse, sell or promote the Mid-Cap Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Mid-Cap Equity Index Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                               Rating*    Rate      Maturity       Amount          Value
                                                              --------   ------     --------    -----------    ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.4%)
   U.S. Treasury Bond...................................         AAA      6.13%     11/15/27    $ 6,000,000    $  7,303,596
   U.S. Treasury Strip..................................         AAA      0.00      05/15/14     10,000,000       6,446,020
   U.S. Treasury Strip..................................         AAA      0.00      02/15/17     15,000,000       8,192,160
                                                                                                               ------------
                                                                                                                 21,941,776
                                                                                                               ------------
AGENCIES/OTHER GOVERNMENTS (50.2%)
MORTGAGE-BACKED OBLIGATIONS (34.8%)
   FHLMC................................................         AAA      8.00      07/15/06         81,346          81,323
   FHLMC................................................         AAA      7.50      04/01/07         14,675          14,719
   FHLMC................................................         AAA      5.00      04/15/16      3,977,836       4,101,153
   FHLMC................................................         AAA      5.50      08/15/26      4,500,000       4,681,967
   FHLMC................................................         AAA      4.00      10/15/26      9,000,000       9,185,625
   FNMA.................................................         AAA      8.00      03/01/31        879,694         948,621
   FNMA.................................................         AAA      7.00      09/01/31      1,628,656       1,715,134
   FNMA.................................................         AAA      7.00      11/01/31      1,932,336       2,034,939
   FNMA.................................................         AAA      6.00      04/01/32      3,428,381       3,564,152
   FNMA.................................................         AAA      8.00      04/01/32      1,700,786       1,827,729
   FNMA.................................................         AAA      6.50      04/01/32      4,132,662       4,309,672
   FNMA.................................................         AAA      7.50      04/01/32      1,372,017       1,457,760
   FNMA.................................................         AAA      8.00      04/01/32        433,386         465,722
   FNMA.................................................         AAA      6.00      04/01/32      3,317,953       3,449,350
   FNMA.................................................         AAA      6.00      05/01/32      9,377,116       9,748,468
   FNMA.................................................         AAA      6.50      05/01/32     13,752,126      14,341,157
   FNMA.................................................         AAA      6.50      05/01/32      4,032,930       4,205,669
   FNMA.................................................         AAA      7.50      06/01/32      4,099,430       4,355,620
   FNMA.................................................         AAA      7.00      06/01/32      5,127,459       5,399,712
   FNMA.................................................         AAA      5.00      10/25/15      5,000,000       5,200,370
   FNMA.................................................         AAA      6.50      09/01/16      1,007,631       1,062,989
   FNMA.................................................         AAA      6.00      03/01/17      1,776,500       1,854,225
   FNMA.................................................         AAA      6.50      03/01/17      3,303,363       3,484,847
   FNMA.................................................         AAA      5.50      04/01/17      1,135,645       1,179,715
   FNMA.................................................         AAA      6.50      05/01/17        882,480         930,963
   FNMA.................................................         AAA      5.50      05/01/17      2,133,693       2,216,493
   FNMA.................................................         AAA      5.50      05/01/17        913,139         948,574
   FNMA.................................................         AAA      5.00      04/01/18      1,459,939       1,509,911
   FNMA.................................................         AAA      4.50      05/01/18      4,730,624       4,833,615
   FNMA.................................................         AAA      4.00      07/01/18      4,750,000       4,821,250
   FNMA.................................................         AAA      5.00      09/25/32      3,500,000       3,624,198
   GNMA (1).............................................         AAA      6.50      04/15/31        769,640         808,192
   GNMA (1).............................................         AAA      7.00      09/15/31        893,846         944,063
   GNMA (1).............................................         AAA      7.00      09/15/31      1,031,160       1,089,090
   GNMA (1).............................................         AAA      6.50      12/15/31      2,701,765       2,837,098
   GNMA (1).............................................         AAA      7.00      05/15/32      1,013,448       1,070,420
   GNMA (1).............................................         AAA      6.50      05/15/32      1,187,841       1,247,268
   GNMA (1).............................................         AAA      6.27      10/16/27      3,000,000       3,464,120
                                                                                                               ------------
                                                                                                                119,015,893
                                                                                                               ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                               Rating*    Rate      Maturity       Amount          Value
                                                              --------   ------     --------    -----------    ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
NON-MORTGAGE-BACKED OBLIGATIONS (15.4%)
   Connecticut Housing Fin. Auth..........................       AAA      7.63%     05/15/21    $ 2,500,000    $  2,568,450
   Federal Farm Credit Bank...............................       AAA      4.15      05/15/13     10,000,000      10,258,540
   Federal Farm Credit Bank...............................       AAA      3.72      04/08/08      6,000,000       6,110,898
   FHLB...................................................       AAA      0.00      06/09/33     80,000,000      12,710,000
   FHLMC..................................................       AAA      4.50      01/15/13     10,000,000      10,504,870
   FNMA...................................................       AAA      4.38      03/15/13     10,000,000      10,413,900
                                                                                                               ------------
                                                                                                                 52,566,658
                                                                                                               ------------
BASIC MATERIALS (6.2%)
   Inco Ltd...............................................       BBB-     9.60      06/15/22      7,500,000       7,889,775
   Millennium America, Inc................................        BB+     7.63      11/15/26      5,000,000       4,650,000
   PolyOne Corp...........................................        BB      7.50      12/15/15      3,750,000       3,150,000
   Praxair, Inc...........................................         A-     6.90      11/01/06      5,000,000       5,618,585
                                                                                                               ------------
                                                                                                                 21,308,360
                                                                                                               ------------
CONSUMER, CYCLICAL (8.6%)
   Centex Corp............................................       BBB-     8.75      03/01/07      2,000,000       2,386,200
   Centex Corp............................................       BBB-     7.38      06/01/05      5,000,000       5,476,510
   Fruit of the Loom, Inc. (2)............................        NR      7.00      03/15/11      1,413,372         186,000
   Fruit of the Loom, Inc. (2)............................        NR      7.38      11/15/23        407,831          32,953
   Kellwood, Co...........................................       BBB-     7.88      07/15/09     10,000,000      10,350,000
   Newell Rubbermaid......................................       BBB+     4.63      12/15/09      2,500,000       2,649,020
   Oakwood Homes Corp. (2)................................         D      8.13      03/01/09      2,500,000         612,500
   Polaroid Corp. (2).....................................        Ca(3)   7.25      01/15/07      3,750,000         417,188
   Target Corp............................................         A+     5.38      06/15/09      3,250,000       3,619,268
   Wal-Mart Stores, Inc...................................        AA      6.88      08/10/09      3,000,000       3,610,674
                                                                                                               ------------
                                                                                                                 29,340,313
                                                                                                               ------------
CONSUMER, NON-CYCLICAL (1.6%)
   Intl. Flavors & Fragrances.............................       BBB+     6.45      05/15/06      2,500,000       2,791,133
   Supervalu, Inc.........................................       BBB      8.88      11/15/22      2,500,000       2,617,808
                                                                                                               ------------
                                                                                                                  5,408,941
                                                                                                               ------------
ENERGY (2.0%)
   Louis Dreyfus Natural Gas Corp.........................       BBB      9.25      06/15/04      2,000,000       2,122,286
   Lyondell Chemical Co...................................        BB     10.25      11/01/10      5,000,000       4,800,000
                                                                                                               ------------
                                                                                                                  6,922,286
                                                                                                               ------------
FINANCIAL (13.8%)
   Berkley (W.R.) Corp....................................       BBB+     8.70      01/01/22      5,000,000       6,223,620
   Executive Risk, Inc....................................         A      7.13      12/15/07      5,000,000       5,830,655
   Fairfax Financial Holdings, Ltd........................        BB      8.25      10/01/15      2,500,000       2,262,500
   First Tennessee Natl. Corp.............................       BBB+     4.50      05/15/13      5,000,000       5,058,370
   HJ Heinz Finance Co....................................         A      6.00      03/15/12      3,000,000       3,418,071
   Harleysville Group, Inc................................      Baa1(3)   6.75      11/15/03      2,500,000       2,549,895
   Lehman Brothers Holdings, Inc..........................         A      0.00      07/28/28     10,000,000       1,587,070
   Nationwide Health Properties...........................       BBB-     7.90      11/20/06      5,000,000       5,552,315
   Rank Group Financial...................................       BBB-     6.75      11/30/04      5,000,000       5,318,250
   Simon Property Group, Inc..............................       BBB      7.88      03/15/16      5,000,000       6,122,520
   Vesta Insurance Group, Inc.............................        B2(3)   8.75      07/15/25      5,000,000       3,212,500
                                                                                                               ------------
                                                                                                                 47,135,766

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                    Face
                                                               Rating*    Rate      Maturity       Amount          Value
                                                              --------   ------     --------    -----------    ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTHCARE (2.1%)
   Bausch & Lomb, Inc.....................................       BBB-     6.75%     12/15/04   $  2,000,000    $  2,075,000
   Bristol-Myers Squibb Co................................        AA      5.75      10/01/11      3,000,000       3,338,679
   Watson Pharmaceuticals, Inc............................       BBB-     7.13      05/15/08      1,750,000       1,925,000
                                                                                                               ------------
                                                                                                                  7,338,679
                                                                                                               ------------
INDUSTRIAL (2.3%)
   Arrow Electronics, Inc.................................       BBB-     8.70      10/01/05      2,500,000       2,727,260
   Deere Capital Corp.....................................         A-     3.90      01/15/08      2,500,000       2,597,243
   Harman Intl. Industries, Inc...........................       BBB-     7.13      02/15/07      2,500,000       2,727,570
                                                                                                               ------------
                                                                                                                  8,052,073
                                                                                                               ------------
TELECOMMUNICATIONS (0.2%)
   Pacific Bell...........................................         A+     6.63      10/15/34         30,000          32,484
   Teleglobe, Inc. (2)....................................        NR      7.20      07/20/09     10,500,000         577,500
                                                                                                               ------------
                                                                                                                 $  609,984
                                                                                                               ------------

TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $320,714,470) 93.4%..............................................................................    $319,640,729
                                                                                                               ------------

----------

Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association
                GNMA = Government National Mortgage Association NR = Issue is not rated by either S&P or Moody's

(1)   U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)   Issue not rated by S&P, Moody's rating assigned.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2003 is 5.8%.

*     Ratings as per Standard & Poor's Corporation, except where noted.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                      Face
                                                                           Rate        Maturity      Amount           Value
                                                                          ------       --------    -----------     -----------
SHORT-TERM DEBT SECURITIES:
AGENCIES (4.8%)
   FNMA...........................................................            0.70%    07/01/03    $16,487,000    $ 16,487,000
                                                                                                                  ------------
COMMERCIAL PAPER (1.8%)
   Coca-Cola Enterprises..........................................            1.01     07/30/03      5,000,000       4,995,932
   Gannett Co.....................................................            1.02     07/18/03      1,000,000         999,518
                                                                                                                  ------------
                                                                                                                     5,995,450
                                                                                                                  ------------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $22,482,450) 6.6%................................................................................         22,482,450
                                                                                                                  ------------

TOTAL INVESTMENTS
   (Cost: $343,196,920) 100.0%.............................................................................       $342,123,179
                                                                                                                  ============

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                    Face
                                                               Rating*    Rate      Maturity       Amount          Value
                                                              --------   ------     --------     ----------     -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.0%)
   U.S. Treasury Note........................................    AAA        1.50%   02/28/05     $1,000,000     $ 1,004,805
   U.S. Treasury Note........................................    AAA        1.63    03/31/05        500,000         503,438
   U.S. Treasury Note........................................    AAA        1.63    04/30/05      2,000,000       2,013,124
                                                                                                                -----------
                                                                                                                  3,521,367
                                                                                                                -----------
AGENCIES (73.9%)
Mortgage-Backed Obligations (73.9%)
   FHLMC.....................................................    AAA        6.50    09/01/04         30,605          31,288
   FHLMC.....................................................    AAA        8.50    06/01/06        117,431         125,799
   FHLMC.....................................................    AAA        7.50    02/15/07         59,215          60,850
   FHLMC.....................................................    AAA        7.00    03/15/07         69,988          72,067
   FHLMC.....................................................    AAA        7.50    09/01/07         39,210          41,313
   FHLMC.....................................................    AAA        7.25    11/01/07          3,266           3,374
   FHLMC.....................................................    AAA        6.50    12/15/07        495,433         505,869
   FHLMC.....................................................    AAA        7.75    05/01/08        149,898         159,622
   FHLMC.....................................................    AAA        6.00    09/15/08         15,363          15,500
   FHLMC.....................................................    AAA        6.00    10/01/08        263,635         275,756
   FHLMC.....................................................    AAA        5.50    04/01/09        211,802         220,936
   FHLMC.....................................................    AAA        5.50    06/01/09        284,136         297,107
   FHLMC.....................................................    AAA        8.25    10/01/09         74,850          78,273
   FHLMC.....................................................    AAA        6.50    11/01/09         71,627          75,696
   FHLMC.....................................................    AAA        5.50    11/15/09        500,000         504,414
   FHLMC.....................................................    AAA        7.50    07/01/10         32,691          34,772
   FHLMC.....................................................    AAA        6.00    11/01/10        178,760         186,748
   FHLMC.....................................................    AAA        7.00    02/01/14        188,305         199,754
   FHLMC.....................................................    AAA        6.50    04/01/14        700,877         737,180
   FHLMC.....................................................    AAA        8.00    05/01/14         51,031          52,428
   FHLMC.....................................................    AAA        5.00    04/15/16        618,775         637,957
   FHLMC.....................................................    AAA        6.00    07/01/16        111,455         117,505
   FHLMC.....................................................    AAA        8.50    09/01/17         29,603          31,610
   FHLMC.....................................................    AAA        8.00    09/01/18        153,334         163,771
   FHLMC.....................................................    AAA        6.00    02/01/19        262,874         273,037
   FHLMC.....................................................    AAA        6.50    02/15/21         19,794          19,783
   FHLMC.....................................................    AAA        7.50    03/15/21        110,572         111,870
   FHLMC.....................................................    AAA        4.50    03/15/22      2,000,000       2,029,210
   FHLMC.....................................................    AAA        4.00    03/15/22      1,000,000       1,040,156
   FHLMC.....................................................    AAA        4.50    08/15/22      1,000,000       1,014,006
   FHLMC.....................................................    AAA        5.50    12/15/23        230,479         230,568
   FHLMC.....................................................    AAA        4.00    11/15/26      1,000,000       1,011,451
   FNMA......................................................    AAA        8.25    10/01/05          2,696           2,813
   FNMA......................................................    AAA        7.50    07/01/06         69,709          72,457
   FNMA......................................................    AAA        7.50    09/01/06         46,826          47,979
   FNMA......................................................    AAA        7.50    02/25/07         16,269          16,397
   FNMA......................................................    AAA        7.50    05/01/07         28,487          28,771
   FNMA......................................................    AAA        7.75    03/01/08         62,819          66,653
   FNMA......................................................    AAA        8.00    04/01/08         47,999          51,882
   FNMA......................................................    AAA        6.00    09/01/08        152,000         159,614
   FNMA......................................................    AAA        7.50    09/01/08         76,376          81,149

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                    Face
                                                               Rating*    Rate      Maturity       Amount          Value
                                                              --------   ------     --------     ----------     -----------
LONG-TERM DEBT SECURITIES:
AGENCIES (Continued)
   FNMA......................................................    AAA        5.50%   11/01/08     $  142,196     $   149,028
   FNMA......................................................    AAA        5.50    12/01/08         25,227          26,439
   FNMA......................................................    AAA        7.50    01/01/09         34,842          36,136
   FNMA......................................................    AAA        5.50    02/01/09         87,647          91,858
   FNMA......................................................    AAA        6.00    07/01/09        200,164         210,190
   FNMA......................................................    AAA        8.50    12/01/09         64,749          71,462
   FNMA......................................................    AAA        8.25    01/01/10        105,998         112,038
   FNMA......................................................    AAA        6.00    01/01/11         95,501         100,284
   FNMA......................................................    AAA        6.00    07/25/11         88,319          88,337
   FNMA......................................................    AAA        5.00    08/25/12      2,000,000       2,058,734
   FNMA......................................................    AAA        6.00    09/01/12        249,592         261,240
   FNMA......................................................    AAA        6.50    08/01/13        159,120         166,431
   FNMA......................................................    AAA        6.00    07/25/14        250,000         251,746
   FNMA......................................................    AAA        5.50    02/25/16        190,000         193,329
   FNMA......................................................    AAA        8.75    09/01/16        126,517         135,008
   FNMA......................................................    AAA        8.00    06/01/17         29,587          31,309
   FNMA......................................................    AAA        4.50    10/25/17      1,000,000       1,030,900
   FNMA......................................................    AAA        6.00    12/25/18        640,000         663,402
   FNMA......................................................    AAA        4.75    12/25/20      1,250,000       1,267,603
   FNMA......................................................    AAA        4.50    01/25/21      1,000,000       1,014,091
   FNMA......................................................    AAA        6.25    01/25/22         81,927          82,150
   FNMA......................................................    AAA        6.25    02/25/22        115,982         116,916
   FNMA......................................................    AAA        6.50    06/25/22         45,250          45,388
   FNMA......................................................    AAA        6.00    09/25/22         54,334          54,693
   FNMA......................................................    AAA        5.00    09/25/22        336,941         341,119
   FNMA......................................................    AAA        3.50    10/25/22      2,000,000       2,013,524
   FNMA......................................................    AAA        6.50    01/25/23        233,635         246,295
   FNMA......................................................    AAA        6.50    12/25/23        200,000         215,141
   FNMA.....................................................    AAA        4.00    11/25/26        100,000         101,843
   GNMA (1)..................................................    AAA        9.50    12/20/03          2,009           2,029
   GNMA (1)..................................................    AAA        7.50    07/15/07        130,636         137,165
   GNMA (1)..................................................    AAA        7.00    08/15/07        106,419         112,958
   GNMA (1)..................................................    AAA        7.50    05/20/08         73,519          79,054
   GNMA (1)..................................................    AAA        6.00    11/15/08        102,492         108,141
   GNMA (1)..................................................    AAA        6.00    06/15/09         78,953          83,286
   GNMA (1)..................................................    AAA        9.00    03/15/10         33,849          37,822
   GNMA (1)..................................................    AAA        4.00    07/20/26      1,000,000       1,005,887
                                                                                                                -----------
                                                                                                                 23,630,361
                                                                                                                -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                    Face
                                                               Rating*    Rate      Maturity       Amount          Value
                                                              --------   ------     --------     ----------     -----------
LONG-TERM DEBT SECURITIES:
ENERGY (0.8%)
   Louis Dreyfus Natural Gas Corp. ..........................    BBB        9.25%   06/15/04     $  250,000     $   265,286
                                                                                                                -----------
FINANCIAL (8.1%)
   PNC Mortgage Securities Corp. ............................    AAA        7.50    07/25/24        639,824         645,742
   Prudential Home Mtge. Secs. Co. ..........................    AAA        6.75    09/25/08         96,776          96,661
   Residential Funding Mtge. Sec.............................    AAA        6.50    08/25/13        128,022         129,793
   Residential Funding Mtge. Sec. ...........................    AAA        5.00    02/25/33      1,204,937       1,224,469
   Residential Asset Mortgage Prod., Inc. ...................    AAA        4.92    07/25/26        500,000         502,981
                                                                                                                -----------
                                                                                                                  2,599,646
                                                                                                                -----------

TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $29,982,496) 93.8%...............................................................................      30,016,660
                                                                                                                -----------

                                                                                                    Face
                                                                           Rate     Maturity       Amount          Value
                                                                          ------   ----------    ----------     -----------

SHORT-TERM DEBT SECURITIES:
AGENCIES (3.8%)
   FNMA ...............................................................     0.70%   07/01/03     $1,200,000       1,200,000
                                                                                                                 ----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,200,000) 3.8%....................................................................................    1,200,000
                                                                                                                 ----------
TEMPORARY CASH INVESTMENT
   (Cost:  $750,000) 2.4%**...................................................................................      750,000
                                                                                                                 ----------
TOTAL INVESTMENTS
   (Cost: $31,932,496) 100.0%.................................................................................  $31,966,660
                                                                                                                ===========

----------
Abbreviations:    FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association

(1)   U.S. Government guaranteed security.

 *    Ratings as per Standard & Poor's Corporation.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                    Face
                                                               Rating*    Rate      Maturity       Amount          Value
                                                              --------   ------     --------     ----------     -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
   U.S. Treasury Note.....................................       AAA        3.00%   11/15/07    $   500,000     $   515,742
                                                                                                                -----------

AGENCIES (86.5%)
MORTGAGE-BACKED OBLIGATIONS (14.8%)
   FHLMC .................................................       AAA        8.00    07/15/06         40,673          40,662
   FHLMC .................................................       AAA        7.00    02/01/14        188,305         199,754
   FHLMC .................................................       AAA        5.00    06/15/17      3,000,000       3,140,610
   FNMA ..................................................       AAA        7.00    04/25/07        152,811         161,168
   FNMA ..................................................       AAA        5.50    02/25/15      5,000,000       5,166,665
   FNMA ..................................................       AAA        5.50    02/25/26      5,000,000       5,079,750
                                                                                                                -----------
                                                                                                                 13,788,609
                                                                                                                -----------
NON-MORTGAGE-BACKED OBLIGATIONS (71.7%)
   Federal Farm Credit Bank ..............................       AAA        3.72    04/08/08        500,000         509,242
   FHLB ..................................................       AAA        5.13    03/06/06     15,000,000      16,330,710
   FHLMC .................................................       AAA        4.88    03/15/07      5,000,000       5,482,575
   FHLMC .................................................       AAA        3.50    09/15/07     10,000,000      10,454,210
   FHLMC .................................................       AAA        6.63    09/15/09      5,000,000       6,000,880
   FNMA ..................................................       AAA        4.25    07/15/07     14,000,000      15,065,232
   FNMA ..................................................       AAA        3.25    11/15/07      5,000,000       5,179,010
   FNMA ..................................................       AAA        6.63    09/15/09      6,500,000       7,798,804
                                                                                                                -----------
                                                                                                                 66,820,663
                                                                                                                -----------
BASIC MATERIALS (0.6%)
   Cytec Industries, Inc. ................................       BBB        6.85    05/11/05        500,000         536,158
                                                                                                                -----------

CONSUMER, CYCLICAL (2.1%)
   Newell Rubbermaid .....................................       BBB+       4.63    12/15/09        500,000         529,804
   Target Corp. ..........................................         A+       5.38    06/15/09      1,000,000       1,113,621
   Wal-Mart Stores, Inc. .................................        AA        6.88    08/10/09        250,000         300,890
                                                                                                                -----------
                                                                                                                  1,944,315
                                                                                                                -----------
CONSUMER NON-CYCLICAL (0.3%)
   Intl. Flavors & Fragrances ............................       BBB+       6.45    05/15/06        250,000         279,113
                                                                                                                -----------

FINANCIAL (7.0%)
   American Express Credit Corp. .........................         A+       3.00    05/16/08        250,000         251,723
   Bear Stearns Cos., Inc. ...............................         A        6.63    10/01/04        500,000         532,726
   FleetBoston Financial Group ...........................         A        3.85    02/15/08        250,000         259,455
   General Motors Acceptance Corp. .......................       BBB        6.75    01/15/06        500,000         530,820
   HJ Heinz Finance Co. ..................................         A        6.00    03/15/12        250,000         284,838
   Harleysville Group, Inc. ..............................       BBB(1)     6.75    11/15/03        250,000         254,990
   Heller Financial, Inc. ................................       AAA        6.38    03/15/06        500,000         557,644
   Household Finance Corp. ...............................         A        6.50    01/24/06        500,000         554,572
   Nationwide Health Properties ..........................       BBB-       7.60    11/20/28        350,000         373,350
   Nationwide Health Properties ..........................       BBB-       7.90    11/20/06        250,000         277,616
   Natl Rural Utils Coop Fin Corp........................          A+       3.88    02/15/08        250,000         260,422
   Rank Group Financial...................................       BBB-       6.75    11/30/04        500,000         531,825
   Sprint Capital Corp...................................        BBB-       7.13    01/30/06        500,000         547,214

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                    Face
                                                               Rating*    Rate      Maturity       Amount          Value
                                                              --------   ------     --------     ----------     -----------
LONG-TERM DEBT SECURITIES (CONTINUED):
   The CIT Group, Inc....................................          A        6.50%   02/07/06     $  500,000     $   546,499
   Union Planters Corp...................................        BBB-       6.75    11/01/05        500,000         551,815
   Wells Fargo & Company.................................          A+       3.50    04/04/08        250,000         257,889
                                                                                                                -----------
                                                                                                                  6,573,398
                                                                                                                -----------
HEALTHCARE (0.3%)
   Bristol-Myers Squibb Co...............................         AA        5.75    10/01/11        250,000         278,223
                                                                                                                -----------

INDUSTRIAL (1.4%)
   Arrow Electronics, Inc................................        BBB-       8.70    10/01/05        500,000         545,452
   Deere Capital Corp....................................          A-       3.90    01/15/08        500,000         519,449
   Harman Intl. Industries, Inc..........................        BBB-       7.13    02/15/07        250,000         272,757
                                                                                                                -----------
                                                                                                                  1,337,658
                                                                                                                -----------
UTILITIES (0.3%)
   Constellation Energy Group............................          A        6.13    07/01/03        250,000         250,000
                                                                                                                -----------

TOTAL LONG-TERM DEBT SECURITIES
    (Cost: $89,175,658) 99.1%..............................................................................      92,323,879
                                                                                                                -----------

                                                                                                    Face
                                                                           Rate     Maturity       Amount          Value
                                                                          ------   ----------    ----------     -----------

Short-Term Debt Securities:
AGENCIES (0.6%)
   FNMA...............................................................      0.70%   07/01/03       $554,000     $   554,000
                                                                                                                -----------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $554,000) 0.6%...................................................................................         554,000
                                                                                                                -----------
TEMPORARY CASH INESTMENT
   (Cost:  $269,200) 0.3% **...............................................................................         269,200
                                                                                                                -----------
TOTAL INVESTMENTS
   (Cost: $89,998,858) 100.0%.............................................................................      $93,147,079
                                                                                                                ===========

----------
Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

 *    Ratings as per Standard & Poor's Corporation.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                       Shares              Value
                                      --------         -----------
COMMON STOCKS:
BASIC MATERIALS (1.4%)
  Alcoa, Inc.......................    49,200         $  1,254,600
  Freeport-McMoran Copper Cl B.....    27,000              661,500
  Praxair, Inc. ...................    21,000            1,262,100
                                                      ------------
                                                         3,178,200
                                                      ------------
CONSUMER CYCLICAL (8.4%)
  Avon Products, Inc...............    34,050            2,117,910
  Best Buy Co., Inc.*..............     9,000              395,280
  Clear Channel Communications*....    31,000            1,314,090
  Comcast Corp. Cl A*..............    41,000            1,237,380
  Disney (Walt) Co.................    65,000            1,283,750
  Ford Motor Co....................   228,000            2,505,720
  Gap, Inc.........................   160,000            3,001,600
  Home Depot, Inc..................    33,720            1,116,806
  Staples, Inc.*...................   150,000            2,752,500
  Starbucks Corp.*.................    18,900              463,428
  Viacom, Inc. Cl B*...............     6,380              278,551
  Wal-Mart Stores, Inc.............    36,060            1,935,340
  Walgreen Co......................    38,500            1,158,850
                                                      ------------
                                                        19,561,205
                                                      ------------
CONSUMER, NON-CYCLICAL (2.6%)
  Coca-Cola Co.....................     5,250              243,653
  Ecolab, Inc......................   108,800            2,785,280
  General Mills, Inc...............    35,400            1,678,314
  PepsiCo, Inc.....................    14,100              627,450
  Proctor & Gamble Co. ............     9,700              865,046
                                                      ------------
                                                         6,199,743
                                                      ------------
ENERGY (4.3%)
  Apache Corp......................    52,799            3,435,103
  ChevronTexaco Corp...............     1,000               72,200
  Exxon Mobil Corp.................    55,570            1,995,519
  Occidental Petroleum Corp. ......   133,400            4,475,570
                                                      ------------
                                                         9,978,392
                                                      ------------
FINANCIAL (12.2%)
  American Express Co..............    33,000            1,379,730
  American Int'l. Group, Inc.......    11,000              606,980
  BB & T Corp......................    19,000              651,700
  Bank of America Corp.............    54,630            4,317,409
  Citigroup, Inc...................   104,373            4,467,164
  Comerica, Inc....................    14,200              660,300
  Fannie Mae.......................     1,000               67,440
  Lincoln National Corp............    70,000            2,494,100
  Morgan Stanley...................    97,500            4,168,125
  PNC Financial Services Group.....    13,300              649,173
  Paychex, Inc.....................    81,200            2,379,972
  Principal Financial Group, Inc...    92,250            2,975,063
  SouthTrust Corp..................    41,030            1,116,016
  Synovus Financial Corp...........    30,000              645,000

                                       Shares              Value
                                      --------         -----------
COMMON STOCKS (CONTINUED):
FINANCIAL (CONT'D)
  Wachovia Corp....................    32,000         $  1,278,720
  Wells Fargo & Company............    11,820              595,728
                                                      ------------
                                                        28,452,620
                                                      ------------
HEALTHCARE (6.9%)
  Amgen, Inc.*.....................    20,000            1,339,600
  Bristol-Myers Squibb Co..........   120,840            3,280,805
  Johnson & Johnson................     5,885              304,255
  Lilly (Eli) & Co.................     3,590              247,602
  Merck & Co., Inc.................    66,070            4,000,538
  Pfizer, Inc......................    91,290            3,117,554
  Wyeth............................    84,000            3,826,200
                                                      ------------
                                                        16,116,554
                                                      ------------
INDUSTRIAL (3.3%)
  First Data Corp..................    15,000              621,600
  General Electric Co..............   151,550            4,346,454
  Robert Half Intl., Inc.*.........   140,000            2,651,600
                                                      ------------
                                                         7,619,654
                                                      ------------
TECHNOLOGY (12.0%)
  Applied Materials, Inc.*.........   114,000            1,808,040
  Cisco Systems, Inc.*.............   157,590            2,614,418
  Dell Computer Corp.*.............    56,640            1,810,214
  Hewlett-Packard Co...............    62,000            1,320,600
  Intel Corp.......................   161,400            3,354,538
  Intl. Business Machines Corp.....     9,270              764,775
  Mercury Interactive Corp.*.......    67,000            2,586,870
  Microsoft Corp...................    34,300              878,423
  Network Appliance, Inc.*.........   154,500            2,504,445
  Oracle Corp.*....................   160,000            1,923,200
  Rockwell Automation, Inc.........    54,000            1,287,360
  Sanmina Corp.*...................   300,000            1,893,000
  Texas Instruments, Inc...........   297,000            5,227,200
                                                      ------------
                                                        27,973,083
                                                      ------------
TELECOMMUNICATIONS (2.5%)
  AT&T Wireless Services*..........   190,000            1,559,900
  Alltel Corp......................     8,220              396,368
  Nextel Communications, Inc.*.....   175,000            3,164,000
  SBC Communications, Inc..........    18,870              482,129
  Verizon Communications...........     8,100              319,545
                                                      ------------
                                                         5,921,942
                                                      ------------
UTILITIES (0.6%)
  CINergy Corp.....................    17,000              625,430
  Entergy Corp.....................    16,800              886,704
                                                      ------------
                                                         1,512,134
                                                      ------------

TOTAL COMMON STOCKS
  (Cost: $122,821,611) 54.2%.......                   $126,513,527
                                                      ============

----------
*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

                                                                                                    Face
                                                               Rating*     Rate     Maturity       Amount          Value
                                                              --------    ------    --------     ----------     -----------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.0%)
   U.S. Treasury Bond....................................        AAA        6.13%   11/15/27     $  500,000    $    608,633
   U.S.Treasury Note......................................       AAA        1.75    12/31/04      3,500,000       3,530,352
   U.S. Treasury Note.....................................       AAA        3.88    02/15/13      5,000,000       5,145,115
                                                                                                               ------------
                                                                                                                  9,284,100
                                                                                                               ------------
AGENCIES/OTHER GOVERNMENTS (24.4%)
MORTGAGE-BACKED OBLIGATIONS (16.9%)
   FHLMC..................................................       AAA        5.50    10/15/30      1,048,142       1,073,101
   FHLMC..................................................       AAA        8.00    07/15/06         40,673          40,662
   FHLMC..................................................       AAA        5.00    04/15/16        441,982         455,684
   FHLMC..................................................       AAA        5.00    06/15/17      4,000,000       4,187,480
   FHLMC..................................................       AAA        4.50    09/15/22      5,500,000       5,577,490
   FHLMC..................................................       AAA        6.00    03/15/25      2,500,000       2,535,985
   FHLMC..................................................       AAA        4.00    10/15/26      1,800,000       1,837,125
   FNMA..................................................        AAA        8.00    03/01/31        231,498         249,637
   FNMA..................................................        AAA        7.50    06/01/31        330,276         350,908
   FNMA..................................................        AAA        7.00    09/01/31        451,508         475,483
   FNMA..................................................        AAA        7.00    11/01/31        483,084         508,735
   FNMA..................................................        AAA        7.50    02/01/32        216,930         230,488
   FNMA..................................................        AAA        6.00    03/01/32        419,733         436,370
   FNMA..................................................        AAA        6.00    04/01/32        874,587         909,223
   FNMA..................................................        AAA        7.00    04/01/32        360,853         380,014
   FNMA..................................................        AAA        8.00    04/01/32        130,830         140,594
   FNMA..................................................        AAA        6.50    04/01/32      1,136,482       1,185,160
   FNMA..................................................        AAA        7.50    04/01/32        342,970         364,404
   FNMA..................................................        AAA        8.00    04/01/32        185,802         199,666
   FNMA..................................................        AAA        6.00    04/01/32        911,804         947,913
   FNMA..................................................        AAA        6.00    05/01/32        699,785         727,497
   FNMA..................................................        AAA        6.50    05/01/32      1,011,186       1,054,497
   FNMA..................................................        AAA        6.50    05/01/32      1,028,533       1,072,587
   FNMA..................................................        AAA        7.50    06/01/32        288,692         306,734
   FNMA..................................................        AAA        7.00    06/01/32        369,769         389,402
   FNMA..................................................        AAA        6.50    07/01/32        840,112         876,096
   FNMA..................................................        AAA        5.00    10/25/15      1,000,000       1,040,074
   FNMA..................................................        AAA        6.50    09/01/16        284,204         299,817
   FNMA..................................................        AAA        6.00    03/01/17        139,559         145,665
   FNMA..................................................        AAA        6.50    03/01/17        247,752         261,363
   FNMA..................................................        AAA        5.50    04/01/17        309,721         321,741
   FNMA..................................................        AAA        6.50    05/01/17        213,012         224,715
   FNMA..................................................        AAA        5.50    05/01/17        159,231         165,410
   FNMA..................................................        AAA        5.50    05/01/17        228,285         237,144
   FNMA..................................................        AAA        5.50    06/01/17         87,366          90,757
   FNMA..................................................        AAA        6.50    06/01/17        165,126         174,198
   FNMA..................................................        AAA        5.00    04/01/18      2,725,220       2,818,501
   FNMA..................................................        AAA        4.50    05/01/18        995,921       1,017,603
   FNMA..................................................        AAA        4.00    07/01/18      1,000,000       1,015,000
   GNMA (1)..............................................        AAA        6.50    04/15/31        206,154         216,480
   GNMA (1)..............................................        AAA        7.00    05/15/31        133,126         140,605

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                               Rating*     Rate     Maturity       Amount          Value
                                                              --------    ------    --------     ----------     -----------
LONG-TERM DEBT SECURITIES (CONTINUED):
AGENCIES/OTHER GOVERNMENTS (Cont'd.)
Mortgage-Backed Obligations (Cont'd.)
   GNMA  (1).............................................        AAA        7.00%   09/15/31    $    65,176    $     68,838
   GNMA  (1).............................................        AAA        7.00    09/15/31        285,214         301,238
   GNMA  (1).............................................        AAA        6.50    10/15/31        185,649         194,948
   GNMA  (1).............................................        AAA        6.50    12/15/31        189,597         199,094
   GNMA  (1).............................................        AAA        7.00    05/15/32        260,601         275,251
   GNMA  (1).............................................        AAA        6.50    05/15/32        311,101         326,666
   GNMA  (1).............................................        AAA        6.27    10/16/27      3,000,000       3,464,121
                                                                                                               ------------
                                                                                                                 39,512,164
                                                                                                               ------------
NON-MORTGAGE-BACKED OBLIGATIONS (7.5%)
   Connecticut Housing Fin. Auth.........................        AAA        7.63    05/15/21      1,000,000       1,027,380
   Federal Farm Credit Bank..............................        AAA        3.72    04/08/08      2,500,000       2,546,208
   FHLB...................................................       AAA        0.00    06/09/33     15,000,000       2,383,125
   FHLMC.................................................        AAA        4.50    01/15/13      5,000,000       5,252,435
   FNMA..................................................        AAA        4.38    03/15/13      5,000,000       5,206,950
   Suffolk County, New York..............................        AAA        5.80    11/01/04        250,000         256,000
   Suffolk County, New York..............................        AAA        5.88    11/01/05        750,000         767,243
                                                                                                               ------------
                                                                                                                 17,439,341
                                                                                                               ------------
BASIC MATERIALS (3.7%)
   Inco Ltd..............................................        BBB-       9.60    06/15/22      2,500,000       2,629,925
   Millennium America, Inc...............................         BB+       7.63    11/15/26      2,500,000       2,325,000
   PolyOne Corp..........................................         BB-       7.50    12/15/15      1,000,000         840,000
   Praxair, Inc..........................................          A-       6.90    11/01/06      2,500,000       2,809,293
                                                                                                               ------------
                                                                                                                  8,604,218
                                                                                                               ------------
CONSUMER, CYCLICAL (2.4%)
   Fruit of the Loom, Inc. (2)...........................         NR        7.00    03/15/11        565,349          74,400
   Fruit of the Loom, Inc. (2)...........................         NR        7.38    11/15/23        163,133          13,181
   Kellwood, Co..........................................        BBB-       7.88    07/15/09      2,500,000       2,587,500
   Newell Rubbermaid.....................................        BBB+       4.63    12/15/09        500,000         529,804
   Polaroid Corp. (2)....................................         C2(3)     7.25    01/15/07      1,000,000         111,250
   Target Corp...........................................          A+       5.38    06/15/09      1,000,000       1,113,621
   Wal-Mart Stores, Inc..................................         AA        6.88    08/10/09      1,000,000       1,203,558
                                                                                                               ------------
                                                                                                                  5,633,314
                                                                                                               ------------
CONSUMER, NON-CYCLICAL (0.7%)
   Supervalu, Inc........................................        BBB        8.88    11/15/22      1,500,000       1,570,685
                                                                                                               ------------

ENERGY (0.2%)
   Lyondell Chemical Co..................................         BB       10.25    11/01/10        500,000         480,000
                                                                                                               ------------

FINANCIAL (6.8%)
   American Express Credit Corp..........................          A+       3.00    05/16/08        250,000         251,722
   Berkley (W.R.) Corp...................................        BBB+       8.70    01/01/22      1,500,000       1,867,085
   Fairfax Financial Holdings, Ltd.......................         BB        8.25    10/01/15        500,000         452,500
   First Tennessee Natl. Corp............................        BBB+       4.50    05/15/13      1,500,000       1,517,510
   FleetBoston Financial Group...........................          A        3.85    02/15/08        250,000         259,455
   GE Capital Corp.......................................        AAA        5.45    01/15/13      2,000,000       2,166,283
   HJ Heinz Finance Co...................................          A        6.00    03/15/12      1,000,000       1,139,356

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                    Face
                                                               Rating*     Rate     Maturity       Amount          Value
                                                              --------    ------    --------     ----------     -----------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (CONT'D.)
   Harleysville Group, Inc...............................        BBB        6.75%   11/15/03    $ 1,000,000    $  1,019,958
   Lehman Brothers Holdings, Inc.........................          A        0.00    07/28/28      3,250,000         515,798
   Nationwide Health Properties..........................        BBB-       7.90    11/20/06      5,000,000       5,552,315
   Natl Rural Utils. Coop. Fin. Corp.....................          A+       3.88    02/15/08        250,000         260,422
   Vesta Insurance Group, Inc............................         B2(3)     8.75    07/15/25      1,000,000         642,500
   Wells Fargo & Company.................................          A+       3.50    04/04/08        250,000         257,889
                                                                                                               ------------
                                                                                                                 15,902,793
                                                                                                               ------------
HEALTHCARE (0.7%)
   Bristol-Myers Squibb Co...............................         AA        5.75    10/01/11      1,000,000       1,112,893
   Watson Pharmaceuticals, Inc...........................        BBB-       7.13    05/15/08        500,000         550,000
                                                                                                               ------------
                                                                                                                  1,662,893
                                                                                                               ------------
INDUSTRIAL (0.4%)
   Arrow Electronics, Inc................................        BBB-        8.7  5 10/01/05       500,000         545,452
   Deere Capital Corp....................................          A-        3.9  8 01/15/08       500,000         519,449
                                                                                                               ------------
                                                                                                                  1,064,901
                                                                                                               ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $100,223,001) 43.3%..............................................................................    $101,154,409
                                                                                                               ============

----------
Abbreviations:   FHLMC = Federal Home Loan Mortgage  Corporation
                 FNMA = Federal National  Mortgage   Association
                 GNMA  =  Government  National Mortgage  Association
                 NR = Issue is not rated by either S&P or Moody's.

(1)   U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(3)   Issue not rated by S&P, Moody's rating assigned.

*     Ratings as per Standard & Poor's Corporation, except where noted.

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of June 30, 2003 is 2.1%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                                           Rate     Maturity      Amount          Value
                                                                         --------   --------    ----------     ------------
SHORT-TERM DEBT SECURITIES
AGENCIES (2.1%)
   FNMA...............................................................      0.70%   07/01/03    $4,920,000     $  4,920,000
                                                                                                               ------------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $4,920,000) 2.1%.................................................................................       4,920,000
                                                                                                               ------------
TEMPORARY CASH INVESTMENT
   (Cost:  $1,063,400) 0.4%**..............................................................................       1,063,400
                                                                                                               ------------
TOTAL INVESTMENTS
   (Cost: $229,028,012) 100.0%.............................................................................    $233,651,336
                                                                                                               ============

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                       Shares             Value
                                      --------        ------------
Common Stocks:
BASIC MATERIALS (0.8%)
  Nova Chemicals Corp. .............   31,000         $    590,240
  OM Group, Inc.* ..................   90,000            1,325,700
  Olin Corp. .......................   27,500              470,250
                                                      ------------
                                                         2,386,190
                                                      ------------
CONSUMER, CYCLICAL (19.4%)
  Aeropostale, Inc.* ...............  140,159            3,010,615
  American Axle & Mfg. Holdings* ...   55,480            1,325,972
  aQuantive, Inc.* .................  289,104            3,035,592
  Borg-Warner, Inc. ................   24,240            1,561,056
  Boyd Gaming Corp.* ...............  199,923            3,450,671
  CBRL Group, Inc. .................   43,000            1,670,980
  Central Garden & Pet Co.* ........   42,000            1,009,680
  Christopher & Banks Corp.* .......  120,232            4,447,382
  Claire's Stores, Inc. ............   38,500              976,360
  Courier Corp. ....................   32,131            1,654,747
  Emmis Communications Cl A* .......   95,034            2,181,030
  Guitar Center, Inc.* .............  137,380            3,995,010
  Outback Steakhouse, Inc. .........   34,000            1,326,000
  P.F. Changs China Bistro, Inc.* ..   75,975            3,738,730
  Sinclair Broadcast Group* ........  227,326            2,641,528
  Sonic Automotive, Inc.* ..........  164,768            3,610,067
  Steve Madden, Ltd.* ..............  119,953            2,589,785
  United Auto Group, Inc.* .........   89,631            1,952,163
  United Online, Inc.* .............  102,350            2,593,549
  West Marine, Inc.* ...............  175,000            3,064,250
  Wet Seal, Inc. Cl A* .............  140,000            1,495,200
  Young Broadcasting, Inc.* ........  145,892            3,075,403
  XM Satelite Radio Holdings* ......  195,178            2,145,006
                                                      ------------
                                                        56,550,776
                                                      ------------
CONSUMER, NON-CYCLICAL (0.9%)
  Sensient Technologies Corp. ......  108,984            2,485,925
                                                      ------------

ENERGY (4.1%)
  Equitable Resources, Inc. ........   21,930              893,428
  Lyondell Chemical Co. ............   32,500              439,725
  Oil States International, Inc. ...  151,770            1,836,417
  Patina Oil & Gas Corp. ...........   62,500            2,009,375
  Quicksilver Resources* ...........   42,735            1,023,503
  Superior Energy Services, Inc.* ..  126,249            1,196,841
  Universal Compression Holdings ...   65,693            1,370,356
  Western Gas Resources ............   39,440            1,561,824
  Williams Cos., Inc. ..............  200,000            1,580,000
                                                      ------------
                                                        11,911,469
                                                      ------------
FINANCIAL (6.2%)
  Alabama National Bancorp .........   86,919            4,213,833
  Bank of the Ozarks ...............    7,390              283,924
  East West Bancorp, Inc. ..........   47,548            1,718,385
  PrivateBancorp, Inc. .............  146,469            3,997,139
  Texas Regional Bancshares ........   93,273            3,177,811
  Willow Grove Bancorp .............  277,379            4,715,443
                                                      ------------
                                                        18,106,535
                                                      ------------
HEALTHCARE (11.0%)
  Alaris Medical* ..................   80,444            1,041,750
  Alexion Pharmaceuticals, Inc.* ...  101,737            1,734,616
  Closure Medical Corporation* .....   32,775              609,287
  Cubist Pharmaceuticals, Inc.* ....  144,610            1,541,543
  Dendreon Corp.* ..................  299,785            1,780,723
  Edwards Lifesciences Corp.* ......   72,808            2,340,049
  IDEXX Laboratories, Inc.* ........   53,201            1,773,189
  Impac Medical Systems* ...........  119,434            2,530,806
  Neurocrine Biosciences, Inc.* ....   38,566            1,925,986
  Pharmaceutical Resources, Inc.* ..   36,836            1,792,440

                                       Shares             Value
                                      --------        ------------
COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
  Select Medical Corp.* ............   90,000        $   2,234,700
  Shire Pharmaceuticals Group Plc ..   70,000            1,382,500
  Staar Surgical Co.* ..............  119,373            1,381,146
  Steris Corp.* ....................   95,870            2,213,638
  Telik, Inc.* .....................  134,236            2,150,461
  Vicuron Pharmaceuticals, Inc.* ...   69,293              983,961
  VistaCare, Inc. Cl A* ............   81,750            2,000,423
  Vital Images, Inc.* ..............  136,909            2,530,078
                                                      ------------
                                                        31,947,296
                                                      ------------
INDUSTRIAL (18.0%)
  AGCO Corp.* ......................   80,000            1,366,400
  Airgas, Inc. .....................  200,198            3,353,317
  Benchmark Electronics* ...........   34,991            1,076,323
  Carbo Ceramics, Inc. .............   32,305            1,201,746
  Chicago Bridge & Iron (NY Shs.) ..  131,201            2,975,639
  Clarcor, Inc. ....................   47,787            1,842,189
  Cooper Industries, Ltd.* .........   32,000            1,321,600
  Covenant Transport, Inc. Cl A* ...   64,670            1,109,737
  Documentum, Inc.* ................  197,780            3,890,333
  EMCOR Group, Inc.* ...............   44,990            2,220,706
  Graco, Inc. ......................   42,000            1,344,000
  Harman Intl. Industries, Inc. ....   49,148            3,889,573
  Heartland Express, Inc.* .........  135,442            3,065,052
  Jacobs Engineering Group, Inc. ...   59,790            2,520,149
  Kirby Corp.* .....................  135,164            3,811,625
  Landstar System, Inc.* ...........   79,886            4,997,668
  MTS Systems Corp. ................   85,000            1,252,900
  Macromedia, Inc.* ................  120,473            2,534,752
  Magma Design Automation* .........  209,553            3,593,834
  NN, Inc. .........................  101,100            1,279,926
  PMC Sierra, Inc.* ................  192,856            2,262,201
  Waste Connections, Inc.* .........   43,590            1,527,830
                                                      ------------
                                                        52,437,500
                                                      ------------
TECHNOLOGY (24.2%)
  Agere Systems, Inc. Cl A* ........  961,838            2,241,083
  Amdocs Ltd.* .....................  244,769            5,874,456
  Avocent Corp.* ...................  100,232            2,999,944
  Concord Communications, Inc.* ....  115,523            1,591,907
  Cray, Inc.* ......................  203,099            1,604,482
  Cypress Semiconductor Corp.* .....  207,209            2,486,508
  Emulex Corp.* ....................  168,679            3,840,821
  Fairchild Semiconductor Intl.* ...   90,180            1,153,402
  Hyperion Solutions Corp.* ........  128,817            4,344,997
  Integrated Circuit Systems, Inc. .   42,187            1,325,937
  Intergraph Corp.* ................  193,557            4,161,476
  International Rectifier* .........  163,144            4,375,522
  Legato Systems, Inc.* ............  359,897            3,019,536
  Marvell Technology Group* ........  141,302            4,856,550
  Mercury Interactive Corp.* .......   66,398            2,563,627
  Micromuse, Inc.* .................  241,004            1,925,622
  Quest Software, Inc.* ............  156,076            1,857,304
  RealNetworks, Inc.* ..............  150,756            1,019,111
  Sonus Networks, Inc.* ............  713,751            3,454,555
  Sandisk Corp.* ...................  150,816            6,085,426
  Silicon Image, Inc.* .............  465,578            2,560,678
  Tivo, Inc.* ......................  241,012            2,913,834
  Western Digital Corp.* ...........  254,667            2,623,070
  Zebra Technologies Cl A* .........   21,940            1,650,984
                                                      ------------
                                                        70,530,832
                                                      ------------
  TOTAL COMMON STOCK
    (Cost: $214,272,249) 84.6%......                  $246,356,523
                                                      ============

*     Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                       Face
                                                                             Rate      Maturity       Amount          Value
                                                                            ------     ---------   -----------    ------------
SHORT-TERM DEBT SECURITIES:
AGENCIES (15.3%)
   FNMA ...............................................................       0.70%    07/01/03    $44,531,000    $ 44,531,000
                                                                                                                  ------------

TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $44,531,000) 15.3%...............................................................................         44,531,000
                                                                                                                  ------------

TEMPORARY CASH INVESTMENT
   (Cost:  $161,400) 0.1%**................................................................................            161,400
                                                                                                                  ------------

TOTAL INVESTMENTS
   (Cost: $258,964,649) 100.0%.............................................................................       $291,048,923
                                                                                                                  ============

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                   Shares         Value
                                                                                                  --------     ----------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation --
   Bond Fund..................................................................................     282,836     $  383,375
   Equity Index Fund..........................................................................     180,634        310,588
   Mid-Term Bond Fund.........................................................................     380,614        384,092
   Short-Term Bond Fund.......................................................................     182,282        192,449
                                                                                                               ----------
   TOTAL INVESTMENTS
     (Cost: $1,275,407) 100.0%............................................................................     $1,270,504
                                                                                                               ==========

      The following is information about the holdings of the Conservative Allocation Fund in the other funds as of June 30, 2003.

                                                                                                   Percent of Total Shares
                                                                                                   Outstanding in the Fund
                                                                                                   -----------------------
   Bond Fund....................................................................................                      .11%
   Equity Index Fund............................................................................                      .06%
   Mid-Term Bond Fund...........................................................................                      .41%
   Short-Term Bond Fund.........................................................................                      .61%

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                   Shares         Value
                                                                                                  --------     ----------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation --
   Bond Fund..................................................................................     602,068     $  816,084
   Mid-Cap Equity Index Fund..................................................................     370,115        402,152
   Equity Index Fund..........................................................................     538,185        925,371
   Mid-Term Bond Fund.........................................................................     540,101        545,038
                                                                                                               ----------
   TOTAL INVESTMENTS
     (Cost: $2,710,226) 100.0%............................................................................     $2,688,645
                                                                                                               ==========

      The following is information about the holdings of the Moderate Allocation Fund in the other funds as of June 30, 2003.

                                                                                                   Percent of Total Shares
                                                                                                   Outstanding in the Fund
                                                                                                   -----------------------
   Bond Fund....................................................................................                      .24%
   Equity Index Fund............................................................................                      .18%
   Mid-Cap Equity Index Fund....................................................................                      .29%
   Mid-Term Bond Fund...........................................................................                      .58%

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                   Shares         Value
                                                                                                  --------     ----------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation --
   Bond Fund..................................................................................     369,926     $  501,423
   Mid-Cap Equity Index Fund..................................................................     362,913        394,327
   Equity Index Fund..........................................................................     508,801        874,847
   Aggressive Equity Fund.....................................................................     143,224        196,831
                                                                                                               ----------
   TOTAL INVESTMENTS
     (Cost: $1,982,792) 100.0%............................................................................     $1,967,428
                                                                                                               ==========

      The following is information about the holdings of the Aggressive Allocation Fund in the other funds as of June 30, 2003.

                                                                                                   Percent of Total Shares
                                                                                                   Outstanding in the Fund
                                                                                                   -----------------------
   Bond Fund....................................................................................                      .15%
   Equity Index Fund............................................................................                      .17%
   Mid-Cap Equity Index Fund....................................................................                      .29%
   Aggressive Equity Fund.......................................................................                      .07%

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                           Money Market    All America        Equity Index
                                                                               Fund           Fund                Fund
                                                                           ------------    -----------        ------------
ASSETS:
Investments at market value
   (Cost:
   Money Market Fund -- $84,672,741
   All America Fund -- $388,073,795
   Equity Index Fund -- $548,262,692
   (Notes 1 and 3).....................................................     $84,672,741    $438,355,754       $519,947,384
Cash...................................................................       1,003,189           6,631              1,865
Interest and dividends receivable......................................              --         393,612            572,763
Receivable for securities sold.........................................              --         211,226                 --
Receivable for daily variation margin on futures contracts.............              --           4,852                 --
                                                                            -----------    ------------       ------------
TOTAL ASSETS...........................................................      85,675,930     438,972,075        520,522,012
                                                                            -----------    ------------       ------------
LIABILITIES:
Payable for securities purchased.......................................              --       9,429,073         15,003,785
Payable for daily variation margin on futures contracts................              --              --              6,185
                                                                            -----------    ------------       ------------
TOTAL LIABILITIES......................................................              --       9,429,073         15,009,970
                                                                            -----------    ------------       ------------
NET ASSETS.............................................................     $85,675,930    $429,543,002       $505,512,042
                                                                            ===========    ============       ============
NUMBER OF SHARES OUTSTANDING (Note 4)..................................      71,874,350     239,390,431        294,000,100
                                                                            ===========    ============       ============
NET ASSET VALUES, offering and redemption price per share..............           $1.19           $1.79              $1.72
                                                                                  =====           =====              =====

                                                                              Mid-Cap
                                                                           Equity Index       Bond            Short-Term
                                                                               Fund           Fund             Bond Fund
                                                                           ------------    -----------        ------------
ASSETS:
Investments at market value
   (Cost:
   Mid-Cap  Equity  Index  Fund -- $151,214,800
   Bond  Fund -- $343,196,920
   Short-Term Bond Fund -- $31,932,496)
   (Notes 1 and 3).....................................................    $142,653,905    $342,123,179        $31,966,660
Cash ..................................................................           3,386           1,708            295,893
Interest and dividends receivable.....................................           70,399       3,033,666            128,460
Receivable for securities sold.........................................         436,390              --             32,038
Receivable for daily variation margin on futures contracts.............              --              --                 --
                                                                            -----------    ------------        -----------
TOTAL ASSETS...........................................................     143,164,080     345,158,553         32,423,051
                                                                            -----------    ------------        -----------
LIABILITIES:
Payable for securities purchased.......................................       5,360,561       4,836,556          1,043,378
Payable for daily variation margin on futures contracts................          36,612              --                 --
                                                                            -----------    ------------        -----------
TOTAL LIABILITIES......................................................       5,397,173       4,836,556          1,043,378
                                                                            -----------    ------------        -----------
NET ASSETS.............................................................    $137,766,907    $340,321,997        $31,379,673
                                                                           ============    ============        ===========
NUMBER OF SHARES OUTSTANDING (Note 4)..................................     126,792,106     251,073,027         29,721,847
                                                                           ============    ============        ===========
NET ASSET VALUES, offering and redemption price per share..............           $1.09           $1.36              $1.06
                                                                                  =====           =====              =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                 STATEMENT OF ASSETS AND LIABILITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                             Mid-Term       Composite      Aggressive Equity
                                                                             Bond Fund         Fund              Fund
                                                                            -----------    ------------    -----------------
ASSETS:
Investments at market value
   (Cost:
   Mid-Term Bond Fund -- $89,998,858
   Composite Fund -- $229,028,012
   Aggressive Equity Fund -- $258,964,649)
   (Notes 1 and 3).....................................................     $93,147,079    $233,651,336       $291,048,923
Cash...................................................................              27           5,352              1,694
Interest and dividends receivable......................................       1,194,837       1,160,986             65,707
Receivable for securities sold.........................................              --              --            612,986
                                                                            -----------    ------------       ------------
TOTAL ASSETS...........................................................      94,341,943     234,817,674        291,729,310
LIABILITIES:
Payable for securities purchased.......................................         265,410       1,283,633         25,174,758
                                                                            -----------    ------------       ------------
NET ASSETS.............................................................     $94,076,533    $233,534,041       $266,554,552
                                                                            ===========    ============       ============
NUMBER OF SHARES OUTSTANDING (Note 4)..................................      93,224,486     180,467,046        193,958,988
                                                                            ===========    ============       ============
NET ASSET VALUES, offering and redemption price per share..............           $1.01           $1.29              $1.37
                                                                                  =====           =====              =====

                                                                           Conservative      Moderate          Aggressive
                                                                            Allocation      Allocation         Allocation
                                                                               Fund            Fund               Fund
                                                                           ------------    ------------       ------------
ASSETS:
Investments at market value
   (Cost:
   Conservative Allocation Fund -- $1,275,407
   Moderate Allocation Fund -- $2,710,226
   Aggressive Allocation Fund -- $1,982,792)
   (Notes 1 and 3).....................................................      $1,270,504      $2,688,645         $1,967,428
Cash...................................................................              --              --                 --
Interest and dividends receivable......................................              --              --                 --
Receivable for securities sold.........................................              --              --                 --
                                                                             ----------      ----------         ----------
TOTAL ASSETS...........................................................       1,270,504       2,688,645          1,967,428
LIABILITIES:
Payable for securities purchased.......................................              --              --                 --
                                                                             ----------      ----------         ----------
NET ASSETS.............................................................      $1,270,504      $2,688,645         $1,967,428
                                                                             ==========      ==========         ==========
NUMBER OF SHARES OUTSTANDING (Note 4)..................................       1,250,644       2,598,975          1,868,318
                                                                             ==========      ==========         ==========
NET ASSET VALUES, offering and redemption price per share..............           $1.02           $1.03              $1.05
                                                                                  =====           =====              =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                                 Mid-Cap
                                               Money Market    All America    Equity Index     Equity Index       Bond
                                                   Fund           Fund            Fund            Fund            Fund
                                               ------------    -----------    ------------     ------------    -----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends..............................       $     --      $ 2,638,964    $ 3,636,060      $   662,837     $        --
   Interest...............................        569,702          112,623         76,435           47,329      10,880,636
                                                 --------     ------------    -----------      -----------     -----------
Total income..............................        569,702        2,751,587      3,712,495          710,166      10,880,636
                                                 --------     ------------    -----------      -----------     -----------
Expenses:
   Investment advisory fees (Note 2)......        114,897        1,024,104        262,256           73,027         902,677
   Accounting and recordkeeping
     expenses.............................         16,926           71,088         67,703           20,311          79,062
   Shareholders reports...................         14,471           60,780         57,886           17,366          52,097
   Custodian expenses.....................          6,468           36,302         19,797            9,541           5,897
   Directors' (independent) fees and
     expenses.............................          6,163            6,163          6,163            6,163           6,163
   Audit..................................          3,138           13,178         12,550            3,765          11,295
   Legal and other........................          4,853           26,786         29,416            9,424          17,474
                                                 --------     ------------    -----------      -----------     -----------
Total expenses before reimbursement.......        166,916        1,238,401        455,771          139,597       1,074,665
Expense reimbursement.....................        (52,019)        (214,297)      (193,515)         (66,570)       (171,988)
                                                 --------     ------------    -----------      -----------     -----------
   Net Expenses...........................        114,897        1,024,104        262,256           73,027         902,677
                                                 --------     ------------    -----------      -----------     -----------
NET INVESTMENT INCOME.....................        454,805        1,727,483      3,450,239          637,139       9,977,959
                                                 --------     ------------    -----------      -----------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments
   and futures contracts:
   Net realized gain (loss) on
     investments..........................             35        5,315,599       (250,105)          (5,523)      1,700,225
   Net realized gain (loss) on futures
     contracts............................             --          992,359        976,448          827,936              --
                                                 --------     ------------    -----------      -----------     -----------
                                                       35        6,307,958        726,343          822,413       1,700,225
                                                 --------     ------------    -----------      -----------     -----------
Net unrealized appreciation (depreciation)
   of investments and futures contracts:
   Net unrealized appreciation
     (depreciation) of investments........            114       37,800,061     42,863,407       12,914,949       9,749,766
   Net unrealized appreciation
     (depreciation) of futures contracts..             --          (48,950)      (230,950)        (235,000)             --
                                                 --------     ------------    -----------      -----------     -----------
                                                      114       37,751,111     42,632,456       12,679,949       9,749,766
                                                 --------     ------------    -----------      -----------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS......................            149       44,059,069     43,358,799       13,502,362      11,449,991
                                                 --------     ------------    -----------      -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.............        $454,954      $45,786,552    $46,809,038      $14,139,501     $21,427,950
                                                 ========      ===========    ===========      ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF OPERATIONS (Continued)
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                                                Aggressive
                                                           Short-Term         Mid-Term        Composite           Equity
                                                           Bond Fund          Bond Fund         Fund               Fund
                                                           ----------         ----------     -----------       -----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends.........................................      $      --         $       --      $   687,119       $   428,123
   Interest..........................................        708,136          1,760,824        3,039,608           125,671
                                                           ---------         ----------      -----------       -----------
Total income.........................................        708,136          1,760,824        3,726,727           553,794
                                                           ---------         ----------      -----------       -----------
Expenses:
   Investment advisory fees (Note 2).................         96,310            229,066          561,611           997,740
   Accounting and recordkeeping expenses.............         25,525             26,928           52,866            40,622
   Shareholders reports..............................          5,789             14,471           31,837            34,731
   Custodian expenses................................          7,928              3,782           24,844            15,441
   Directors' (independent) fees and expenses........          6,163              6,163            6,163             6,163
   Audit.............................................          1,255              3,138            6,903             7,530
   Legal and other...................................          1,941              4,854           10,678            11,649
                                                           ---------         ----------      -----------       -----------
Total expenses before reimbursement..................        144,911            288,402          694,902         1,113,876
Expense reimbursement................................        (48,601)           (59,336)        (133,291)         (116,136)
                                                           ---------         ----------      -----------       -----------
   Net Expenses......................................         96,310            229,066          561,611           997,740
                                                           ---------         ----------      -----------       -----------
NET INVESTMENT INCOME  (LOSS)........................        611,826          1,531,758        3,165,116          (443,946)
                                                           ---------         ----------      -----------       -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments..............       (113,921)            48,305         (613,675)       (7,208,937)
Net unrealized appreciation (depreciation)
   of investments....................................       (253,620)         1,500,653       11,130,116        32,419,829
                                                           ---------         ----------      -----------       -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS.............................       (367,541)         1,548,958       10,516,441        25,210,892
                                                           ---------         ----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.........................      $ 244,285         $3,080,716      $13,681,557       $24,766,946
                                                           =========         ==========      ===========       ===========

                                                                           Conservative       Moderate        Aggressive
                                                                            Allocation       Allocation       Allocation
                                                                           ------------      ----------       ----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends...........................................................      $      --        $     --          $     --
   Interest............................................................             --              --                --
                                                                             ---------        --------          --------
Total income...........................................................             --              --                --
                                                                             ---------        --------          --------
Expenses:
   Investment advisory fees (Note 2)...................................             --              --                --
   Other operating expenses............................................             --              --                --
                                                                             ---------        --------          --------
Total expenses before reimbursement....................................             --              --                --
Expense reimbursement..................................................             --              --                --
                                                                             ---------        --------          --------
   Net Expenses........................................................             --              --                --
                                                                             ---------        --------          --------
NET INVESTMENT INCOME  (LOSS)..........................................             --              --                --
                                                                             ---------        --------          --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):.....................................
Net realized gain (loss) on investments................................          4,796           9,497            11,008
Net unrealized appreciation (depreciation) of investments..............         (4,903)        (21,581)          (15,364)
                                                                             ---------        --------          --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS...............................................           (107)        (12,084)           (4,356)
                                                                             ---------        --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...........................................      $    (107)       $(12,084)         $ (4,356)
                                                                             =========        ========          ========

----------
(1)   For the Period May 20, 2003 (Commencement of Operations) to June 30, 2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                 Money Market Fund             All America Fund              Equity Index Fund
                                           ----------------------------  -----------------------------  ----------------------------
                                            For the Six     For the       For the Six      For the       For the Six     For the
                                           Months Ended    Year Ended    Months Ended     Year Ended    Months Ended    Year Ended
                                           June 30, 2003  December  31,  June 30, 2003   December  31,  June 30, 2003  December  31,
                                            (Unaudited)       2002        (Unaudited)        2002        (Unaudited)       2002
                                           -------------  -------------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..................  $   454,805     $ 1,387,838   $  1,727,483   $   4,035,453  $  3,450,239   $  6,314,961
  Net realized gain (loss) on investments
    and futures contracts ................           35            (295)     6,307,958     (10,986,244)      726,343    (10,721,028)
  Unrealized appreciation (depreciation)
    of investments and
    futures contracts ....................          114            (182)    37,751,111    (118,968,696)   42,632,456   (106,320,254)
                                            -----------     -----------   ------------   -------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............      454,954       1,387,361     45,786,552    (125,919,487)   46,809,038   (110,726,321)
                                            -----------     -----------   ------------   -------------  ------------   ------------
DIVIDEND DISTRIBUTIONS (Note 5) ..........           --      (1,424,275)            --      (4,171,220)           --     (6,935,147)
                                            -----------     -----------   ------------   -------------  ------------   ------------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares .......   39,931,752     111,407,357     41,045,467      99,421,733   162,942,146    217,527,425
  Dividends reinvested ...................           --       1,424,275             --       4,171,220            --      6,935,147
  Cost of shares redeemed ................  (47,920,641)   (114,053,883)   (78,087,563)   (156,254,491)  (94,637,297)  (180,808,800)
                                            -----------     -----------   ------------   -------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ........   (7,988,889)     (1,222,251)   (37,042,096)     52,661,538    68,304,849     43,653,772
                                            -----------     -----------   ------------   -------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS ........   (7,533,935)     (1,259,165)     8,744,456    (182,752,245)  115,113,887    (74,007,696)
NET ASSETS, BEGINNING OF PERIOD/YEAR .....   93,209,865      94,469,030    420,798,546     603,550,791   390,398,155    464,405,851
                                            -----------     -----------   ------------   -------------  ------------   ------------
NET ASSETS, END OF PERIOD/YEAR ...........  $85,675,930     $93,209,865   $429,543,002   $ 420,798,546  $505,512,042   $390,398,155
                                            ===========     ===========   ============   =============  ============   ============
COMPONENTS OF NET ASSETS:
  Paid-in capital ........................  $85,183,656     $93,172,545   $404,863,594   $ 441,905,690  $542,507,450   $474,202,601
  Accumulated undistributed net investment
    income (loss) ........................      506,869          52,064        810,296        (917,187)    3,637,600        187,361
  Accumulated undistributed net realized
    gain (loss) on investments and
    futures contracts ....................      (14,595)        (14,630)   (26,224,996)    (32,532,955)  (11,926,126)   (12,652,468)
  Unrealized appreciation (depreciation)
    of investments and futures contracts .           --            (114)    50,094,108      12,342,998   (28,706,882)   (71,339,339)
                                            -----------     -----------   ------------   -------------  ------------   ------------
NET ASSETS, END OF PERIOD/YEAR ...........  $85,675,930     $93,209,865   $429,543,002    $420,798,546  $505,512,042   $390,398,155
                                            ===========     ===========   ============    ============  ============   ============

                                                  Mid-Cap                                                   Short-Term
                                             Equity Index Fund                 Bond Fund                     Bond Fund
                                           ---------------------------  -----------------------------  -----------------------------
                                            For the Six     For the       For the Six      For the       For the Six     For the
                                           Months Ended    Year Ended    Months Ended     Year Ended    Months Ended    Year Ended
                                           June 30, 2003  December  31,  June 30, 2003   December  31,  June 30, 2003  December  31,
                                            (Unaudited)       2002        (Unaudited)        2002        (Unaudited)       2002
                                           -------------  -------------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income...................  $    637,139   $  1,286,550   $  9,977,959    $ 26,944,781   $   611,826    $ 1,030,568
  Net realized gain (loss) on investments
    and  futures contracts................       822,413     (3,792,624)     1,700,225      (7,612,362)     (113,921)         1,123
  Unrealized appreciation (depreciation)
    of investments and futures contracts..    12,679,949    (22,334,281)     9,749,766       8,606,711      (253,620)        42,798
                                            ------------   ------------   ------------    ------------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............    14,139,501    (24,840,355)    21,427,950      27,939,130       244,285      1,074,489
                                            ------------   ------------   ------------    ------------   -----------    -----------
DIVIDEND DISTRIBUTIONS (Note 5)...........            --     (2,235,481)            --     (35,334,711)           --     (1,025,375)
                                            ------------   ------------   ------------    ------------   -----------    -----------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares........    49,274,058    188,970,851     24,242,257      64,814,871    10,694,173     25,227,864
  Dividends reinvested....................            --      2,235,481             --      35,334,711            --      1,025,375
  Cost of shares redeemed.................   (39,997,693)  (162,199,591)  (142,112,218)    (60,288,050)  (17,428,890)    (4,893,304)
                                            ------------   ------------   ------------    ------------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS.........     9,276,365     29,006,741   (117,869,961)     39,861,532    (6,734,717)    21,359,935
                                            ------------   ------------   ------------    ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS.........    23,415,866      1,930,905    (96,442,011)     32,465,951    (6,490,432)    21,409,049
NET ASSETS, BEGINNING OF PERIOD/YEAR......   114,351,041    112,420,136    436,764,008     404,298,057    37,870,105     16,461,056
                                            ------------   ------------   ------------    ------------   -----------    -----------
NET ASSETS, END OF PERIOD/YEAR............  $137,766,907   $114,351,041   $340,321,997    $436,764,008   $31,379,673    $37,870,105
                                            ============   ============   ============    ============   ===========    ===========

COMPONENTS OF NET ASSETS:
  Paid-in capital.........................  $150,617,771   $141,341,406   $342,655,657    $460,525,619   $30,896,703    $37,631,420
  Accumulated undistributed net
         investment income (loss).........     1,923,689      1,286,550     10,529,809         551,850       636,176         24,350
   Accumulated undistributed net realized
    gain (loss) on investments and
    futures contracts.....................    (5,981,658)    (6,804,071)   (11,789,728)    (13,489,954)     (187,370)       (73,449)
   Unrealized appreciation (depreciation)
    of investments and futures contracts..    (8,792,895)   (21,472,844)    (1,073,741)    (10,823,507)       34,164        287,784
                                            ------------   ------------   ------------    ------------   -----------    -----------
NET ASSETS, END OF PERIOD/YEAR............  $137,766,907   $114,351,041   $340,321,997    $436,764,008   $31,379,673    $37,870,105
                                            ============   ============   ============    ============   ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                    Mid-Term
                                                    Bond Fund                  Composite Fund             Aggressive Equity Fund
                                          ---------------------------  -----------------------------  -----------------------------
                                           For the Six     For the       For the Six      For the       For the Six     For the
                                          Months Ended    Year Ended    Months Ended     Year Ended    Months Ended    Year Ended
                                          June 30, 2003  December  31,  June 30, 2003   December  31,  June 30, 2003  December  31,
                                           (Unaudited)       2002        (Unaudited)        2002        (Unaudited)       2002
                                          -------------  -------------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)............  $ 1,531,758    $ 2,222,328   $  3,165,116    $  8,361,481   $   (443,946)  $   (357,744)
  Net realized gain (loss) on
  investments.............................       48,305      1,272,856       (613,675)    (20,107,603)    (7,208,937)   (43,255,000)
  Unrealized appreciation (depreciation)
   of investments ........................    1,500,653      1,603,019     11,130,116      (7,739,623)    32,419,829    (18,428,678)
                                            -----------    -----------   ------------    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..............    3,080,716      5,098,203     13,681,557     (19,485,745)    24,766,946    (62,041,422)
                                            -----------    -----------   ------------    ------------   ------------   ------------
DIVIDEND DISTRIBUTIONS (Note 5)...........           --     (2,205,615)            --      (8,256,558)            --            --
                                            -----------    -----------   ------------    ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares........   17,057,403     71,737,909      3,316,622       6,680,632     21,821,940    130,661,614
  Dividends reinvested....................           --      2,205,615             --       8,256,558             --             --
  Cost of shares redeemed.................  (13,671,552)   (33,349,984)    (8,493,784)    (34,254,770)   (17,800,125)  (125,471,772)
                                            -----------    -----------   ------------    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS.........    3,385,851     40,593,540     (5,177,162)    (19,317,580)     4,021,815      5,189,842
                                            -----------    -----------   ------------    ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS.........    6,466,567     43,486,128      8,504,395     (47,059,883)    28,788,761    (56,851,580)
NET ASSETS, BEGINNING OF PERIOD/YEAR......   87,609,966     44,123,838    225,029,646     272,089,529    237,765,791    294,617,371
                                            -----------    -----------   ------------    ------------   ------------   ------------
NET ASSETS, END OF PERIOD/YEAR............  $94,076,533    $87,609,966   $233,534,041    $225,029,646   $266,554,552   $237,765,791
                                            ===========    ===========   ============    ============   ============   ============
COMPONENTS OF NET ASSETS:
  Paid-in capital.........................  $89,240,393    $85,854,542   $294,248,208    $299,425,370   $309,953,982   $305,932,167
  Accumulated undistributed net
    investment income (loss)..............    1,561,758         30,000      7,715,916       4,550,800       (443,946)            --
   Accumulated undistributed net
    realized gain (loss) on investments...      126,161         77,856    (73,053,407)    (72,439,732)   (75,039,760)   (67,830,821)
   Unrealized appreciation
    (depreciation) of investments.........    3,148,221      1,647,568      4,623,324      (6,506,792)    32,084,276       (335,555)
                                            -----------    -----------   ------------    ------------   ------------   ------------
NET ASSETS, END OF PERIOD/YEAR............  $94,076,533    $87,609,966   $233,534,041    $225,029,646   $266,554,552   $237,765,791
                                            ===========    ===========   ============    ============   ============   ============

                                                    Conservative                    Moderate                     Aggressive
                                                   Allocation Fund               Allocation Fund               Allocation Fund
                                            ----------------------------  ----------------------------  ----------------------------
                                             For the Period May 20, 2003   For the Period May 20, 2003   For the Period May 20, 2003
                                            (Commencement of Operations)  (Commencement of Operations)  (Commencement of Operations)
                                                  to June 30, 2003              to June 30, 2003              to June 30, 2003
                                                     (Unaudited)                   (Unaudited)                   (Unaudited)
                                            ----------------------------  ----------------------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............      $       --                   $       --                       $       --
   Net realized gain (loss) on
     investments .............................           4,796                        9,497                           11,008
   Unrealized appreciation (depreciation)
     of investments ..........................          (4,903)                     (21,581)                         (15,364)
                                                    ----------                   ----------                       ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING  FROM OPERATIONS .................            (107)                     (12,084)                          (4,356)
                                                    ----------                   ----------                       ----------
DIVIDEND DISTRIBUTIONS (Note 5) ..............              --                           --                               --
                                                    ----------                   ----------                       ----------
CAPITAL SHARE TRANSACTIONS (Note 4):
   Net proceeds from sale of shares ..........       1,646,590                    3,104,832                        2,215,519
   Dividends reinvested ......................              --                           --                               --
   Cost of shares redeemed ...................        (375,979)                    (404,104)                        (243,735)
                                                    ----------                   ----------                       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS ...........       1,270,611                    2,700,728                        1,971,784
                                                    ----------                   ----------                       ----------
INCREASE (DECREASE) IN NET ASSETS ............       1,270,504                    2,688,645                        1,967,428
NET ASSETS, BEGINNING OF PERIOD ..............              --                           --                               --
                                                    ----------                   ----------                       ----------
NET ASSETS, END OF PERIOD ....................      $1,270,504                   $2,688,645                       $1,967,428
                                                    ==========                   ==========                       ==========
COMPONENTS OF NET ASSETS:
   Paid-in capital ...........................      $1,270,611                   $2,700,729                       $1,971,784
   Accumulated undistributed net
     investment income (loss) ................              --                           --                               --
    Accumulated undistributed net realized
     gain (loss) on investments ..............           4,796                        9,497                           11,008
    Unrealized appreciation (depreciation)
     of investments ..........................          (4,903)                     (21,581)                         (15,364)
                                                    ----------                   ----------                       ----------
NET ASSETS, END OF PERIOD ....................      $1,270,504                   $2,688,645                       $1,967,428
                                                    ==========                   ==========                       ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding throughout each of the previous five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to the Funds are presented below.

                                                                                      Money Market Fund
                                                                  ---------------------------------------------------------
                                                                    Six Months
                                                                       Ended             Years Ended December 31,
                                                                  June 30, 2003   -----------------------------------------
                                                                   (Unaudited)    2002     2001      2000     1999     1998
                                                                  -------------   ----     ----      ----     ----     ----
Net Asset Value, Beginning of Period/Year ...................         $1.19     $ 1.19    $ 1.20    $ 1.19   $ 1.18   $ 1.18
                                                                      -----     ------    ------    ------   ------   ------
Income From Investment Operations:
  Net Investment Income .....................................            --       0.02      0.07      0.07     0.06     0.06

  Net Gains or (Losses) on Securities realized and
    unrealized ..............................................            --         --     (0.01)       --       --       --
                                                                      -----     ------    ------    ------   ------   ------
Total From Investment Operations ............................            --       0.02      0.06      0.07     0.06     0.06
                                                                      -----     ------    ------    ------   ------   ------
Less: Dividend Distributions:
  From Net Investment Income ................................            --      (0.02)    (0.07)    (0.06)   (0.05)   (0.06)
                                                                      -----     ------    ------    ------   ------   ------
Total Distributions .........................................            --      (0.02)    (0.07)    (0.06)   (0.05)   (0.06)
                                                                      -----     ------    ------    ------   ------   ------
Net Asset Value, End of Period/Year .........................         $1.19     $ 1.19    $ 1.19    $ 1.20   $ 1.19   $ 1.18
                                                                      =====     ======    ======    ======   ======   ======
Total Return (%)(c) .........................................           0.5(e)     1.5       3.9       6.2      5.1      5.4

Net Assets, End of Period/Year ($ millions) .................            86         93        94       141       74       81

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(d) ......................................          0.25(a)    0.25      0.25      0.25     0.25     0.25

Ratio of Net Investment Income to Average Net Assets (%) ....          0.99(a)    1.48      4.12      6.17     4.93     5.26

Portfolio Turnover Rate(b) ..................................          N/A        N/A       N/A       N/A      N/A      N/A

----------
(a)   Annuallized.
(b)   Portfolio turnover rate excludes all short-term securities.
(c) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(d) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002 and for the six-months ended June 30, 2003, the annualized expense ratio before the Adviser's expense reimbursement to the Fund is .33% and .36%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.
(e)   Not annualized.
N/A=Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                      All America Fund
                                                                --------------------------------------------------------------
                                                                  Six Months
                                                                    Ended                 Years Ended December 31,
                                                                June 30, 2003   ----------------------------------------------
                                                                 (Unaudited)     2002      2001     2000      1999       1998
                                                                -------------    ----      ----     ----      ----       ----
Net Asset Value, Beginning of Period/Year ......................   $ 1.60       $ 2.09    $ 2.54   $ 3.37    $ 2.90      $2.71
                                                                   ------       ------    ------   ------    ------      -----
Income From Investment Operations:
  Net Investment Income ........................................       --         0.03      0.02     0.03      0.02       0.03

  Net Gains or (Losses) on Securities realized and
    unrealized .................................................     0.19        (0.50)    (0.46)   (0.19)     0.72       0.54
                                                                   ------       ------    ------   ------    ------      -----
Total From Investment Operations ...............................     0.19        (0.47)    (0.44)   (0.16)     0.74       0.57
                                                                   ------       ------    ------   ------    ------      -----
Less Dividend Distributions:
  From Net Investment Income ...................................       --        (0.02)    (0.01)   (0.02)    (0.03)     (0.03)

  From Capital Gains ...........................................       --           --        --    (0.65)    (0.24)     (0.35)
                                                                   ------       ------    ------   ------    ------      -----
Total Distributions ............................................       --        (0.02)    (0.01)   (0.67)    (0.27)     (0.38)
                                                                   ------       ------    ------   ------    ------      -----
Net Asset Value, End of Period/Year ............................   $ 1.79       $ 1.60    $ 2.09 $   2.54    $ 3.37 $     2.90
                                                                   ======       ======    ====== ========    ====== ==========
Total Return (%)(b) ............................................     11.8(e)     -22.4     -17.4     -5.0      25.8       21.3

Net Assets, End of Period/Year ($ millions) ....................      429          421       604      771       886        732

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) .........................................     0.50(d)      0.50      0.50     0.50      0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%) .......     0.84(d)      0.80      0.70     0.64      0.73       0.84

Portfolio Turnover Rate (%)(a) .................................    42.39(e)     85.27     75.93    90.00     30.03      40.47

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002 and for the six-months ended June 30, 2003, the annualized expense ratio before the Adviser's expense reimbursement to the Fund is .58% and .61%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund. The accompanying notes are an integral part of these financial statements.
(d)   Annualized.
(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                    Equity Index Fund
                                              -------------------------------------------------------------
                                              Six Months
                                                Ended
                                               June 30,                   Years Ended December 31,
                                                 2003          --------------------------------------------
                                             (Unaudited)       2002      2001      2000      1999      1998
                                             -----------       ----      ----      ----      ----      ----
Net Asset Value, Beginning of
  Period/Year ..........................        $1.54        $ 2.02    $ 2.37    $ 2.88    $ 2.45    $ 2.08
                                                -----        ------    ------    ------    ------    ------

Income From Investment Operations:
  Net Investment Income ................         0.01          0.03      0.03      0.06      0.03      0.03
                                                -----        ------    ------    ------    ------    ------

  Net Gains or (Losses) on Securities
    realized and unrealized ............         0.17         (0.48)    (0.31)    (0.32)     0.48      0.54
                                                -----        ------    ------    ------    ------    ------

Total From Investment Operations .......         0.18         (0.45)    (0.28)    (0.26)     0.51      0.57
                                                -----        ------    ------    ------    ------    ------

Less Dividend Distributions:
  From Net Investment Income ...........           --         (0.03)    (0.03)    (0.03)    (0.03)    (0.03)

  From Capital Gains ...................           --            --    (0. 04)    (0.22)    (0.05)    (0.19)
                                                -----        ------    ------    ------    ------    ------

Total Distributions ....................           --         (0.03)    (0.07)    (0.25)    (0.08)    (0.20)
                                                =====        ======    ======    ======    ======    ======

Net Asset Value, End of Period/Year ....        $1.72        $ 1.54    $ 2.02    $ 2.37    $ 2.88    $ 2.45
                                                =====        ======    ======    ======    ======    ======

Total Return (%)(e) ....................         11.5(b)      -22.1     -12.2      -9.0      20.6      28.6

Net Assets, End of Period/Year
  ($ millions) .........................          505           390       464       499       583       411

Ratio of Expenses to Average Net Assets
  after Expense Reimbursement (%)(f) ...         0.13(a)       0.13      0.13      0.13      0.13      0.13

Ratio of Net Investment Income to
  Average Net Assets (%) ...............         1.65(a)       1.49      1.24      1.09      1.34      1.57

Portfolio Turnover Rate (%)(d) .........         0.65(b)       7.36     10.06     10.78      6.89     11.68

                                                             Mid-Cap Equity Index Fund
                                              -----------------------------------------------------
                                              Six Months
                                                Ended
                                               June 30,             Years Ended December 31,
                                                 2003        -------------------------------------
                                             (Unaudited)      2002      2001      2000     1999(c)
                                             -----------     ------    ------    ------    -------
Net Asset Value, Beginning of
  Period/Year.......................            $0.97        $ 1.16    $ 1.21    $ 1.11     $ 1.00
                                                -----        ------    ------    ------     ------

Income From Investment Operations:
  Net Investment Income.............               --          0.01      0.01      0.02       0.01
                                                -----        ------    ------    ------     ------

  Net Gains or (Losses) on Securities
    realized and unrealized.........             0.12         (0.18)    (0.03)     0.17       0.11
                                                -----        ------    ------    ------     ------

Total From Investment Operations....             0.12         (0.17)    (0.02)     0.19       0.12
                                                -----        ------    ------    ------     ------

Less Dividend Distributions:
  From Net Investment Income........               --            --     (0.01)    (0.01)     (0.01)

  From Capital Gains................               --         (0.02)    (0.02)    (0.08)        --
                                                -----        ------    ------    ------     ------

Total Distributions.................               --         (0.02)    (0.03)    (0.09)     (0.01)
                                                =====        ======    ======    ======     ======

Net Asset Value, End of Period/Year.            $1.09        $ 0.97    $ 1.16    $ 1.21     $ 1.11
                                                =====        ======    ======    ======     ======

Total Return (%)(e).................            12.3(b)       -15.2      -1.1      16.7       11.8(b)

Net Assets, End of Period/Year
  ($ millions)......................              138           114       112        95         34

Ratio of Expenses to Average Net Assets
  after Expense Reimbursement (%)(f)            0.13(a)        0.13      0.13      0.13       0.13(a)

Ratio of Net Investment Income to
  Average Net Assets (%)............            1.09(a)        1.00      1.13      1.65       1.70(a)

Portfolio Turnover Rate (%)(d)......            4.23(b)       28.11     34.78     50.10      31.67(b)

----------
(a)   Annualized.
(b)   Not annualized.
(c)   Commenced operations May 3, 1999.
(d)   Portfolio turnover rate excludes all short-term securities.
(e) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(f) Expense ratios as presented are limited to each Fund's investment advisory fee. In 2002 and for the six-months ended June 30, 2003, the annualized expense ratio before the Adviser's expense reimbursement to the Equity Index Fund is .20% and .22%, respectively, and for the Mid-Cap Equity Index Fund is .25% and .24%, respectively. The Adviser has contractually agreed to limit each Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Funds.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                 Bond Fund
                                                                  ----------------------------------------------------------------
                                                                    Six Months
                                                                      Ended                     Years Ended December 31,
                                                                  June 30, 2003     ----------------------------------------------
                                                                   (Unaudited)       2002      2001      2000      1999      1998
                                                                  -------------     ------    ------    ------    ------    ------
Net Asset Value, Beginning of Period/Year ......................      $1.27         $ 1.30    $ 1.31    $ 1.30    $ 1.42    $ 1.43
                                                                      -----         ------    ------    ------    ------    ------

Income From Investment Operations:
  Net Investment Income ........................................       0.04           0.09      0.13      0.15      0.10      0.10

  Net Gains or (Losses) on Securities realized and unrealized ..       0.05          (0.01)    (0.01)    (0.04)    (0.12)       --
                                                                      -----         ------    ------    ------    ------    ------

Total From Investment Operations ...............................       0.09           0.08      0.12      0.11     (0.02)     0.10
                                                                      -----         ------    ------    ------    ------    ------

Less Dividend Distributions:
  From Net Investment Income ...................................         --          (0.08)    (0.13)    (0.10)    (0.10)    (0.10)

  From Capital Gains ...........................................         --          (0.03)       --        --        --     (0.01)
                                                                      -----         ------    ------    ------    ------    ------

Total Distributions ............................................         --          (0.11)    (0.13)    (0.10)    (0.10)    (0.11)
                                                                      -----         ------    ------    ------    ------    ------

Net Asset Value, End of Period/Year ............................      $1.36         $ 1.27    $ 1.30    $ 1.31    $ 1.30    $ 1.42
                                                                      =====         ======    ======    ======    ======    ======

Total Return (%)(b) ............................................        6.4(e)         6.8       8.7       8.9      -1.9       7.2

Net Assets, End of Period/Year ($ millions) ....................        340            437       404       513       466       465

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) .........................................       0.50(d)        0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to Average Net Assets (%) .......       5.53(d)        6.38      7.19      7.40      7.11      6.73

Portfolio Turnover Rate (%)(a) .................................      39.17(e)       76.91      9.25     18.42     29.32     21.60

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002 and for the six-months ended June 30, 2003, the annualized expense ratio before the Adviser's expense reimbursement to the Fund is .57% and .60%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.
(d)   Annualized.
(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                         Short-Term Bond Fund
                                                                  ----------------------------------------------------------------
                                                                    Six Months
                                                                      Ended                     Years Ended December 31,
                                                                  June 30, 2003     ----------------------------------------------
                                                                   (Unaudited)       2002      2001      2000      1999      1998
                                                                  -------------     ------    ------    ------    ------    ------
Net Asset Value, Beginning of Period/Year ......................      $ 1.05        $ 1.03    $ 1.01    $ 0.99    $ 1.03    $ 1.02
                                                                      ------        ------    ------    ------    ------    ------

Income From Investment Operations:
  Net Investment Income ........................................        0.02          0.03      0.06      0.09      0.09      0.05

  Net Gains or (Losses) on Securities realized
    and unrealized .............................................       (0.01)         0.02      0.02     (0.01)    (0.04)     0.01
                                                                      ------        ------    ------    ------    ------    ------

Total From Investment Operations ...............................        0.01          0.05      0.08      0.08      0.05      0.06
                                                                      ------        ------    ------    ------    ------    ------

Less Dividend Distributions:
  From Net Investment Income ...................................          --         (0.03)    (0.06)    (0.06)    (0.09)    (0.05)

  From Capital Gains ...........................................          --            --        --        --        --        --
                                                                      ------        ------    ------    ------    ------    ------

Total Distributions ............................................          --         (0.03)    (0.06)    (0.06)    (0.09)    (0.05)
                                                                      ------        ------    ------    ------    ------    ------

Net Asset Value, End of Period/Year ............................      $ 1.06        $ 1.05    $ 1.03    $ 1.01    $ 0.99    $ 1.03
                                                                      ======        ======    ======    ======    ======    ======

Total Return (%)(b) ............................................         0.6(e)        5.0       7.4       7.8       4.2       5.7

Net Assets, End of Period/Year ($ millions) ....................          31            38        16        12        12        22

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) .........................................        0.50(d)       0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to Average Net Assets (%) .......        3.17(d)       4.19      5.79      6.10      5.48      5.46

Portfolio Turnover Rate (%)(a) .................................       32.57(e)      38.75     60.13     45.01     44.68     91.35

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002 and for the six-months ended June 30, 2003, the annualized expense ratio before the Adviser's expense reimbursement to the Fund is .79% and .75%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.
(d)   Annualized.
(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                           Mid-Term Bond Fund
                                                                  ----------------------------------------------------------------
                                                                    Six Months
                                                                      Ended                     Years Ended December 31,
                                                                  June 30, 2003     ----------------------------------------------
                                                                   (Unaudited)       2002      2001      2000      1999      1998
                                                                  -------------     ------    ------    ------    ------    ------
Net Asset Value, Beginning of Period/Year ......................      $0.98         $ 0.91    $ 0.85    $ 0.87    $ 0.91    $ 0.90
                                                                      -----         ------    ------    ------    ------    ------

Income From Investment Operations:
  Net Investment Income ........................................       0.02           0.03      0.03      0.08      0.05      0.05

  Net Gains or (Losses) on Securities realized and unrealized ..       0.01           0.07      0.06     (0.05)    (0.04)     0.01
                                                                      -----         ------    ------    ------    ------    ------

Total From Investment Operations ...............................       0.03           0.10      0.09      0.03      0.01      0.06
                                                                      -----         ------    ------    ------    ------    ------

Less Dividend Distributions:
  From Net Investment Income ...................................         --          (0.03)    (0.03)    (0.05)    (0.05)    (0.05)

  From Capital Gains ...........................................         --             --        --        --        --        --
                                                                      -----         ------    ------    ------    ------    ------

Total Distributions ............................................         --          (0.03)    (0.03)    (0.05)    (0.05)    (0.05)
                                                                      -----         ------    ------    ------    ------    ------

Net Asset Value, End of Period/Year ............................      $1.01         $ 0.98    $ 0.91    $ 0.85    $ 0.87    $ 0.91
                                                                      =====         ======    ======    ======    ======    ======

Total Return (%)(b) ............................................        3.3(e)         9.7      10.4       4.8       1.4       6.4

Net Assets, End of Period/Year ($ millions) ....................         94             88        44        14        13        15

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) .........................................       0.50(d)        0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to Average Net Assets (%) .......       3.34(d)        4.11      5.16      6.26      5.75      5.76

Portfolio Turnover Rate (%)(a) .................................      10.94(e)      106.79      6.38     10.57     10.28     23.09

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002 and for the six-months ended June 30, 2003, the annualized expense ratio before the Adviser's expense reimbursement to the Fund is .62% and .63%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.
(d)   Annualized.
(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                            Composite Fund
                                                                  ----------------------------------------------------------------
                                                                    Six Months
                                                                      Ended                     Years Ended December 31,
                                                                  June 30, 2003     ----------------------------------------------
                                                                   (Unaudited)       2002      2001      2000      1999      1998
                                                                  -------------     ------    ------    ------    ------    ------
Net Asset Value, Beginning of Period/Year ........................     $1.22        $ 1.37    $ 1.60    $ 1.91    $ 1.78    $ 1.62
                                                                       -----        ------    ------    ------    ------    ------

Income From Investment Operations:
  Net Investment Income ..........................................      0.02          0.02      0.06      0.10      0.06      0.07

  Net Gains or (Losses) on Securities realized
    and unrealized ...............................................      0.05         (0.13)    (0.23)    (0.11)     0.21      0.17
                                                                       -----        ------    ------    ------    ------    ------

Total From Investment Operations .................................      0.07         (0.11)    (0.17)    (0.01)     0.27      0.24
                                                                       -----        ------    ------    ------    ------    ------

Less Dividend Distributions:
  From Net Investment Income .....................................        --         (0.02)    (0.04)    (0.07)    (0.06)    (0.07)

  From Capital Gains .............................................        --         (0.02)    (0.02)    (0.23)    (0.08)    (0.01)
                                                                       -----        ------    ------    ------    ------    ------

Total Distributions ..............................................        --         (0.04)    (0.06)    (0.30)    (0.14)    (0.08)
                                                                       -----        ------    ------    ------    ------    ------

Net Asset Value, End of Period/Year ..............................     $1.29        $ 1.22    $ 1.37    $ 1.60    $ 1.91    $ 1.78
                                                                       =====        ======    ======    ======    ======    ======

Total Return (%)(b) ..............................................       6.2(e)       -7.5       -11      -0.5      15.2      14.5

Net Assets, End of Period/Year ($ millions) ......................       234           225       272       341       364       336

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) ...........................................      0.50(d)       0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to Average Net Assets (%) .........      2.82(d)       3.37      3.64      3.36      3.23      3.68

Portfolio Turnover Rate (%)(a) ...................................    117.04(e)     204.99    248.42    161.01     99.41     73.85

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002 and for the six-months ended June 30, 2003, the annualized expense ratio before the Adviser's expense reimbursement to the Fund is .58% and .62%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.
(d)   Annualized.
(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                        Aggressive Equity Fund
                                                                  ----------------------------------------------------------------
                                                                    Six Months
                                                                      Ended                     Years Ended December 31,
                                                                  June 30, 2003     ----------------------------------------------
                                                                   (Unaudited)       2002      2001      2000      1999      1998
                                                                  -------------     ------    ------    ------    ------    ------
Net Asset Value, Beginning of Period/Year ......................       $1.24        $ 1.56    $ 1.76    $ 2.16     $1.51    $ 1.61
                                                                       -----        ------    ------    ------     -----    ------

Income From Investment Operations:
  Net Investment Income ........................................          --            --        --      0.01        --        --

  Net Gains or (Losses) on Securities realized and unrealized ..        0.13         (0.32)    (0.19)    (0.04)     0.65     (0.09)
                                                                       -----        ------    ------    ------     -----    ------

Total From Investment Operations ...............................        0.13         (0.32)    (0.19)    (0.03)     0.65     (0.09)
                                                                       -----        ------    ------    ------     -----    ------

Less Dividend Distributions:
  From Net Investment Income ...................................          --            --     (0.01)    (0.01)       --        --

  From Capital Gains ...........................................          --            --        --     (0.36)       --     (0.01)
                                                                       -----        ------    ------    ------     -----    ------

Total Distributions ............................................          --            --     (0.01)    (0.37)       --     (0.01)
                                                                       -----        ------    ------    ------     -----    ------

Net Asset Value, End of Period/Year ............................       $1.37        $ 1.24    $ 1.56    $ 1.76     $2.16    $ 1.51
                                                                       =====        ======    ======    ======     =====    ======

Total Return (%)(b) ............................................        10.6(e)      -20.5     -10.6      -1.2      43.3      -5.1

Net Assets, End of Period/Year ($ millions) ....................         267           238       295       309       278       205

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) .........................................        0.85(d)       0.85      0.85      0.85      0.85      0.85

Ratio of Net Investment Income to Average Net Assets (%) .......       -0.38(d)      -0.13      0.18      0.61      0.01      0.18

Portfolio Turnover Rate (%)(a) .................................      121.46(e)     204.53    221.49    162.44    134.62    144.05

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002 and for the six-months ended June 30, 2003, the annualized expense ratio before the Adviser's expense reimbursement to the Fund is .92% and .95%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.
(d)   Annualized.
(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                           Conservative          Moderate           Aggressive
                                                                          Allocation Fund     Allocation Fund     Allocation Fund
                                                                          ----------------    ----------------    ----------------
                                                                             Six Months          Six Months          Six Months
                                                                               Ended               Ended               Ended
                                                                          June 30, 2003(b)    June 30, 2003(b)    June 30, 2003(b)
                                                                            (Unaudited)         (Unaudited)         (Unaudited)
                                                                          ----------------    ----------------    ----------------

Net Asset Value, Beginning of Period.................................          $1.00               $1.00               $1.00
                                                                               -----               -----               -----

Income From Investment Operations:
  Net Investment Income..............................................             --                  --                  --

  Net Gains or (Losses) on Securities realized and unrealized........           0.02                0.03                0.05
                                                                               -----               -----               -----

Total From Investment Operations.....................................           0.02                0.03                0.05
                                                                               -----               -----               -----

Less Dividend Distributions:
  From Net Investment Income.........................................             --                  --                  --

  From Capital Gains.................................................             --                  --                  --
                                                                               -----               -----               -----

Total Distributions..................................................             --                  --                  --
                                                                               -----               -----               -----

Net Asset Value, End of Period.......................................          $1.02               $1.03               $1.05
                                                                               =====               =====               =====

Total Return (%).....................................................            1.6(c)              3.4(c)              5.3(c)

Net Assets, End of Period ($ millions)...............................              1                   3                   2

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)..................................................              0%                  0%                  0%

Ratio of Net Investment Income to Average Net Assets (%).............              0%                  0%                  0%

Portfolio Turnover Rate (%)(a).......................................          59.19(c)            30.06(c)            24.78(c)

----------
(a)   Portfolio turnover rate excludes all short-term securities.
(b)   Commenced operations May 20, 2003.
(c)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently twelve Funds:
Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund; a Conservative Allocation, Moderate Allocation and Aggressive Allocation Fund (collectively "Allocation Funds"), each of which began operations on May 20, 2003.

      Investment Company shares are issued to Mutual of America Life, and on a limited basis, to The American Life Insurance Company of New York, for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which is in conformity with accounting principles generally accepted in the United States:

      Security Valuation -- Investment securities are valued as follows:

            Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

            The Allocation Funds value their investments in the underlying funds of the Investment Company at their respective net asset values.

            Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

            Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

      Investment Transactions -- Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

      Each of the Allocation Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect three different approaches to asset allocation based on risk tolerance.

      The Allocation Funds with these percentage allocations invest in the following underlying funds of the Investment Company:

      Conservative Allocation:   Equity Index (25%), Bond (30%),
                                 Mid-Term (30%), Short-Term (15%).

      Moderate Allocation:       Equity Index (35%), Mid-Cap (15%),
                                 Bond (30%), Mid-Term (20%).

      Aggressive Allocation:     Equity Index (45%), Mid-Cap (20%),
                                 Aggressive Equity (10%), Bond (25%).

      Investment   Income  --  Interest   income,   accretion  of  discount  and
amortization of premium are recorded on an accrual basis daily. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Distributions to Shareholders ("Dividends") -- Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income and to distribute net realized gains, if any, on an annual basis, in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      At June 30, 2003, certain funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, All America, Equity Index, Mid-Cap Equity Index, Bond, Composite and Aggressive Equity Funds generated post-October 2002, net capital losses of $687,784, $484,991, $154,005, $13,265,996, $1,181,022 and
$1,956,005 respectively, which, if unused, will expire on December 31, 2011.

                                                                                                 Mid-Cap
                                                   Money        All America    Equity Index    Equity Index     Bond
Expiring on December 31,                        Market Fund        Fund            Fund            Fund         Fund
-----------------------                         -----------    ------------    ------------    ------------    -------
2003........................................     $  2,032      $          0    $          0     $         0    $     0
2004........................................           81                 0               0               0          0
2005........................................        3,447                 0               0               0          0
2006........................................        2,238                 0               0               0          0
2007........................................        1,434                 0               0               0          0
2008........................................        5,103                 0               0               0          0
2009........................................            0        17,053,220               0               0          0
2010........................................          295        10,177,937      10,502,084       2,748,682          0
                                                 --------      ------------    ------------     -----------    -------
  Total.....................................     $ 14,630      $ 27,231,157    $ 10,502,084     $ 2,748,682    $     0
                                                 ========      ============    ============     ===========    =======

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

                                                Short-Term     Mid-Term                          Aggressive
Expiring on December 31                          Bond Fund     Bond Fund     Composite Fund      Equity Fund
-----------------------                         ----------     ---------     --------------     -------------
2003........................................      $     0      $       0     $           0      $          0
2004........................................            0              0                 0                 0
2005........................................            0              0                 0                 0
2006........................................            0              0                 0                 0
2007........................................       73,348              0                 0                 0
2008........................................          101              0                 0                 0
2009........................................            0              0        50,723,654        23,033,405
2010........................................            0              0        20,417,938        41,895,024
                                                 ---------     ---------      ------------      ------------
  Total.....................................     $ 73,449      $       0      $ 71,141,592      $ 64,928,429
                                                 =========     =========      ============      ============

2. EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund. The Advisor does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds, will indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest.

      Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      The Adviser contractually limits the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. This expense limitation remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate notice to terminate or modify its expense limitation policy.

3. PURCHASES AND SALES
      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2003 was as follows:

                                                                                                    Mid-Cap
                                                                 All America     Equity Index     Equity Index        Bond
                                                                    Fund             Fund             Fund            Fund
                                                                ------------     ------------     ------------     ------------
Cost of investment purchases................................    $167,521,526     $ 77,420,592     $ 11,278,401     $137,490,801
                                                                ============     ============     ============     ============
Proceeds from sales of investments..........................    $196,361,832     $  2,664,732     $  4,696,001     $254,185,039
                                                                ============     ============     ============     ============

                                                                 Short-Term        Mid-Term        Composite       Aggressive
                                                                  Bond Fund        Bond Fund         Fund          Equity Fund
                                                                ------------     ------------     ------------     ------------
Cost of investment purchases................................    $ 12,186,656     $ 15,567,418     $254,801,488     $265,294,835
                                                                ============     ============     ============     ============
Proceeds from sales of investments..........................    $ 18,785,946     $  9,832,379     $258,036,287     $265,028,847
                                                                ============     ============     ============     ============

                                                                Conservative       Moderate        Aggressive
                                                                 Allocation       Allocation       Allocation
                                                                    Fund             Fund             Fund
                                                                ------------     ------------     ------------
Cost of investment purchases................................    $  1,645,591     $  3,103,832     $  2,214,519
                                                                ============     ============     ============
Proceeds from sales of investments..........................    $    375,979     $    404,104     $    243,735
                                                                ============     ============     ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. PURCHASES AND SALES (CONTINUED)

      The cost of short-term security purchases for the Money Market Fund for the period was $856,226,791; net proceeds from sales and redemptions for the period were $866,831,068.

      The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2003, for each of the funds were as follows:

                                                                                   Mid-Cap
                                    Money        All America    Equity Index    Equity Index        Bond        Short-Term
                                 Market Fund        Fund            Fund            Fund            Fund         Bond Fund
                                 -----------    ------------    ------------    ------------    ------------    -----------
Unrealized Appreciation.....     $         0    $102,648,745    $ 52,489,917    $ 14,649,477    $ 15,975,474    $   215,673
Unrealized Depreciation.....               0     (54,774,039)    (82,631,243)    (26,933,275)    (17,049,215)      (181,509)
                                 -----------    ------------    ------------    ------------    ------------    -----------
  Net.......................     $         0    $ 47,874,706    $(30,141,326)   $(12,283,798)   $ (1,073,741)   $    34,164
                                 -----------    ------------    ------------    ------------    ------------    -----------
Cost of Investments.........     $84,672,741    $390,481,048    $550,088,710    $154,937,703    $343,196,920    $31,932,496
                                 ===========    ============    ============    ============    ============    ===========

                                   Mid-Term       Composite      Aggressive     Conservative      Moderate      Aggressive
                                   Bond Fund        Fund         Equity Fund     Allocation      Allocation     Allocation
                                 -----------    ------------    ------------    ------------    ------------    -----------
Unrealized Appreciation.....     $ 3,172,749    $  8,999,254    $ 34,511,758     $        0     $        0      $        0
Unrealized Depreciation.....         (24,528)     (4,492,091)     (4,427,280)        (4,903)       (21,581)        (15,364)
                                 -----------    ------------    ------------     ----------     ----------      ----------
  Net.......................     $ 3,148,221    $  4,507,163    $ 30,084,478       $ (4,903)    $  (21,581)     $  (15,364)
                                 -----------    ------------    ------------     ----------     ----------      ----------
Cost of Investments.........     $89,998,858    $229,144,173    $260,964,445     $1,275,407     $2,710,225      $1,982,792
                                 ===========    ============    ============     ==========     ==========      ==========

4. CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the twelve series of Funds as follows:

                                                                                   Authorized No. of Shares
                                                                                   ------------------------
Money Market Fund...............................................................          175,000,000
All America Fund................................................................          500,000,000
Equity Index Fund...............................................................          325,000,000
Mid-Cap Equity Index Fund.......................................................          175,000,000
Bond Fund.......................................................................          450,000,000
Short-Term Bond Fund............................................................           50,000,000
Mid-Term Bond Fund..............................................................          125,000,000
Composite Fund..................................................................          300,000,000
Aggressive Equity Fund..........................................................          500,000,000
Conservative Allocation Fund....................................................          100,000,000
Moderate Allocation Fund........................................................          100,000,000
Aggressive Allocation Fund......................................................          100,000,000
                                                                                        -------------
    Sub-Total...................................................................        2,900,000,000
Shares to be allocated at the discretion of the Board of Directors..............          600,000,000
                                                                                        -------------
    Total.......................................................................        3,500,000,000
                                                                                        =============

Transactions in shares were as follows:

                                                           For the Six Months Ended June 30, 2003
                                               ---------------------------------------------------------------
                                                                                                     Mid-Cap
                                               Money Market      All America     Equity Index     Equity Index
                                                   Fund             Fund             Fund             Fund
                                               ------------      -----------     ------------     ------------
Shares issued...............................    33,555,104       24,550,190      100,435,826       49,573,000
Shares issued to shareholders as
  reinvestment of dividends.................            --               --               --               --
                                               -----------      -----------      -----------      -----------
Total.......................................    33,555,104       24,550,190      100,435,826       49,573,000
Shares redeemed.............................   (40,257,766)     (47,508,024)     (58,747,035)     (41,015,139)
                                               -----------      -----------      -----------      -----------
Net increase (decrease).....................    (6,702,662)     (22,957,834)      40,688,791        8,557,861
                                               ===========      ===========      ===========      ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. CAPITAL SHARE ACTIVITY (CONTINUED)

                                                           For the Six Months Ended June 30, 2003
                                              ---------------------------------------------------------------
                                                  Bond           Short-Term       Mid-Term         Composite
                                                  Fund           Bond Fund        Bond Fund          Fund
                                              ------------      -----------      -----------       ----------
Shares issued..............................     18,440,699       10,142,928       17,277,521        2,655,301
Shares issued to shareholders as
  reinvestment of dividends................             --               --               --               --
                                              ------------      -----------      -----------       ----------
Total......................................     18,440,699       10,142,928       17,277,521        2,655,301
Shares redeemed............................   (110,289,696)     (16,499,907)     (13,791,750)      (6,862,810)
                                              ------------      -----------      -----------       ----------
Net increase (decrease)....................    (91,848,997)      (6,356,979)       3,485,771       (4,207,509)
                                              ============      ===========      ===========       ==========

                                                            For the Six Months Ended June 30, 2003
                                               --------------------------------------------------------------
                                                Aggressive      Conservative       Moderate        Aggressive
                                                  Equity         Allocation       Allocation       Allocation
                                                   Fund            Fund(a)          Fund(a)          Fund(a)
                                               -----------      ------------      ----------       ----------
Shares issued..............................     16,883,120        1,688,500        3,045,334        2,153,097
Shares issued to shareholders as
  reinvestment of dividends................             --               --               --               --
                                               -----------        ---------        ---------        ---------
Total......................................     16,883,120        1,688,500        3,045,334        2,153,097
Shares redeemed............................    (14,354,712)        (437,857)        (446,359)        (284,779)
                                               -----------        ---------        ---------        ---------
Net increase (decrease)....................      2,528,408        1,250,643        2,598,975        1,868,318
                                               ===========        =========        =========        =========

----------
(a) Commenced operations May 20, 2003.

                                                            For the Year Ended December 31, 2002
                                               --------------------------------------------------------------
                                                                                                   Mid-Cap
                                               Money Market     All America     Equity Index     Equity Index
                                                   Fund            Fund             Fund            Fund
                                               ------------     -----------     ------------     ------------
Shares issued..............................     93,272,919       53,341,294      126,159,898      168,753,173
Shares issued to shareholders as
  reinvestment of dividends................      1,199,888        2,550,082        4,488,179        2,285,254
                                               -----------      -----------     ------------     ------------
Total......................................     94,472,807       55,891,376      130,648,077      171,038,427
Shares redeemed............................    (95,480,326)     (82,760,449)    (107,801,537)    (149,496,152)
                                               -----------      -----------     ------------     ------------
Net increase (decrease)....................     (1,007,519)     (26,869,073)      22,846,540       21,542,275
                                               ===========      ===========     ============     ============

                                                                   For the Year Ended December 31, 2002
                                               -------------------------------------------------------------------------------
                                                   Bond          Short-Term       Mid-Term         Composite       Aggressive
                                                   Fund          Bond Fund        Bond Fund          Fund          Equity Fund
                                               -----------       ----------      -----------      -----------      -----------
Shares issued..............................     48,894,932       23,729,305       74,479,890        5,163,495       86,383,916
Shares issued to shareholders as
  reinvestment of dividends................     27,597,376          976,472        2,259,181        6,648,525               --
                                               -----------       ----------      -----------      -----------      -----------
Total......................................     76,492,308       24,705,777       76,739,071       11,812,020       86,383,916
Shares redeemed............................    (45,221,439)      (4,651,359)     (35,309,529)     (26,366,733)     (83,621,978)
                                               -----------       ----------      -----------      -----------      -----------
Net increase (decrease)....................     31,270,869       20,054,418       41,429,542      (14,554,713)       2,761,938
                                               ===========       ==========      ===========      ===========      ===========

5. DIVIDENDS

      No dividends have been declared or paid as of June 30, 2003. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.

      On December 31, 2002 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income. Additionally, on September 16, 2002 the remaining required distributions relating to 2001 were executed by Internal Revenue Sec. 855(a) elections declared and paid for each of the Funds. All dividend

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. DIVIDENDS (CONTINUED)

distributions are immediately reinvested in additional shares of each respective Fund. The tax character of the distributions paid during 2002 was as follows:

                                                                                                    Mid-Cap
                                                   Money         All America     Equity Index     Equity Index       Bond
                                                Market Fund          Fund             Fund            Fund           Fund
                                                -----------      -----------      -----------     ------------     -----------
                                                      0.00(a)        100.00(a)        100.00(a)        100.00(a)          0.00(a)
                                                      ====           ======           ======           ======             ====
Ordinary Income (b)
-----------------
  2002.....................................     $1,424,275       $4,171,220       $6,127,600       $  131,585      $27,965,312
Long-term capital gains (c)
----------------------
  2002.....................................              0                0          807,547        2,103,896        7,369,399

                                                Short-Term        Mid-Term         Composite       Aggressive
                                                 Bond Fund        Bond Fund          Fund          Equity Fund
                                                ----------       ----------       ----------       -----------
                                                      0.00(a)          0.00(a)         21.31(a)          0.00(a)
                                                      ====           ======           ======           ======
Ordinary Income (b)
-----------------
  2002.....................................     $1,025,375       $2,205,615       $8,256,558               $0
Long-term capital gains (c)
----------------------
  2002.....................................              0                0                0                0

----------
Notes:
(a) This amount (if any) represents the percentage of each fund's ordinary income dividends paid during calendar year 2002 that qualify for the corporate dividends received deduction. No distribution paid during 2002 constituted a return of capital for Federal income tax purposes.
(b)   Includes distributions from fund-level net short-term capital gains.
(c) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

As of December 31, 2002 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

                                             Money                                       Mid-Cap
                                            Market      All America    Equity Index      Equity         Bond     Short-Term
                                             Fund          Fund            Fund        Index Fund       Fund      Bond Fund
                                           --------    ------------    ------------   ------------    --------   ----------
Undistributed ordinary income..........    $ 52,064    $  1,935,558    $    187,361    $ 1,286,550    $327,892    $ 24,350
Undistributed long-term
  capital gains........................           0               0               0              0           0           0
Capital loss carryforwards.............    $(14,630)   $(27,231,157)   $(10,502,084)   $(2,748,682)   $      0    $(73,449)

                                           Mid-Term      Composite      Aggressive    Conservative    Moderate   Aggressive
                                          Bond Fund         Fund       Equity Fund    Allocation    Allocation  Allocation
                                          ----------   -------------   -------------  ------------    ---------  ----------
Undistributed ordinary income..........    $ 30,000    $  4,550,800    $          0    $         0    $      0    $      0
Undistributed long-term
  capital gains........................      77,846               0               0              0           0           0

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. DIVIDENDS (CONTINUED)

During the year ended December 31, 2002, each fund reclassified the following book to tax differences [increases (decreases)]:

                                                                                                   Mid-Cap
                                                   Money        All America     Equity Index     Equity Index        Bond
                                                Market Fund        Fund             Fund             Fund            Fund
                                                -----------     -----------     ------------     ------------     -----------
Accumulated undistributed net
  investment income........................      $ (87,923)     $ 2,852,745     $    280,478       $        0     $   893,912
Accumulated undistributed net realized
  gains (loss) on investments and futures
  contracts................................         (1,020)       2,345,680       11,822,354                0       4,235,258
                                                 ---------      -----------     ------------       ----------     -----------
Paid in capital............................      $  88,943      $(5,198,425)    $(12,102,832)      $        0     $(5,129,170)
                                                 =========      ===========     ============       ==========     ===========

                                                Short-Term        Mid-Term        Composite        Aggressive
                                                 Bond Fund       Bond Fund          Fund           Equity Fund
                                                ----------      -----------     ------------       -----------
Accumulated undistributed net
  investment income........................      $  (1,695)     $    72,311     $ (5,081,051)      $  641,586
Accumulated net realized gain/loss on
  investments and futures contracts........          7,110            1,788        9,282,363         (146,229)
                                                 ---------      -----------     ------------       ----------
Paid in capital............................      $  (5,415)     $   (74,099)    $ (4,200,862)      $ (495,357)
                                                 =========      ===========     ============       ==========

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

                                        MUTUAL OF AMERICA
                                        LIFE INSURANCE COMPANY
                                        320 PARK AVENUE
                                        NEW YORK, NY 10022-6839
                                        www.mutualofamerica.com

ITEM 2.    CODE OF ETHICS.

           Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Item not applicable to semi-annual report.

ITEM 5.    Not applicable.

ITEM 6.    Reserved

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    Reserved

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

           (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.   EXHIBITS.

           (a)  Not required at this time.

           (b)  Attached hereto.

           Exhibit 99. Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

           Exhibit 99.1 Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Investment Corporation

By:   /s/ MANFRED ALTSTADT
      ----------------------------------
      Manfred Altstadt
      Senior Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Investment Corporation

Date: Sept. 8, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ MANFRED ALTSTADT*
      ----------------------------------
      Manfred Altstadt
      Senior Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Investment Corporation

   * Due to a medical disability, the President of registrant is unable to sign the Form N-CSR. Mr. Altstadt is the second ranking executive officer.

Date: Sept. 8, 2003



By:   /s/ JOHN R. GREED
      ----------------------------------
      John R. Greed
      Executive Vice President, Controller
      and Chief Accounting Officer of
      Mutual of America Investment Corporation

Date: Sept. 8, 2003